UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2017

*

This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2017

MFS® ABSOLUTE RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Derivative Overlay Positions (b)		Net Market Exposure (c)
			Long	Short
Fixed Income	U.S.	67.5%	10.2%	(9.5)%	68.2%
	Europe ex-U.K.	10.7%	4.7%	0.0%	15.4%
	United Kingdom	5.4%	3.7%	0.0%	9.1%
	Asia/Pacific ex-Japan	1.7%	7.1%	0.0%	8.8%
	Emerging Markets	2.1%	0.0%	0.0%	2.1%
	Supranational	0.4%	0.0%	0.0%	0.4%
	Japan	2.5%	0.0%	(3.3)%	(0.8)%
	North America ex-U.S.	3.9%	0.0%	(5.6)%	(1.7)%
Equity	Europe ex-U.K.	0.0%	13.4%	(2.4)%	11.0%
	Asia/Pacific ex-Japan	0.0%	4.6%	(2.6)%	2.0%
	Japan	0.0%	1.7%	0.0%	1.7%
	United Kingdom	0.0%	0.0%	(0.3)%	(0.3)%
	Emerging Markets	0.0%	9.8%	(10.2)%	(0.4)%
	U.S. Large Cap	0.0%	0.0%	(2.4)%	(2.4)%
	North America ex-U.S.	0.0%	0.0%	(4.2)%	(4.2)%
	U.S. Small/Mid Cap	0.0%	0.0%	(4.5)%	(4.5)%
Real Estate-related	U.S.	0.7%	0.0%	0.0%	0.7%
Cash	Cash & Cash Equivalents (d)				8.8%
	Other (e)				(13.9)%

Top ten holdings (c)
iBoxx $ Liquid High Yield Index Total Return Swap – DEC 2017	10.2%
Australian Treasury Bond 10 yr Future – DEC 2017	7.1%
U.S. Treasury Notes, 1.875%, 2/28/2022	5.3%
Euro Bund Future – DEC 2017	4.7%
FTSE MIB Index Future – DEC 2017	4.5%
CAC 40 Index Future – DEC 2017	4.3%
S&P TSX 60 Index Future – DEC 2017	(4.2)%
Russell 2000 Index Future – DEC 2017	(4.5)%
Canadian Treasury Bond 10 yr Future – MAR 2018	(5.6)%
U.S. Treasury Notes 10 yr Future – MAR 2018	(9.5)%

2

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	1.20%	$1,000.00	$999.75	$6.02
	Hypothetical (h)	1.20%	$1,000.00	$1,019.05	$6.07
B	Actual	1.95%	$1,000.00	$995.93	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
C	Actual	1.95%	$1,000.00	$995.96	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
I	Actual	0.95%	$1,000.00	$1,001.00	$4.77
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
R1	Actual	1.95%	$1,000.00	$996.01	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
R2	Actual	1.45%	$1,000.00	$998.50	$7.26
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
R3	Actual	1.20%	$1,000.00	$999.76	$6.02
	Hypothetical (h)	1.20%	$1,000.00	$1,019.05	$6.07
R4	Actual	0.95%	$1,000.00	$999.97	$4.76
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
R6	Actual	0.89%	$1,000.00	$1,000.27	$4.46
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.05% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

5

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.7%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 23.0%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 2.909%, (U.S. LIBOR-3mo. + 1.55%) 7/15/2026 (n)	$575,000	$578,267
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.509%, (U.S. LIBOR-3mo. + 2.15%) 7/15/2026 (n)	747,000	749,972
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 2.963%, (U.S. LIBOR-3mo. + 1.6%) 7/20/2026 (n)	565,000	568,188
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	144,762	144,719
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	605,000	609,475
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2024 (n)	709,000	709,019
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	267,901	267,875
Atrium CDO Corp., 2010-A, “B1R”, FLR, 2.809%, (U.S. LIBOR-3mo. + 1.45%) 7/16/2025 (n)	849,000	852,903
Atrium CDO Corp., 2011-A, “BR”, FLR, 2.863%, (U.S. LIBOR-3mo. + 1.5%) 10/23/2025 (n)	575,000	579,336
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.717%, (U.S. LIBOR-3mo. + 2.35%) 4/25/2026 (n)	562,000	572,125
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.853%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2026 (n)	863,000	862,495
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.063%, (U.S. LIBOR-3mo. + 1.7%) 10/20/2026 (n)	561,000	560,998
Canadian Pacific Auto Receivables Trust, 2017-1A, “A2B”, FLR, 1.483%, (U.S. LIBOR-1mo. + 0.43%) 12/19/2019 (n)	447,000	447,000
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	49,969	49,959
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,360,000	1,344,892
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.327%, 5/10/2050 (i)	5,825,117	530,138
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.074%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	458,549	461,297
Cent CLO LP, 2014-21A, “BR”, FLR, 3.774%, (U.S. LIBOR-3mo. + 2.4%) 7/27/2026 (n)	323,186	323,455
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	396,000	395,857
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	200,000	199,895
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	256,000	253,846
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	132,000	131,965

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	$186,243	$186,077
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.516%, (LIBOR-1mo. + 1.25%) 12/17/2033 (n)	806,110	810,767
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	678,000	675,343
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	390,000	387,499
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	518,548	519,546
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	807,000	804,310
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	860,000	852,872
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.059%, (U.S. LIBOR-3mo. + 1.7%) 7/15/2026 (n)	1,250,000	1,257,665
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	235,000	234,067
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	267,000	266,952
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	372,946	372,942
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	247,000	247,438
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.454%, (LIBOR-3mo. + 2.1%) 4/18/2026 (n)	260,000	259,735
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 2.909%, (LIBOR-3mo. + 1.55%) 10/15/2026 (n)	275,000	275,017
Dryden Senior Loan Fund, 2014-34A, “CR”, CLO, FLR, 3.509%, (LIBOR-3mo. + 2.15%) 10/15/2026 (n)	353,729	358,322
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	664,000	664,930
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	431,000	428,551
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	353,594	353,100
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	370,000	370,498
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	376,947	376,745
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	196,411	195,870
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	213,625	214,677
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	227,000	227,615
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,263,000	1,268,511
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	560,000	559,567
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	968,000	1,012,352
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.198%, 5/10/2050 (i)	5,246,185	426,056
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.289%, 8/10/2050 (i)	5,275,593	438,022
HarbourView CLO VII Ltd., “B1R”, FLR, 3.086%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)	890,237	890,998

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.816%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	$573,237	$573,885
Invitation Homes Trust, 2017-SFR2, “A”, FLR, (LIBOR-1mo. + 1%) 12/17/2036 (n)	840,000	842,722
JPMorgan Chase Commercial Mortgage Securities Corp., 1.241%, 9/15/2050 (i)	11,007,171	834,819
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C3, “A4”, 4.717%, 2/15/2046 (n)	927,980	981,604
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.889%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	523,217	526,294
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.413%, (U.S. LIBOR-3mo. + 2.05%) 7/20/2026 (n)	791,000	800,912
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.454%, (U.S. LIBOR-3mo. + 2.1%) 1/18/2027 (n)	393,000	399,274
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.607%, 5/15/2050 (i)	5,778,843	523,467
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.619%, 6/15/2050 (i)	2,229,047	213,030
Motor PLC, 2015-1A, “A1”, FLR, 1.928%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	32,446	32,447
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.154%, (U.S. LIBOR-3mo. + 1.8%) 4/18/2025 (n)	1,132,000	1,139,647
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (n)	62,698	62,776
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 1.928%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2065 (n)	142,578	142,866
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.686%, (U.S. LIBOR-3mo. + 1.25%) 1/15/2028 (z)	1,271,000	1,269,330
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	451,000	450,782
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	353,000	351,363
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.913%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	573,000	578,127
OCP CLO Ltd., 2015-10A, “A2AR”, 2.671%, 10/26/2027 (z)	1,038,043	1,038,043
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	75,354	75,425
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	697,000	692,061
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	145,049	144,883
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	510,000	510,575
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 1.896%, (U.S. LIBOR-1mo. + 6.5%) 11/10/2020 (n)	410,000	409,406

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
PFS Financing Corp., 2017-C, “A”, FLR, (LIBOR-1mo. + 0.47%) 10/15/2021 (n)	$309,000	$309,000
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	366,000	365,320
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	266,000	265,387
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	96,593	96,535
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.459%, (U.S. LIBOR-3mo. + 2.1%) 1/13/2025 (n)	280,000	281,798
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	168,180	167,742
Silver Spring CLO Ltd., FLR, 4.109%, (LIBOR-3mo. + 2.75%) 10/15/2026 (n)	458,000	456,749
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,000,000	991,420
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.563%, (U.S. LIBOR-3mo. + 2.2%) 10/20/2026 (n)	570,000	572,014
TICP CLO Ltd., FLR, 3.613%, (U.S. LIBOR-3mo. + 2.25%) 1/20/2027 (n)	502,000	508,536
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	650,000	640,500
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	3,824,000	276,461
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	976,891
Verizon Owner Trust, 2017-3a, “B”, 2.38%, 4/20/2022 (n)	369,000	368,066
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	317,000	316,755
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	42,686	42,684
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 1.744%, (LIBOR-1mo. + 0.5%) 11/15/2022 (n)	408,000	407,964
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	564,000	559,304
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	146,260	146,155
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	888,000	885,167

		$47,357,906
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$799,268
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,099,248
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	840,000	838,705
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	805,913
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	593,000	587,716
Ford Motor Credit Co. LLC, FLR, 2.29%, (U.S. LIBOR-3mo. + 0.94%) 1/09/2018	280,000	280,143

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 2.65%, 4/13/2020	$1,753,000	$1,755,896
General Motors Financial Co., Inc., 3.15%, 6/30/2022	397,000	397,302
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	874,607
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	479,646
Toyota Motor Credit Corp., 1.7%, 2/19/2019	620,000	617,870
Toyota Motor Credit Corp., FLR, 1.743%, (U.S. LIBOR-3mo. + 0.39%) 1/17/2019	850,000	852,740

		$9,389,054
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$202,411

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$680,000	$687,754

Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$560,000	$557,905

Business Services - 0.3%
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	$590,000	$580,362

Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$1,146,000	$1,200,571

Chemicals - 1.5%
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	$1,000,000	$999,936
Dow Chemical Co., 8.55%, 5/15/2019	840,000	914,443
LyondellBasell Industries N.V., 5%, 4/15/2019	425,000	437,382
Sherwin-Williams Co., 2.25%, 5/15/2020	805,000	801,354

		$3,153,115
Computer Software - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$526,638

Conglomerates - 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$240,000	$240,221

Consumer Products - 1.3%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$137,610
Newell Brands, Inc., 2.6%, 3/29/2019	64,000	64,238
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	236,000	236,000
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	910,000	911,994

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - continued
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$1,433,000	$1,402,525

		$2,752,367
Consumer Services - 0.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$903,000	$904,101

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$141,000	$141,341
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	593,000	594,303

		$735,644
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$155,000	$155,521
Xilinx, Inc., 2.125%, 3/15/2019	480,000	478,791

		$634,312
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$556,220
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	625,496

		$1,181,716
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$403,000	$405,890
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	822,874

		$1,228,764
Entertainment - 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$407,000	$407,335

Financial Institutions - 0.1%
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	$200,000	$200,110

Food & Beverages - 2.8%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,487,000	$1,484,995
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/01/2019	675,000	676,284
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	713,604
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	926,352
Mondelez International, Inc., FLR, 1.988%, (LIBOR-3mo. + 0.61%) 10/28/2019 (n)	1,010,000	1,013,654
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	260,000	286,289
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	607,000	605,305
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	52,166

		$5,758,649

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.2%
CVS Health Corp., 2.8%, 7/20/2020	$490,000	$492,793

Insurance - 1.5%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$180,077
American International Group, Inc., 3.3%, 3/01/2021	860,000	878,735
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	894,657
Metropolitan Life Global Funding I, FLR, 1.754%, (U.S. LIBOR-3mo. + 0.43%) 12/19/2018 (n)	1,000,000	1,003,773
Voya Financial, Inc., 2.9%, 2/15/2018	82,000	82,136

		$3,039,378
Insurance - Health - 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$861,000	$854,126

Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$600,000	$603,264

International Market Quasi-Sovereign - 3.0%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$670,000	$666,686
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,060,000	1,043,504
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	1,090,000	1,067,024
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	310,656
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	340,000	339,709
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	650,742
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	630,000	616,697
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,447,913

		$6,142,931
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$329,014

Local Authorities - 0.6%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$1,292,000	$1,272,705

Machinery & Tools - 0.7%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,548,532

Major Banks - 12.6%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$460,000	$459,918
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	599,258
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	1,306,000	1,301,221
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	1,000,000	1,001,150

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of Montreal, 1.45%, 4/09/2018	$1,700,000	$1,698,703
Barclays PLC, 3.25%, 1/12/2021	1,450,000	1,468,280
BNP Paribas, 2.7%, 8/20/2018	580,000	583,272
Citibank N.A., 2.125%, 10/20/2020	807,000	801,135
Commonwealth Bank of Australia, 2.3%, 9/06/2019	843,000	844,461
Credit Agricole, “A”, FLR, 2.78%, (LIBOR-3mo. + 1.43%) 1/10/2022 (n)	410,000	419,392
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	690,000	702,561
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	879,000	871,984
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	448,000	450,205
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	576,000	584,685
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,500,054
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	400,000	404,313
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	415,000	418,746
Mizuho Bank Ltd., FLR, 2.553%, (U.S. LIBOR-3mo. + 1.19%) 10/20/2018 (n)	260,000	262,336
Morgan Stanley, 2.375%, 7/23/2019	1,000,000	1,001,496
Morgan Stanley, 2.65%, 1/27/2020	1,100,000	1,106,857
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	602,891
PNC Bank N.A., 1.6%, 6/01/2018	620,000	619,392
PNC Bank N.A., 2.25%, 7/02/2019	650,000	651,109
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	271,025
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	790,000	792,299
Sumitomo Mitsui Banking Corp., FLR, 2.027%, (U.S. LIBOR-3mo. + 0.67%) 10/19/2018	880,000	883,782
Svenska Handelsbanken AB, 2.25%, 6/17/2019	842,000	843,932
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	999,802
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,196,067
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	1,000,000	1,008,294
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,148,000	1,167,642
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	419,648

		$25,935,910
Medical & Health Technology & Services - 1.0%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$842,000	$846,351
Becton, Dickinson and Co., 2.404%, 6/05/2020	377,000	374,785
Becton, Dickinson and Co., 2.894%, 6/06/2022	452,000	448,413
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	401,553

		$2,071,102
Medical Equipment - 1.2%
Abbott Laboratories, 2.35%, 11/22/2019	$850,000	$850,961
Abbott Laboratories, 2.9%, 11/30/2021	680,000	684,122

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Medtronic, Inc., 1.5%, 3/15/2018	$190,000	$189,934
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	750,665

		$2,475,682
Metals & Mining - 0.5%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$270,000	$269,663
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	420,055
Glencore Funding LLC, 3%, 10/27/2022 (n)	296,000	293,786

		$983,504
Midstream - 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$577,000	$577,031
EL Paso LLC, 6.5%, 9/15/2020	858,000	941,483
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	235,642
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	418,924
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	340,000	340,000
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	453,654
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,000

		$3,161,734
Mortgage-Backed - 1.0%
Fannie Mae, 4%, 12/01/2025	$310,981	$325,876
Fannie Mae, 3%, 12/01/2031	615,938	628,609
Fannie Mae, 2%, 5/25/2044	1,168,748	1,148,825
Fannie Mae, FLR, 1.527%, (LIBOR-1mo. + 0.29%) 12/25/2017	4,694	4,690
Fannie Mae, FLR, 1.487%, (LIBOR-1mo. + 0.25%) 5/25/2018	53,587	53,546
Freddie Mac, 1.018%, 7/25/2049 (i)	99,947	4,622

		$2,166,168
Network & Telecom - 1.7%
AT&T, Inc., 2.3%, 3/11/2019	$560,000	$560,777
AT&T, Inc., 2.45%, 6/30/2020	1,190,000	1,187,331
AT&T, Inc., 2.85%, 2/14/2023	405,000	401,393
AT&T, Inc., FLR, 2.372%, (U.S. LIBOR-3mo. + 0.91%) 11/27/2018	780,000	785,548
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	581,478

		$3,516,527
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$750,000	$750,076

Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,074,293

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 6.9%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	$866,000	$861,726
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	1,300,000	1,300,632
BPCE S.A., 1.625%, 1/26/2018	660,000	659,712
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,189,151
Capital One Financial Corp., 2.5%, 5/12/2020	563,000	562,855
Capital One Financial Corp., 2.4%, 10/30/2020	286,000	284,584
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	751,567
Citizens Bank N.A., 2.25%, 3/02/2020	460,000	458,248
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	249,509
Compass Bank, 2.875%, 6/29/2022	893,000	886,873
Discover Bank, 3.1%, 6/04/2020	424,000	429,593
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	200,313
First Republic Bank, 2.375%, 6/17/2019	250,000	250,042
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	502,187
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,200,316
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	200,692
National Bank of Canada, FLR, 2.159%, (LIBOR-3mo. + 0.84%) 12/14/2018	1,600,000	1,611,949
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	760,007
Santander UK PLC, 3.05%, 8/23/2018	238,000	239,881
SunTrust Banks, Inc., 2.7%, 1/27/2022	675,000	674,124
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	1,001,000	996,670

		$14,270,631
Pharmaceuticals - 4.4%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$999,908
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	568,764
Actavis Funding SCS, 3%, 3/12/2020	515,000	519,678
Amgen, Inc., 2.2%, 5/11/2020	1,126,000	1,121,241
Biogen, Inc., 2.9%, 9/15/2020	500,000	507,028
Celgene Corp., 2.125%, 8/15/2018	670,000	671,680
Celgene Corp., 2.875%, 8/15/2020	883,000	891,631
Celgene Corp., 2.75%, 2/15/2023	613,000	607,877
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	999,767
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	699,968
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,460,000	1,445,808

		$9,033,350
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$150,212

Real Estate - Office - 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/2019	$325,000	$325,384

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$167,000	$166,975

Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$90,000	$89,989
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	233,144

		$323,133
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$330,000	$337,364

Supranational - 0.4%
Corporacion Andina de Fomento, 2%, 5/10/2019	$820,000	$816,584
Corporacion Andina de Fomento, FLR, 1.928%, (U.S. LIBOR-3mo. + 0.55%) 1/29/2018	50,000	50,024

		$866,608
Telecommunications - Wireless - 1.2%
American Tower Corp., REIT, 2.8%, 6/01/2020	$280,000	$282,128
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	500,000	499,340
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	905,000	952,100
SBA Tower Trust, 2.898%, 10/08/2019 (n)	473,000	475,170
SBA Tower Trust, 2.877%, 7/09/2021 (n)	305,000	302,713

		$2,511,451
Tobacco - 1.6%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$990,000	$984,729
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	680,000	679,927
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,106,000	1,116,487
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	581,168

		$3,362,311
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$840,000	$838,685

U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$430,000	$430,273
Small Business Administration, 2.25%, 7/01/2021	185,481	186,802

		$617,075
U.S. Treasury Obligations - 6.3%
U.S. Treasury Notes, 1.75%, 9/30/2019	$2,000,000	$1,998,438
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	11,000,000	10,901,172

		$12,899,610

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 3.4%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$220,000	$220,000
Dominion Energy, Inc., 2.579%, 7/01/2020	539,000	539,300
Dominion Resources, Inc., 2.962%, 7/01/2019	410,000	413,551
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	651,262
Emera U.S. Finance LP, 2.15%, 6/15/2019	645,000	642,975
Eversource Energy, 1.6%, 1/15/2018	600,000	599,792
Eversource Energy, 2.5%, 3/15/2021	500,000	497,822
FirstEnergy Corp., 2.85%, 7/15/2022	282,000	280,090
Southern Co., 2.45%, 9/01/2018	50,000	50,170
Southern Co., 1.85%, 7/01/2019	1,150,000	1,143,860
Southern Power Co., 1.85%, 12/01/2017	960,000	960,000
Virginia Electric & Power Co., 1.2%, 1/15/2018	410,000	409,795
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	588,895

		$6,997,512
Total Bonds (Identified Cost, $187,081,774)		$186,816,975

Investment Companies (h) - 7.8%
Money Market Funds - 7.8%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $16,030,618)	16,031,705	$16,030,101

Other Assets, Less Liabilities - 1.5%		2,993,685
Net Assets - 100.0%		$205,840,761

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $16,030,101 and $186,816,975, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $75,388,346, representing 36.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

17

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Neuberger Berman CLO Ltd., 2015-20A, “BR”, FLR, 2.686%, (U.S. LIBOR-3mo. + 1.25%) 1/15/2028	11/15/17	$1,271,000	$1,269,330
OCP CLO Ltd., 2015-10A, “A2AR”, 2.671%, 10/26/2027	11/27/17	1,038,043	1,038,043
Total Restricted Securities			$2,307,373
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

18

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	1,883,156	USD	2,481,012	JPMorgan Chase Bank	2/12/2018	$72,456
JPY	669,027,106	USD	5,930,828	JPMorgan Chase Bank	2/15/2018	38,422
USD	7,887,537	NZD	11,375,539	Goldman Sachs International	2/12/2018	120,130

						$231,008

Liability Derivatives
AUD	750,218	USD	575,842	JPMorgan Chase Bank	2/12/2018	$(8,593)
CAD	1,893,603	USD	1,489,292	JPMorgan Chase Bank	2/12/2018	(20,035)
NOK	36,516,595	USD	4,484,190	Goldman Sachs International	2/12/2018	(84,951)
NOK	59,809,443	USD	7,343,628	JPMorgan Chase Bank	2/12/2018	(138,245)
SEK	11,045,349	USD	1,330,292	Goldman Sachs International	2/12/2018	(3,773)
USD	6,536,026	EUR	5,582,721	Goldman Sachs International	2/12/2018	(140,024)
USD	10,485,587	CHF	10,407,658	JPMorgan Chase Bank	2/12/2018	(155,436)
USD	1,657,685	EUR	1,415,827	JPMorgan Chase Bank	2/12/2018	(35,419)

						$(586,476)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	38	$4,885,691	December - 2017	$38,305
Bovespa Index	Short	BRL	270	5,940,916	December - 2017	502,397
CAC 40 Index	Long	EUR	140	8,944,134	December - 2017	104,359
DAX Index	Long	EUR	12	4,660,721	December - 2017	130,910
FTSE 100 Index	Short	GBP	6	594,704	December - 2017	14,899
FTSE MIB Index	Long	EUR	69	9,188,807	December - 2017	65,217
Hang Seng China ENT Index	Short	HKD	57	4,210,520	December - 2017	119,864
IBEX Index	Long	EUR	39	4,734,675	December - 2017	86,944
KOSPI Index	Long	KRW	60	4,486,449	December - 2017	191,216
MSCI Singapore Index	Long	SGD	66	1,907,058	December - 2017	13,814
NIFTY Index	Short	USD	312	6,413,472	December - 2017	78,874

						$1,346,799

19

Portfolio of Investments (unaudited) – continued

Futures Contracts - continued

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	148	$14,625,219	December - 2017	$256,192
Canadian Treasury Bond 10 yr	Short	CAD	108	11,443,321	March - 2018	5,525
Euro Bund	Long	EUR	50	9,683,874	December - 2017	47,158
Japanese Government Bond 10 yr	Short	JPY	5	6,705,318	December - 2017	8,374
U.S. Treasury Note 10 yr	Short	USD	157	19,475,359	March - 2018	146,607

						$463,856

						$1,810,655

Liability Derivatives
Equity Futures
Australian SPI 200 Index	Short	AUD	47	$5,342,575	December - 2017	$(275,840)
BIST 30 Index	Long	TRY	1,959	6,406,204	December - 2017	(357,000)
FTSE JSE Top 40 Index	Short	ZAR	112	4,369,347	December - 2017	(226,450)
Hang Seng Index	Long	HKD	40	7,539,441	December - 2017	(104,996)
Mexican Bolsa Index	Long	MXN	110	2,783,713	December - 2017	(159,772)
MSCI Taiwan Index	Long	USD	167	6,587,817	December - 2017	(200,174)
Russell 2000 Index	Short	USD	121	9,349,670	December - 2017	(826,495)
S&P 500 E-Mini Index	Short	USD	38	5,031,010	December - 2017	(235,374)
S&P TSX 60 Index	Short	CAD	59	8,699,888	December - 2017	(657,711)
Topix Index	Long	JPY	22	3,531,823	December - 2017	(13,374)

						$(3,057,186)

Interest Rate Futures
U.K. Gilt 10 yr	Long	GBP	45	$7,522,049	March - 2018	$(47,016)
U.S. Treasury Note 2 yr	Long	USD	35	7,504,219	March - 2018	(7,234)

						$(54,250)

						$(3,111,436)

20

Portfolio of Investments (unaudited) – continued

Swap Agreements

Maturity Date		Notional Amount	Counter- party	Cash Flows to Receive/ Quarterly	Cash Flows to Pay/ Quarterly	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swap Agreements
12/20/17	USD	20,490,000	Goldman Sachs International	(1)	1.487% (U.S. LIBOR- 3mo.)	$369,646	$—	$369,646

(1)	Fund to receive notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At November 30, 2017, the fund had cash collateral of $1,456,042 and other liquid securities with an aggregate value of $6,655,690 to cover collateral or margin obligations for certain derivative contracts. Deposits with brokers in the Statement of Assets and Liabilities is comprised of cash collateral.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $187,081,774)	$186,816,975
Investments in affiliated issuers, at value (identified cost, $16,030,618)	16,030,101
Deposits with brokers	1,456,042
Receivables for
Forward foreign currency exchange contracts	231,008
Daily variation margin on open futures contracts	71,550
Investments sold	1,404,431
Fund shares sold	1,313,793
Interest	932,156
Uncleared swaps, at value	369,646
Receivable from investment adviser	26,164
Total assets	$208,651,866
Liabilities
Payables for
Distributions	$1,373
Forward foreign currency exchange contracts	586,476
Daily variation margin on open futures contracts	56,317
Investments purchased	1,944,536
Fund shares reacquired	2,037
Payable to affiliates
Shareholder servicing costs	121,086
Distribution and service fees	95
Payable for independent Trustees’ compensation	87
Accrued expenses and other liabilities	99,098
Total liabilities	$2,811,105
Net assets	$205,840,761
Net assets consist of
Paid-in capital	$212,623,492
Unrealized appreciation (depreciation)	(1,585,390)
Accumulated net realized gain (loss)	(5,396,362)
Undistributed net investment income	199,021
Net assets	$205,840,761
Shares of beneficial interest outstanding	21,615,444

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,040,098	214,285	$9.52
Class B	354,455	37,557	9.44
Class C	884,580	93,782	9.43
Class I	682,804	71,593	9.54
Class R1	51,176	5,416	9.45
Class R2	51,720	5,432	9.52
Class R3	53,954	5,666	9.52
Class R4	52,329	5,495	9.52
Class R6	201,669,645	21,176,218	9.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.94 [100 / 95.75 x $9.52]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$2,152,127
Dividends from affiliated issuers	72,340
Total investment income	$2,224,467
Expenses
Management fee	$665,921
Distribution and service fees	10,047
Shareholder servicing costs	231,789
Administrative services fee	21,007
Independent Trustees’ compensation	4,552
Custodian fee	21,688
Shareholder communications	5,146
Audit and tax fees	46,156
Legal fees	1,528
Registration fees	59,897
Miscellaneous	91,799
Total expenses	$1,159,530
Fees paid indirectly	(7,020)
Reduction of expenses by investment adviser and distributor	(232,780)
Net expenses	$919,730
Net investment income (loss)	$1,304,737
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$76,215
Affiliated issuers	(716)
Futures contracts	1,529,777
Swap agreements	1,336,593
Forward foreign currency exchange contracts	(82,194)
Foreign currency	(8,589)
Net realized gain (loss)	$2,851,086
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(870,464)
Affiliated issuers	(1,541)
Futures contracts	(1,902,848)
Swap agreements	(987,172)
Forward foreign currency exchange contracts	(59,667)
Translation of assets and liabilities in foreign currencies	(7,189)
Net unrealized gain (loss)	$(3,828,881)
Net realized and unrealized gain (loss)	$(977,795)
Change in net assets from operations	$326,942
See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$1,304,737	$1,777,707
Net realized gain (loss)	2,851,086	5,757,782
Net unrealized gain (loss)	(3,828,881)	1,527,780
Change in net assets from operations	$326,942	$9,063,269
Distributions declared to shareholders
From net investment income	$(1,326,505)	$(1,878,442)
Change in net assets from fund share transactions	$2,893,195	$(9,222,028)
Total change in net assets	$1,893,632	$(2,037,201)
Net assets
At beginning of period	203,947,129	205,984,330
At end of period (including undistributed net investment income of $199,021 and $220,789, respectively)	$205,840,761	$203,947,129

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.57		$9.25	$9.53	$9.69	$9.73		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05	$0.04	$0.02	$0.02		$0.04
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.26)	(0.13)	0.00	(w)	0.21
Total from investment operations	$0.00	(w)	$0.38	$(0.22)	$(0.11)	$0.02		$0.25
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.06)	$(0.05)	$(0.06)		$(0.11)
Net asset value, end of period (x)	$9.52		$9.57	$9.25	$9.53	$9.69		$9.73
Total return (%) (r)(s)(t)(x)	(0.02	)(n)	4.11	(2.31)	(1.19)	0.24		2.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.45	1.45	1.47	1.45		1.51
Expenses after expense reductions (f)	1.20	(a)	1.19	1.14	1.14	1.14		1.15
Net investment income (loss)	0.98	(a)	0.57	0.41	0.16	0.23		0.40
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$2,040		$2,222	$2,710	$2,809	$3,846		$3,348
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.15	(a)	1.14	N/A	N/A	N/A		N/A

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.49		$9.19	$9.47	$9.66	$9.72		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$(0.03)	$(0.06)	$(0.05)		$(0.03)
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.25)	(0.13)	(0.01)		0.21
Total from investment operations	$(0.04)		$0.31	$(0.28)	$(0.19)	$(0.06)		$0.18
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$—	$—	$(0.00	)(w)	$(0.05)
Net asset value, end of period (x)	$9.44		$9.49	$9.19	$9.47	$9.66		$9.72
Total return (%) (r)(s)(t)(x)	(0.41	)(n)	3.33	(2.96)	(1.97)	(0.58)		1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.19	2.20	2.22	2.20		2.26
Expenses after expense reductions (f)	1.95	(a)	1.94	1.90	1.90	1.90		1.90
Net investment income (loss)	0.22	(a)	(0.18)	(0.35)	(0.59)	(0.53)		(0.34)
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$354		$433	$436	$644	$723		$668
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.90	(a)	1.90	N/A	N/A	N/A		N/A

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17	5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$9.48		$9.18	$9.47	$9.66	$9.72	$9.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$(0.03)	$(0.06)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.26)	(0.13)	0.00 (w)	0.22
Total from investment operations	$(0.04)		$0.31	$(0.29)	$(0.19)	$(0.05)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$—	$—	$(0.01)	$(0.05)
Net asset value, end of period (x)	$9.43		$9.48	$9.18	$9.47	$9.66	$9.72
Total return (%) (r)(s)(t)(x)	(0.40	)(n)	3.33	(3.06)	(1.97)	(0.56)	1.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.19	2.21	2.21	2.20	2.26
Expenses after expense reductions (f)	1.95	(a)	1.94	1.90	1.90	1.90	1.90
Net investment income (loss)	0.22	(a)	(0.18)	(0.34)	(0.59)	(0.53)	(0.34)
Portfolio turnover	20	(n)	53	36	30	28	29
Net assets at end of period (000 omitted)	$885		$1,025	$1,366	$1,276	$3,048	$1,999
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.90	(a)	1.90	N/A	N/A	N/A	N/A

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.58		$9.27	$9.54	$9.70	$9.74		$9.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.06	$0.04	$0.05		$0.08
Net realized and unrealized gain (loss)	(0.04)		0.31	(0.25)	(0.13)	0.00	(w)	0.19
Total from investment operations	$0.02		$0.39	$(0.19)	$(0.09)	$0.05		$0.27
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.08)	$(0.08)	$(0.07)	$(0.09)		$(0.13)
Net asset value, end of period (x)	$9.54		$9.58	$9.27	$9.54	$9.70		$9.74
Total return (%) (r)(s)(t)(x)	0.20	(n)	4.25	(1.97)	(0.94)	0.48		2.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.20	1.18	1.22	1.18		1.23
Expenses after expense reductions (f)	0.95	(a)	0.94	0.90	0.90	0.90		0.90
Net investment income (loss)	1.22	(a)	0.83	0.67	0.41	0.51		0.83
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$683		$740	$715	$1,402	$1,410		$2,244
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	0.90	(a)	0.90	N/A	N/A	N/A		N/A

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.50		$9.20	$9.48	$9.67	$9.72		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$(0.02)	$(0.03)	$(0.06)	$(0.05)		$(0.03)
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.25)	(0.13)	0.00	(w)	0.21
Total from investment operations	$(0.04)		$0.31	$(0.28)	$(0.19)	$(0.05)		$0.18
Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)	$—	$—	$(0.00	)(w)	$(0.05)
Net asset value, end of period (x)	$9.45		$9.50	$9.20	$9.48	$9.67		$9.72
Total return (%) (r)(s)(t)(x)	(0.40	)(n)	3.32	(2.95)	(1.96)	(0.48)		1.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.20	2.19	2.21	2.21		2.26
Expenses after expense reductions (f)	1.95	(a)	1.94	1.90	1.90	1.90		1.90
Net investment income (loss)	0.23	(a)	(0.17)	(0.34)	(0.59)	(0.53)		(0.35)
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$51		$51	$50	$96	$112		$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.90	(a)	1.90	N/A	N/A	N/A		N/A

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.57		$9.25	$9.52	$9.69	$9.73		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.03	$0.01	$(0.01)	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss)	(0.04)		0.32	(0.24)	(0.14)	0.00	(w)	0.21
Total from investment operations	$(0.01)		$0.35	$(0.23)	$(0.15)	$(0.00	)(w)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)	$(0.04)	$(0.02)	$(0.04)		$(0.09)
Net asset value, end of period (x)	$9.52		$9.57	$9.25	$9.52	$9.69		$9.73
Total return (%) (r)(s)(t)(x)	(0.15	)(n)	3.84	(2.47)	(1.54)	(0.02)		2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.70	1.69	1.72	1.70		1.76
Expenses after expense reductions (f)	1.45	(a)	1.44	1.40	1.40	1.40		1.40
Net investment income (loss)	0.72	(a)	0.33	0.16	(0.09)	(0.03)		0.16
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$52		$52	$50	$98	$100		$100
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.40	(a)	1.40	N/A	N/A	N/A		N/A
See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.57		$9.25	$9.53	$9.69	$9.73		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05	$0.04	$0.02	$0.02		$0.04
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.26)	(0.14)	0.00	(w)	0.21
Total from investment operations	$0.00	(w)	$0.38	$(0.22)	$(0.12)	$0.02		$0.25
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.06)	$(0.06)	$(0.04)	$(0.06)		$(0.11)
Net asset value, end of period (x)	$9.52		$9.57	$9.25	$9.53	$9.69		$9.73
Total return (%) (r)(s)(t)(x)	(0.02	)(n)	4.10	(2.32)	(1.19)	0.23		2.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.45	1.44	1.47	1.45		1.51
Expenses after expense reductions (f)	1.20	(a)	1.19	1.15	1.15	1.15		1.15
Net investment income (loss)	0.97	(a)	0.58	0.41	0.16	0.22		0.41
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$54		$53	$50	$99	$100		$100
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	1.15	(a)	1.15	N/A	N/A	N/A		N/A

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13

Net asset value, beginning of period	$9.57		$9.25	$9.53	$9.69	$9.73		$9.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.06	$0.04	$0.05		$0.06
Net realized and unrealized gain (loss)	(0.05)		0.32	(0.26)	(0.13)	0.00	(w)	0.22
Total from investment operations	$0.01		$0.40	$(0.20)	$(0.09)	$0.05		$0.28
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.08)	$(0.08)	$(0.07)	$(0.09)		$(0.14)
Net asset value, end of period (x)	$9.52		$9.57	$9.25	$9.53	$9.69		$9.73
Total return (%) (r)(s)(t)(x)	0.10	(n)	4.37	(2.07)	(0.94)	0.48		2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.20	1.19	1.22	1.20		1.26
Expenses after expense reductions (f)	0.95	(a)	0.94	0.90	0.90	0.90		0.90
Net investment income (loss)	1.23	(a)	0.83	0.66	0.41	0.47		0.66
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$52		$52	$50	$100	$101		$101
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	0.90	(a)	0.90	N/A	N/A	N/A		N/A

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17	5/31/16	5/31/15	5/31/14		5/31/13 (i)

Net asset value, beginning of period	$9.57		$9.25	$9.53	$9.69	$9.73		$9.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.07	$0.05	$0.05		$0.04
Net realized and unrealized gain (loss)	(0.05)		0.33	(0.26)	(0.13)	0.00	(w)	0.10	(g)
Total from investment operations	$0.01		$0.41	$(0.19)	$(0.08)	$0.05		$0.14
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.09)	$(0.08)	$(0.09)		$(0.09)
Net asset value, end of period (x)	$9.52		$9.57	$9.25	$9.53	$9.69		$9.73
Total return (%) (r)(s)(t)(x)	0.13	(n)	4.42	(2.02)	(0.87)	0.56		1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.14	1.12	1.15	1.13		1.23	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.85	0.83	0.83		0.89	(a)
Net investment income (loss)	1.28	(a)	0.87	0.70	0.48	0.54		0.56	(a)
Portfolio turnover	20	(n)	53	36	30	28		29
Net assets at end of period (000 omitted)	$201,670		$199,319	$200,558	$204,347	$187,921		$148,892
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding interest expense and fees (f)	0.84	(a)	0.85	N/A	N/A	N/A		N/A

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

34

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination

35

Notes to Financial Statements (unaudited) – continued

of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

36

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

37

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,516,684	$—	$13,516,684
Non-U.S. Sovereign Debt	—	8,191,257	—	8,191,257
U.S. Corporate Bonds	—	70,580,362	—	70,580,362
Residential Mortgage-Backed Securities	—	4,460,155	—	4,460,155
Commercial Mortgage-Backed Securities	—	5,235,949	—	5,235,949
Asset-Backed Securities (including CDOs)	—	39,827,970	—	39,827,970
Foreign Bonds	—	45,004,598	—	45,004,598
Mutual Funds	16,030,101	—	—	16,030,101
Total	$16,030,101	$186,816,975	$—	$202,847,076

Other Financial Instruments
Futures Contracts – Assets	$1,485,761	$324,894	$—	$1,810,655
Futures Contracts – Liabilities	(2,209,442)	(901,994)	—	(3,111,436)
Swap Agreements – Assets	—	369,646	—	369,646
Forward Foreign Currency Exchange Contracts – Assets	—	231,008	—	231,008
Forward Foreign Currency Exchange Contracts – Liabilities	—	(586,476)	—	(586,476)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

38

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$463,856	$(54,250)
Interest Rate	Total Return Swaps	369,646	—
Foreign Exchange	Forward Foreign Currency Exchange	231,008	(586,476)
Equity	Equity Futures	1,346,799	(3,057,186)
Total		$2,411,309	$(3,697,912)

(a)	The values for futures contracts presented in this table correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Investments (Purchased Options)
Interest Rate	$758,309	$1,336,593	$—	$—
Foreign Exchange	—	—	(82,194)	—
Equity	771,468	—	—	176,596
Total	$1,529,777	$1,336,593	$(82,194)	$176,596

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Investments (Purchased Options)
Interest Rate	$212,702	$(987,172)	$—	$—
Foreign Exchange	—	—	(59,667)	—
Equity	(2,115,550)	—	—	(203,310)
Total	$(1,902,848)	$(987,172)	$(59,667)	$(203,310)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

40

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$71,550	$(56,317)
Swap Agreements	369,646	—
Forward Foreign Currency Exchange Contracts	231,008	(586,476)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$672,204	$(642,793)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	71,550	(56,317)
Total Gross Amount of Derivative Assets and Liabilites Subject to a Master Netting Agreement or Similar Arrangement	$600,654	$(586,476)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$489,776	$(228,748)	$—	$(261,028)	$—
JP Morgan Chase Bank	110,878	(110,878)	—	—	—
Total	$600,654	$(339,626)	$—	$(261,028)	$—

41

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2017:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(228,748)	$228,748	$—	$—	$—
JP Morgan Chase Bank	(357,728)	110,878	—	—	(246,850)
Total	$(586,476)	$339,626	$—	$—	$(246,850)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

42

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract

43

Notes to Financial Statements (unaudited) – continued

(“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps which involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. The fund may enter into total return swap agreements on a particular security, or a basket or index of securities, in order to gain exposure to the underlying security or securities.

44

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the

45

Notes to Financial Statements (unaudited) – continued

counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

46

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$1,878,442

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$203,458,394
Gross appreciation	367,629
Gross depreciation	(978,947)
Net unrealized appreciation (depreciation)	$(611,318)

As of 5/31/2017
Undistributed ordinary income	385,476
Capital loss carryforwards	(7,624,850)
Other temporary differences	1,297,759
Net unrealized appreciation (depreciation)	158,447

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(1,418,932)
Long-Term	(6,205,918)
$(7,624,850)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

47

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$10,629	$16,429
Class B	479	274
Class C	1,162	814
Class I	4,402	6,798
Class R1	66	31
Class R2	195	188
Class R3	269	322
Class R4	329	449
Class R6	1,308,974	1,853,137
Total	$1,326,505	$1,878,442

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.65%
In excess of $1 billion and up to $2.5 billion In excess of $2.5 billion	0.55 0.50	% %

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $8,382, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $224,350, which is included in the reduction of total expenses in the Statement of Operations.

48

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $55 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,707
Class B	0.75%	0.25%	1.00%	1.00%	2,052
Class C	0.75%	0.25%	1.00%	1.00%	4,831
Class R1	0.75%	0.25%	1.00%	1.00%	259
Class R2	0.25%	0.25%	0.50%	0.50%	131
Class R3	—	0.25%	0.25%	0.25%	67
Total Distribution and Service Fees					$10,047

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $48 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$23
Class B	450
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

49

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2017, the fee was $1,418, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,138.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2017, these costs for the fund amounted to $227,233 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0205% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $180 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 3,450 shares of Class I for an aggregate amount of $32,603.

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Notes to Financial Statements (unaudited) – continued

On September 20, 2017, MFS purchased 1,485 shares of Class I for an aggregate amount of $14,301.

At November 30, 2017, MFS held approximately 75%, 100%, 100%, 96%, and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$3,170,300	$903,462
Investments (non-U.S. Government securities)	$35,422,884	$40,578,866

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	29,731	$287,983	46,747	$443,515
Class B	967	9,172	2,648	24,942
Class C	6,168	58,578	23,691	224,511
Class I	1,661	16,000	32,644	308,850
Class R3	121	1,165	216	2,047
Class R6	758,347	7,274,218	1,141,738	10,766,898
	796,995	$7,647,116	1,247,684	$11,770,763

Shares issued to shareholders in reinvestment of distributions
Class A	1,091	$10,483	1,721	$16,263
Class B	51	479	30	274
Class C	122	1,162	88	814
Class I	457	4,402	718	6,798
Class R1	7	66	3	31
Class R2	20	195	20	188
Class R3	28	269	34	322
Class R4	34	329	48	449
Class R6	135,424	1,301,624	194,784	1,843,046
	137,234	$1,319,009	197,446	$1,868,185

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Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(48,773)	$(469,847)	(109,211)	$(1,034,541)
Class B	(9,111)	(86,622)	(4,541)	(42,581)
Class C	(20,593)	(196,652)	(64,446)	(603,329)
Class I	(7,755)	(74,799)	(33,242)	(314,600)
Class R3	—	—	(136)	(1,290)
Class R6	(542,728)	(5,245,010)	(2,186,015)	(20,864,635)
	(628,960)	$(6,072,930)	(2,397,591)	$(22,860,976)

Net change
Class A	(17,951)	$(171,381)	(60,743)	$(574,763)
Class B	(8,093)	(76,971)	(1,863)	(17,365)
Class C	(14,303)	(136,912)	(40,667)	(378,004)
Class I	(5,637)	(54,397)	120	1,048
Class R1	7	66	3	31
Class R2	20	195	20	188
Class R3	149	1,434	114	1,079
Class R4	34	329	48	449
Class R6	351,043	3,330,832	(849,493)	(8,254,691)
	305,269	$2,893,195	(952,461)	$(9,222,028)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 29%, 28%, 24%, 6%, 4%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to

52

Notes to Financial Statements (unaudited) – continued

each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $728 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		14,140,650	42,541,441	(40,650,386)	16,031,705

Affilated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(716)	$(1,541)	$—	$72,340	$16,030,101

(8) Subsequent Event

On December 5, 2017, the Board of Trustees approved the liquidation of the fund on or about March 29, 2018. After December 22, 2017, the fund will be closed to all purchases except by existing investors and distribution reinvestment or other automatic investment plan programs. After March 22, 2018, the fund will be closed to all investment. MFS may authorize exceptions to this closure on a case-by-case basis. MFS Funds invested in the fund will be allowed to continue to purchase shares of the fund during the period leading up to the liquidation (including after March 22, 2018).

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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

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Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 5th quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including the replacement of a portfolio manager for the Fund effective February 1, 2017. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

55

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

56

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

58

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

59

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® EMERGING MARKETS

EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	5.4%
Alibaba Group Holding Ltd., ADR	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Baidu, Inc., ADR	3.0%
Tencent Holdings Ltd.	2.9%
Housing Development Finance Corp. Ltd.	2.7%
Yum China Holdings, Inc.	2.6%
LUKOIL PJSC, ADR	2.1%
China Construction Bank	2.1%
Banco Bradesco S.A., ADR	2.0%

Equity sectors
Technology	26.5%
Financial Services	23.7%
Special Products & Services	8.5%
Consumer Staples	7.8%
Leisure	5.8%
Retailing	5.6%
Basic Materials	4.4%
Autos & Housing	4.0%
Energy	4.0%
Utilities & Communications	2.0%
Industrial Goods & Services	1.8%
Transportation	1.7%
Health Care	0.8%

Issuer country weightings (x)
China	23.5%
South Korea	11.5%
India	8.7%
Brazil	8.5%
United States	6.7%
Taiwan	6.6%
Hong Kong	6.4%
South Africa	5.4%
Mexico	4.6%
Other Countries	18.1%

Currency exposure weightings (y)
Hong Kong Dollar	14.9%
United States Dollar	12.1%
Chinese Renminbi	11.6%
South Korean Won	11.5%
Brazilian Real	8.5%
Indian Rupee	7.6%
Taiwan Dollar	6.6%
South African Rand	5.4%
Mexican Peso	4.6%
Other Currencies	17.2%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	1.51%	$1,000.00	$1,115.42	$8.01
	Hypothetical (h)	1.51%	$1,000.00	$1,017.50	$7.64
B	Actual	2.27%	$1,000.00	$1,111.51	$12.02
	Hypothetical (h)	2.27%	$1,000.00	$1,013.69	$11.46
C	Actual	2.27%	$1,000.00	$1,111.27	$12.01
	Hypothetical (h)	2.27%	$1,000.00	$1,013.69	$11.46
I	Actual	1.27%	$1,000.00	$1,116.84	$6.74
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43
R1	Actual	2.27%	$1,000.00	$1,111.48	$12.02
	Hypothetical (h)	2.27%	$1,000.00	$1,013.69	$11.46
R2	Actual	1.77%	$1,000.00	$1,114.31	$9.38
	Hypothetical (h)	1.77%	$1,000.00	$1,016.19	$8.95
R3	Actual	1.52%	$1,000.00	$1,115.59	$8.06
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69
R4	Actual	1.27%	$1,000.00	$1,116.91	$6.74
	Hypothetical (h)	1.27%	$1,000.00	$1,018.70	$6.43
R6	Actual	1.18%	$1,000.00	$1,117.46	$6.26
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.41%, $7.48, and $7.13 for Class A, 2.17%, $11.49, and $10.96 for Class B, 2.17%, $11.49, and $10.96 for Class C, 1.17%, $6.21, and $5.92 for Class I, 2.17%, $11.49, and $10.96 for Class R1, 1.67%, $8.85, and $8.44 for Class R2, 1.42%, $7.53, and $7.18 for Class R3, 1.17%, $6.21, and $5.92 for Class R4, and 1.08%, $5.73, and $5.47 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.6%
Issuer	Shares/Par	Value ($)
Airlines - 0.9%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	64,723	$11,592,537

Alcoholic Beverages - 2.3%
AmBev S.A., ADR	2,343,224	$14,504,557
China Resources Enterprise Ltd.	5,720,000	15,800,091

		$30,304,648
Apparel Manufacturers - 0.6%
Stella International Holdings	5,459,000	$8,337,896

Automotive - 1.3%
Kia Motors Corp.	228,719	$7,072,267
Mahindra & Mahindra Ltd.	454,835	9,921,653

		$16,993,920
Business Services - 2.1%
Cognizant Technology Solutions Corp., “A”	325,927	$23,558,003
GMexico Transportes S.A.B. de C.V (a)	2,793,100	4,670,367
Novus Holdings Ltd.	31,887	15,415

		$28,243,785
Cable TV - 1.9%
Naspers Ltd.	95,146	$25,583,001

Computer Software - Systems - 2.2%
EPAM Systems, Inc. (a)	124,980	$12,677,971
Globant S.A. (a)(l)	232,568	9,302,720
Linx S.A.	1,163,600	7,393,692

		$29,374,383
Construction - 1.4%
PT Indocement Tunggal Prakarsa Tbk	5,464,200	$7,443,286
Techtronic Industries Co. Ltd.	1,954,500	11,321,736

		$18,765,022
Consumer Products - 0.9%
Dabur India Ltd.	2,277,491	$12,160,982

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - 6.4%
51job, Inc., ADR (a)	197,676	$11,366,370
China Maple Leaf Educational Systems	8,657,000	9,233,535
Ctrip.com International Ltd., ADR (a)	451,271	20,794,568
Kroton Educacional S.A.	2,771,200	15,339,823
MakeMyTrip Ltd. (a)	460,843	14,009,627
SEEK Ltd.	980,182	13,806,255

		$84,550,178
Containers - 0.6%
Lock & Lock Co. Ltd.	271,794	$7,301,341

Electrical Equipment - 1.7%
Bharat Heavy Electricals Ltd.	4,636,185	$6,662,750
LS Industrial Systems Co. Ltd.	290,843	16,420,800

		$23,083,550
Electronics - 11.0%
Samsung Electronics Co. Ltd.	30,625	$71,953,848
Silicon Motion Technology Corp., ADR	282,500	14,622,200
Taiwan Semiconductor Manufacturing Co. Ltd.	7,808,695	58,837,270

		$145,413,318
Energy - Independent - 1.0%
Gran Tierra Energy, Inc. (a)	3,099,430	$6,942,877
Ultrapar Participacoes S.A.	291,640	6,254,297

		$13,197,174
Energy - Integrated - 2.5%
LUKOIL PJSC, ADR	504,246	$28,010,865
YPF S.A., ADR	255,394	5,794,890

		$33,805,755
Food & Beverages - 4.1%
AVI Ltd.	2,119,276	$15,535,692
BRF S.A. (a)	783,310	9,207,951
Orion Corp. (a)	151,768	15,927,216
Tingyi (Cayman Islands) Holding Corp.	9,042,000	14,216,854

		$54,887,713
Food & Drug Stores - 2.3%
Clicks Group Ltd.	926,049	$11,707,447
Dairy Farm International Holdings Ltd.	1,295,400	10,400,611
Eurocash S.A.	1,033,683	8,047,941

		$30,155,999

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Forest & Paper Products - 1.3%
Fibria Celulose S.A.	930,207	$12,835,831
Suzano Papel e Celulose	763,700	4,085,105

		$16,920,936
Furniture & Appliances - 1.3%
Coway Co. Ltd.	202,104	$17,810,038

Gaming & Lodging - 0.2%
Genting Berhad	1,395,900	$3,003,771

General Merchandise - 0.3%
S.A.C.I. Falabella	532,227	$4,458,177

Insurance - 2.1%
AIA Group Ltd.	2,660,200	$21,683,083
Samsung Fire & Marine Insurance Co. Ltd.	24,808	5,927,020

		$27,610,103
Internet - 11.9%
Alibaba Group Holding Ltd., ADR (a)	390,872	$69,215,613
Baidu, Inc., ADR (a)	167,028	39,849,540
NAVER Corp.	13,684	10,085,547
Tencent Holdings Ltd.	746,400	38,528,496

		$157,679,196
Major Banks - 3.4%
China Construction Bank	31,498,490	$27,592,550
Industrial & Commercial Bank of China, “H”	21,858,000	17,141,098

		$44,733,648
Metals & Mining - 1.3%
Vale S.A., ADR	1,562,195	$16,715,486

Network & Telecom - 1.4%
VTech Holdings Ltd.	1,329,400	$19,098,056

Oil Services - 0.4%
Lamprell PLC (a)	6,324,250	$5,815,984

Other Banks & Diversified Financials - 16.5%
Banco Bradesco S.A., ADR	2,720,125	$26,630,024
Barclays Africa Group Ltd.	606,870	6,981,549
Credicorp Ltd.	45,432	9,587,515
E.Sun Financial Holding Co. Ltd.	22,565,631	13,980,380

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Grupo Financiero Banorte S.A. de C.V.	1,610,803	$9,447,779
Grupo Financiero Inbursa S.A. de C.V.	9,025,584	15,944,182
Housing Development Finance Corp. Ltd.	1,368,215	35,557,039
Kasikornbank Co. Ltd.	2,468,000	17,198,799
Komercni Banka A.S.	106,230	4,452,489
Kotak Mahindra Bank Ltd.	349,959	5,446,964
Metropolitan Bank & Trust Co.	4,184,620	7,976,256
PT Bank Central Asia Tbk	5,155,000	7,755,748
Public Bank Berhad	2,332,051	11,353,523
Sberbank of Russia	3,622,767	13,902,973
Shriram Transport Finance Co. Ltd.	1,040,666	21,535,166
Turkiye Sinai Kalkinma Bankasi A.S.	15,739,450	5,426,149
Union National Bank	4,971,012	5,264,698

		$218,441,233
Pharmaceuticals - 0.7%
Genomma Lab Internacional S.A., “B” (a)	8,367,351	$9,914,120

Real Estate - 1.8%
Aldar Properties PJSC	9,220,011	$5,522,468
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	4,976,310	3,231,171
Hang Lung Properties Ltd.	6,219,000	14,676,552

		$23,430,191
Restaurants - 3.7%
Alsea S.A.B. de C.V.	1,771,535	$5,855,002
Jollibee Foods Corp.	1,607,680	7,792,098
Yum China Holdings, Inc.	857,425	35,008,663

		$48,655,763
Specialty Chemicals - 1.3%
Astra Argo Lestari	6,676,000	$6,845,281
PTT Global Chemical PLC	4,226,100	10,287,047

		$17,132,328
Specialty Stores - 2.4%
Dufry AG (a)	126,722	$18,240,239
JD.com, Inc., ADR (a)	345,861	12,952,495

		$31,192,734
Telecommunications - Wireless - 0.7%
Mobile TeleSystems PJSC, ADR	908,930	$9,425,604

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.5%
PT XL Axiata Tbk (a)	29,746,450	$6,773,552

Tobacco - 0.5%
PT Hanjaya Mandala Sampoerna Tbk	21,849,500	$6,623,019

Trucking - 0.9%
Emergent Capital, Inc.	690,971	$11,450,520

Utilities - Electric Power - 0.8%
CESC Ltd.	673,457	$10,631,490
Total Common Stocks (Identified Cost, $979,576,917)		$1,281,267,151

Investment Companies (h) - 2.5%
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $32,663,362)	32,665,949	$32,662,683

Collateral for Securities Loaned - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j) (Identified Cost, $3,267,783)	3,267,783	$3,267,783

Other Assets, Less Liabilities - 0.7%		9,797,949
Net Assets - 100.0%		$1,326,995,566

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $32,662,683 and $1,284,534,934, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $3,207,640 of securities on loan (identified cost, $982,844,700)	$1,284,534,934
Investments in affiliated issuers, at value (identified cost, $32,663,362)	32,662,683
Cash	17,027
Foreign currency, at value (identified cost, $86,083)	86,839
Receivables for
Investments sold	10,751,935
Fund shares sold	13,411,367
Interest and dividends	220,679
Total assets	$1,341,685,464
Liabilities
Payables for
Investments purchased	$7,712,834
Fund shares reacquired	218,661
Collateral for securities loaned, at value	3,267,783
Payable to affiliates
Investment adviser	72,212
Shareholder servicing costs	307,150
Distribution and service fees	1,840
Payable for independent Trustees’ compensation	876
Deferred country tax expense payable	2,578,600
Accrued expenses and other liabilities	529,942
Total liabilities	$14,689,898
Net assets	$1,326,995,566
Net assets consist of
Paid-in capital	$1,107,089,012
Unrealized appreciation (depreciation) (net of $2,237,568 deferred country tax)	299,453,226
Accumulated net realized gain (loss)	(83,851,213)
Undistributed net investment income	4,304,541
Net assets	$1,326,995,566
Shares of beneficial interest outstanding	37,500,063

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$139,918,920	4,126,043	$33.91
Class B	5,906,662	188,813	31.28
Class C	23,823,231	779,794	30.55
Class I	39,421,550	1,102,970	35.74
Class R1	499,841	16,498	30.30
Class R2	5,459,331	176,188	30.99
Class R3	2,502,791	74,113	33.77
Class R4	6,691,666	197,929	33.81
Class R6	1,102,771,574	30,837,715	35.76

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.98 [100 / 94.25 x $33.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$11,383,807
Dividends from affiliated issuers	126,796
Income on securities loaned	2,881
Foreign taxes withheld	(1,192,155)
Total investment income	$10,321,329
Expenses
Management fee	$5,899,925
Distribution and service fees	325,831
Shareholder servicing costs	754,462
Administrative services fee	99,405
Independent Trustees’ compensation	8,550
Custodian fee	290,101
Shareholder communications	19,053
Audit and tax fees	51,458
Legal fees	5,417
Miscellaneous	93,280
Total expenses	$7,547,482
Reduction of expenses by investment adviser and distributor	(55,127)
Net expenses	$7,492,355
Net investment income (loss)	$2,828,974
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $ 87,329 country tax)	$11,018,828
Affiliated issuers	(1,246)
Foreign currency	(84,387)
Net realized gain (loss)	$10,933,195
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $ 1,191,503 increase in deferred country tax)	$115,405,065
Affiliated issuers	(2,418)
Translation of assets and liabilities in foreign currencies	(2,207)
Net unrealized gain (loss)	$115,400,440
Net realized and unrealized gain (loss)	$126,333,635
Change in net assets from operations	$129,162,609

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$2,828,974	$6,683,130
Net realized gain (loss)	10,933,195	(15,602,645)
Net unrealized gain (loss)	115,400,440	222,856,819
Change in net assets from operations	$129,162,609	$213,937,304
Distributions declared to shareholders
From net investment income	$—	$(6,355,094)
Change in net assets from fund share transactions	$131,413,391	$100,060,677
Total change in net assets	$260,576,000	$307,642,887
Net assets
At beginning of period	1,066,419,566	758,776,679
At end of period (including undistributed net investment income of $4,304,541 and $1,475,567, respectively)	$1,326,995,566	$1,066,419,566

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$30.39		$24.05		$27.87	$30.60	$30.76	$27.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.16	(c)	$0.16	$0.12	$0.13	$0.18
Net realized and unrealized gain (loss)	3.49		6.32		(3.95)	(1.98)	(0.17)	3.22
Total from investment operations	$3.52		$6.48		$(3.79)	$(1.86)	$(0.04)	$3.40
Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.03)	$(0.20)	$(0.12)	$(0.25)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.14)		$(0.03)	$(0.87)	$(0.12)	$(0.25)
Net asset value, end of period (x)	$33.91		$30.39		$24.05	$27.87	$30.60	$30.76
Total return (%) (r)(s)(t)(x)	11.58	(n)	27.04	(c)	(13.59)	(5.90)	(0.11)	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.63	(c)	1.73	1.69	1.69	1.69
Expenses after expense reductions (f)	1.51	(a)	1.61	(c)	1.70	1.66	1.67	1.68
Net investment income (loss)	0.21	(a)(l)	0.60	(c)	0.64	0.40	0.43	0.59
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$139,919		$116,512		$114,533	$132,361	$161,724	$223,707

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$28.15		$22.32		$26.03	$28.63	$28.88	$25.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.05	)(c)	$(0.01)	$(0.10)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	3.21		5.88		(3.70)	(1.83)	(0.17)	3.02
Total from investment operations	$3.13		$5.83		$(3.71)	$(1.93)	$(0.25)	$2.97
Less distributions declared to shareholders
From net realized gain	$—		$—		$—	$(0.67)	$—	$—
Net asset value, end of period (x)	$31.28		$28.15		$22.32	$26.03	$28.63	$28.88
Total return (%) (r)(s)(t)(x)	11.12	(n)	26.12	(c)	(14.25)	(6.60)	(0.87)	11.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.38	(c)	2.48	2.44	2.44	2.44
Expenses after expense reductions (f)	2.27	(a)	2.37	(c)	2.45	2.42	2.42	2.43
Net investment income (loss)	(0.51	)(a)(l)	(0.20	)(c)	(0.03)	(0.36)	(0.30)	(0.19)
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$5,907		$5,786		$5,777	$9,026	$12,251	$17,777

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$27.49		$21.80		$25.42	$27.98	$28.22	$25.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.05	)(c)	$(0.01)	$(0.10)	$(0.08)	$(0.05)
Net realized and unrealized gain (loss)	3.14		5.74		(3.61)	(1.79)	(0.16)	2.95
Total from investment operations	$3.06		$5.69		$(3.62)	$(1.89)	$(0.24)	$2.90
Less distributions declared to shareholders
From net investment income	$—		$—		$—	$—	$—	$(0.01)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$—		$—	$(0.67)	$—	$(0.01)
Net asset value, end of period (x)	$30.55		$27.49		$21.80	$25.42	$27.98	$28.22
Total return (%) (r)(s)(t)(x)	11.13	(n)	26.10	(c)	(14.24)	(6.62)	(0.85)	11.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.38	(c)	2.48	2.44	2.44	2.44
Expenses after expense reductions (f)	2.27	(a)	2.37	(c)	2.45	2.42	2.42	2.43
Net investment income (loss)	(0.51	)(a)(l)	(0.21	)(c)	(0.04)	(0.37)	(0.29)	(0.18)
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$23,823		$22,567		$20,132	$30,000	$37,532	$44,562

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$32.00		$25.31		$29.31	$32.16	$32.33	$29.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.21	(c)	$0.30	$0.18	$0.24	$0.37
Net realized and unrealized gain (loss)	3.66		6.69		(4.22)	(2.07)	(0.20)	3.29
Total from investment operations	$3.74		$6.90		$(3.92)	$(1.89)	$0.04	$3.66
Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.08)	$(0.29)	$(0.21)	$(0.34)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.21)		$(0.08)	$(0.96)	$(0.21)	$(0.34)
Net asset value, end of period (x)	$35.74		$32.00		$25.31	$29.31	$32.16	$32.33
Total return (%) (r)(s)(t)(x)	11.69	(n)	27.41	(c)	(13.38)	(5.70)	0.13	12.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.38	(c)	1.47	1.44	1.44	1.44
Expenses after expense reductions (f)	1.27	(a)	1.36	(c)	1.45	1.42	1.42	1.43
Net investment income (loss)	0.45	(a)(l)	0.74	(c)	1.18	0.59	0.76	1.17
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$39,422		$33,855		$19,942	$50,613	$58,251	$43,387
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17		5/31/16		5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$27.26		$21.62		$25.21		$27.84	$28.14	$25.33
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.05	)(c)	$(0.00	)(w)	$(0.13)	$(0.09)	$(0.03)
Net realized and unrealized gain (loss)	3.12		5.69		(3.59)		(1.76)	(0.17)	2.95
Total from investment operations	$3.04		$5.64		$(3.59)		$(1.89)	$(0.26)	$2.92
Less distributions declared to shareholders
From net investment income	$—		$—		$—		$(0.07)	$(0.04)	$(0.11)
From net realized gain	—		—		—		(0.67)	—	—
Total distributions declared to shareholders	$—		$—		$—		$(0.74)	$(0.04)	$(0.11)
Net asset value, end of period (x)	$30.30		$27.26		$21.62		$25.21	$27.84	$28.14
Total return (%) (r)(s)(t)(x)	11.15	(n)	26.09	(c)	(14.24)		(6.63)	(0.91)	11.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.38	(c)	2.48		2.45	2.44	2.44
Expenses after expense reductions (f)	2.27	(a)	2.37	(c)	2.46		2.42	2.42	2.42
Net investment income (loss)	(0.52	)(a)(l)	(0.23	)(c)	(0.02)		(0.49)	(0.32)	(0.12)
Portfolio turnover	14	(n)	43		55		38	44	35
Net assets at end of period (000 omitted)	$500		$457		$376		$574	$458	$704

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$27.81		$22.05		$25.61	$28.25	$28.47	$25.62
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05	(c)	$0.06	$0.00 (w)	$0.05	$0.09
Net realized and unrealized gain (loss)	3.19		5.82		(3.59)	(1.79)	(0.16)	3.00
Total from investment operations	$3.18		$5.87		$(3.53)	$(1.79)	$(0.11)	$3.09
Less distributions declared to shareholders
From net investment income	$—		$(0.11)		$(0.03)	$(0.18)	$(0.11)	$(0.24)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.11)		$(0.03)	$(0.85)	$(0.11)	$(0.24)
Net asset value, end of period (x)	$30.99		$27.81		$22.05	$25.61	$28.25	$28.47
Total return (%) (r)(s)(t)(x)	11.43	(n)	26.72	(c)	(13.80)	(6.16)	(0.38)	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.88	(c)	1.98	1.95	1.94	1.94
Expenses after expense reductions (f)	1.77	(a)	1.87	(c)	1.96	1.93	1.92	1.93
Net investment income (loss)	(0.05	)(a)(l)	0.21	(c)	0.27	0.02	0.19	0.30
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$5,459		$4,643		$3,358	$1,781	$1,096	$803

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$30.27		$23.94		$27.70	$30.45	$30.62	$27.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.16	(c)	$0.24	$0.10	$0.13	$0.18
Net realized and unrealized gain (loss)	3.47		6.29		(4.00)	(1.96)	(0.16)	3.21
Total from investment operations	$3.50		$6.45		$(3.76)	$(1.86)	$(0.03)	$3.39
Less distributions declared to shareholders
From net investment income	$—		$(0.12)		$—	$(0.22)	$(0.14)	$(0.25)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.12)		$—	$(0.89)	$(0.14)	$(0.25)
Net asset value, end of period (x)	$33.77		$30.27		$23.94	$27.70	$30.45	$30.62
Total return (%) (r)(s)(t)(x)	11.56	(n)	27.06	(c)	(13.57)	(5.93)	(0.10)	12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.63	(c)	1.72	1.70	1.69	1.69
Expenses after expense reductions (f)	1.52	(a)	1.62	(c)	1.70	1.67	1.67	1.68
Net investment income (loss)	0.19	(a)(l)	0.61	(c)	0.97	0.33	0.45	0.59
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$2,503		$2,072		$1,947	$4,674	$4,201	$3,448

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$30.26		$23.96		$27.77	$30.52	$30.70	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.21	(c)	$0.22	$0.18	$0.21	$0.26
Net realized and unrealized gain (loss)	3.49		6.30		(3.93)	(1.98)	(0.18)	3.22
Total from investment operations	$3.55		$6.51		$(3.71)	$(1.80)	$0.03	$3.48
Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.10)	$(0.28)	$(0.21)	$(0.34)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.21)		$(0.10)	$(0.95)	$(0.21)	$(0.34)
Net asset value, end of period (x)	$33.81		$30.26		$23.96	$27.77	$30.52	$30.70
Total return (%) (r)(s)(t)(x)	11.73	(n)	27.32	(c)	(13.35)	(5.68)	0.11	12.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.38	(c)	1.48	1.44	1.44	1.44
Expenses after expense reductions (f)	1.27	(a)	1.37	(c)	1.46	1.42	1.42	1.43
Net investment income (loss)	0.40	(a)(l)	0.77	(c)	0.90	0.61	0.72	0.84
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$6,692		$4,817		$3,940	$4,487	$5,023	$4,693

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$32.00		$25.32		$29.34	$32.19	$32.36	$29.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.24	(c)	$0.25	$0.22	$0.25	$0.29
Net realized and unrealized gain (loss)	3.67		6.67		(4.14)	(2.09)	(0.19)	3.40
Total from investment operations	$3.76		$6.91		$(3.89)	$(1.87)	$0.06	$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.23)		$(0.13)	$(0.31)	$(0.23)	$(0.34)
From net realized gain	—		—		—	(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.23)		$(0.13)	$(0.98)	$(0.23)	$(0.34)
Net asset value, end of period (x)	$35.76		$32.00		$25.32	$29.34	$32.19	$32.36
Total return (%) (r)(s)(t)(x)	11.75	(n)	27.49	(c)	(13.25)	(5.60)	0.21	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.28	(c)	1.36	1.35	1.34	1.36
Expenses after expense reductions (f)	1.18	(a)	1.26	(c)	1.34	1.32	1.32	1.34
Net investment income (loss)	0.54	(a)(l)	0.86	(c)	0.99	0.70	0.79	0.89
Portfolio turnover	14	(n)	43		55	38	44	35
Net assets at end of period (000 omitted)	$1,102,772		$875,711		$588,772	$565,813	$536,021	$403,055

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund my be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

24

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

25

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$203,404,103	$108,295,770	$—	$311,699,873
South Korea	30,809,325	121,688,753	—	152,498,078
India	71,649,301	44,276,370	—	115,925,671
Brazil	112,966,766	—	—	112,966,766
Taiwan	73,459,469	13,980,380	—	87,439,849
Hong Kong	19,098,056	66,419,879	—	85,517,935
South Africa	71,273,624	—	—	71,273,624
Mexico	60,655,157	—	—	60,655,157
Russia	37,436,470	13,902,973	—	51,339,443
Other Countries	172,459,850	59,490,905	—	231,950,755
Mutual Funds	35,930,466	—	—	35,930,466
Total	$889,142,587	$428,055,030	$—	$1,317,197,617

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $373,973,704 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

26

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,207,640. The fair value of the fund’s investment securities on loan and a related liability of $3,267,783 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

27

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$6,355,094

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$1,026,017,756
Gross appreciation	324,775,028
Gross depreciation	(33,595,167)
Net unrealized appreciation (depreciation)	$291,179,861

As of 5/31/17
Undistributed ordinary income	1,497,486
Capital loss carryforwards	(83,933,682)
Other temporary differences	(1,405,570)
Net unrealized appreciation (depreciation)	174,585,711

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(83,933,682)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$548,688
Class I	—	176,499
Class R2	—	19,119
Class R3	—	7,343
Class R4	—	32,256
Class R6	—	5,571,189
Total	$—	$6,355,094

29

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $500 million	1.05%
In excess of $500 million and up to $1 billion	0.95%
In excess of $1 billion and up to $4 billion	0.90%
In excess of $4 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $49,221, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.97% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.65%	2.40%	2.40%	1.40%	2.40%	1.90%	1.65%	1.40%	1.29%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,391 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$160,787
Class B	0.75%	0.25%	1.00%	1.00%	29,807
Class C	0.75%	0.25%	1.00%	1.00%	117,327
Class R1	0.75%	0.25%	1.00%	1.00%	2,416
Class R2	0.25%	0.25%	0.50%	0.50%	12,620
Class R3	—	0.25%	0.25%	0.25%	2,874
Total Distribution and Service Fees					$325,831

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $5,760, $28, and $118 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$130
Class B	3,451
Class C	341

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $50,261, which equated to 0.0084% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $131,754.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

31

Notes to Financial Statements (unaudited) – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period June 1, 2017 through September 30, 2017, these costs for the fund amounted to $572,447 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective October 1, 2017, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $62 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $788 at November 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $1,005 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

32

Notes to Financial Statements (unaudited) – continued

On August 15, 2017, MFS redeemed 576 shares of Class R1 for an aggregate amount of $16,430. On March 16, 2017, MFS purchased 9,315 shares of Class I for an aggregate amount of $277,109.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $707,209 and $397,123, respectively. The sales transactions resulted in net realized gains (losses) of $153,363.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $269,059,564 and $162,026,285, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	669,834	$22,049,716	1,147,500	$30,685,731
Class B	14,724	443,735	24,067	597,251
Class C	51,997	1,527,374	184,921	4,600,088
Class I	195,816	6,753,372	702,359	20,016,658
Class R1	947	27,524	2,581	61,529
Class R2	30,888	928,009	76,975	1,888,536
Class R3	21,555	703,390	46,960	1,285,824
Class R4	49,220	1,602,185	29,037	776,013
Class R6	4,368,899	150,746,949	7,044,813	201,745,590
	5,403,880	$184,782,254	9,259,213	$261,657,220

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	21,101	$537,032
Class I	—	—	6,251	167,279
Class R2	—	—	790	18,416
Class R3	—	—	290	7,343
Class R4	—	—	1,274	32,256
Class R6	—	—	204,365	5,466,765
	—	$—	234,071	$6,229,091

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(377,363)	$(12,277,992)	(2,096,903)	$(55,681,660)
Class B	(31,481)	(950,812)	(77,268)	(1,923,726)
Class C	(93,237)	(2,725,494)	(287,374)	(7,066,595)
Class I	(150,968)	(5,109,755)	(438,262)	(12,230,945)
Class R1	(1,213)	(34,561)	(3,200)	(76,704)
Class R2	(21,669)	(637,284)	(63,079)	(1,572,551)
Class R3	(15,891)	(514,561)	(60,122)	(1,586,389)
Class R4	(10,465)	(337,593)	(35,612)	(962,625)
Class R6	(899,645)	(30,780,811)	(3,136,682)	(86,724,439)
	(1,601,932)	$(53,368,863)	(6,198,502)	$(167,825,634)

Net change
Class A	292,471	$9,771,724	(928,302)	$(24,458,897)
Class B	(16,757)	(507,077)	(53,201)	(1,326,475)
Class C	(41,240)	(1,198,120)	(102,453)	(2,466,507)
Class I	44,848	1,643,617	270,348	7,952,992
Class R1	(266)	(7,037)	(619)	(15,175)
Class R2	9,219	290,725	14,686	334,401
Class R3	5,664	188,829	(12,872)	(293,222)
Class R4	38,755	1,264,592	(5,301)	(154,356)
Class R6	3,469,254	119,966,138	4,112,496	120,487,916
	3,801,948	$131,413,391	3,294,782	$100,060,677

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 74%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund and the MFS Lifetime 2060 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

34

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $3,390 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		19,889,594	154,260,623	(141,484,268)	32,665,949

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,246)	$(2,418)	$—	$126,796	$32,662,683

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

36

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 5th quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including assigning an additional portfolio manager for the Fund effective July 1, 2017. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

37

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $500 million, $1 billion and $4 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel

38

Board Review of Investment Advisory Agreement – continued

and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

39

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

40

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.8%
Roche Holding AG	3.2%
AIA Group Ltd.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Accenture PLC, “A”	2.8%
SAP AG	2.7%
Pernod Ricard S.A.	2.6%
Alibaba Group Holding Ltd., ADR	2.5%
L’Oréal	2.5%
LVMH Moet Hennessy Louis Vuitton S.A.	2.3%

Equity sectors
Consumer Staples	17.9%
Technology	17.0%
Health Care	13.0%
Financial Services	11.9%
Basic Materials	7.9%
Special Products & Services	7.0%
Industrial Goods & Services	6.8%
Retailing	6.2%
Leisure	4.1%
Transportation	2.5%
Energy	1.9%
Autos & Housing	1.2%
Utilities & Communications	1.1%

Issuer country weightings (x)
France	17.9%
United Kingdom	12.5%
Switzerland	12.1%
Germany	11.3%
Japan	8.6%
United States	5.9%
China	4.8%
Canada	4.0%
Taiwan	3.4%
Other Countries	19.5%

Currency exposure weightings (y)
Euro	33.7%
British Pound Sterling	13.4%
Swiss Franc	12.1%
United States Dollar	9.2%
Japanese Yen	8.6%
Chinese Renminbi	3.9%
Taiwan Dollar	3.4%
Hong Kong Dollar	3.3%
Indian Rupee	2.9%
Other Currencies	9.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs,

including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	1.14%	$1,000.00	$1,090.38	$5.97
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
B	Actual	1.89%	$1,000.00	$1,086.11	$9.88
	Hypothetical (h)	1.89%	$1,000.00	$1,015.59	$9.55
C	Actual	1.89%	$1,000.00	$1,086.18	$9.88
	Hypothetical (h)	1.89%	$1,000.00	$1,015.59	$9.55
I	Actual	0.89%	$1,000.00	$1,091.83	$4.67
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
R1	Actual	1.89%	$1,000.00	$1,086.29	$9.88
	Hypothetical (h)	1.89%	$1,000.00	$1,015.59	$9.55
R2	Actual	1.39%	$1,000.00	$1,089.00	$7.28
	Hypothetical (h)	1.39%	$1,000.00	$1,018.10	$7.03
R3	Actual	1.14%	$1,000.00	$1,090.32	$5.97
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
R4	Actual	0.89%	$1,000.00	$1,091.76	$4.67
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51
R6	Actual	0.79%	$1,000.00	$1,092.14	$4.14
	Hypothetical (h)	0.79%	$1,000.00	$1,021.11	$4.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
Rolls-Royce Holdings PLC	4,455,473	$51,639,249

Alcoholic Beverages - 5.4%
AmBev S.A., ADR	4,587,943	$28,399,367
China Resources Enterprise Ltd.	8,818,000	24,357,553
Diageo PLC	2,979,531	103,498,192
Pernod Ricard S.A. (l)	904,764	141,127,074

		$297,382,186
Apparel Manufacturers - 5.0%
Burberry Group PLC	1,883,765	$43,716,893
Kering S.A.	230,226	102,143,332
LVMH Moet Hennessy Louis Vuitton SE	436,680	127,080,865

		$272,941,090
Broadcasting - 1.8%
Publicis Groupe S.A.	571,304	$37,943,681
WPP PLC	3,342,236	59,076,939

		$97,020,620
Business Services - 7.0%
Accenture PLC, “A”	1,019,379	$150,878,286
Brenntag AG	778,020	48,431,782
Compass Group PLC	3,185,974	64,587,599
Experian Group Ltd.	2,284,385	47,515,020
Intertek Group PLC	984,815	69,656,497

		$381,069,184
Computer Software - 4.6%
Dassault Systems S.A.	577,685	$62,096,187
OBIC Co. Ltd.	638,800	44,392,395
SAP AG	1,297,011	146,117,514

		$252,606,096
Computer Software - Systems - 3.6%
Amadeus IT Holding S.A.	1,427,642	$102,923,581
NICE Systems Ltd., ADR	1,070,607	93,688,819

		$196,612,400
Construction - 1.2%
Toto Ltd.	1,160,700	$64,735,268

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 5.1%
Kao Corp.	740,100	$49,143,425
L’Oréal	604,796	133,749,639
Reckitt Benckiser Group PLC	1,066,705	93,567,830

		$276,460,894
Containers - 0.5%
Brambles Ltd.	3,833,368	$29,855,836

Electrical Equipment - 4.4%
Legrand S.A.	389,722	$29,205,029
Mettler-Toledo International, Inc. (a)	106,296	66,882,506
Prysmian S.p.A.	1,501,561	50,006,757
Schneider Electric S.A.	1,078,808	92,721,298

		$238,815,590
Electronics - 3.8%
MediaTek, Inc.	2,670,000	$29,359,597
Mellanox Technologies Ltd. (a)	344,660	20,369,406
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,937,889	155,940,404

		$205,669,407
Energy - Independent - 1.0%
Caltex Australia Ltd.	1,035,371	$26,728,685
Oil Search Ltd.	5,431,174	29,142,180

		$55,870,865
Energy - Integrated - 0.8%
Suncor Energy, Inc.	1,340,947	$46,511,939

Food & Beverages - 5.8%
Danone S.A.	1,303,275	$110,012,692
Nestle S.A.	2,408,715	206,286,392

		$316,299,084
Food & Drug Stores - 1.2%
Sundrug Co. Ltd.	1,464,000	$67,874,786

Gaming & Lodging - 0.8%
Paddy Power Betfair PLC	388,575	$43,748,622

Insurance - 2.9%
AIA Group Ltd.	19,176,600	$156,306,972

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 4.4%
Alibaba Group Holding Ltd., ADR (a)	772,764	$136,841,049
Baidu, Inc., ADR (a)	325,502	77,658,267
NAVER Corp.	33,269	24,520,322

		$239,019,638
Leisure & Toys - 0.3%
BANDAI NAMCO Holdings, Inc.	438,100	$14,283,105

Machinery & Tools - 1.5%
GEA Group AG	1,065,596	$51,411,557
Ritchie Bros. Auctioneers, Inc.	1,102,199	29,200,606

		$80,612,163
Major Banks - 2.6%
HSBC Holdings PLC	5,987,537	$59,435,997
UBS AG	4,674,652	80,734,270

		$140,170,267
Medical & Health Technology & Services - 1.4%
Fresenius Medical Care AG & Co. KGaA	755,650	$75,073,921

Medical Equipment - 3.4%
Essilor International S.A.	463,644	$59,627,612
QIAGEN N.V.	1,298,948	41,025,025
Terumo Corp.	1,752,600	84,187,722

		$184,840,359
Network & Telecom - 0.6%
LM Ericsson Telephone Co., “B”	5,401,288	$33,971,988

Other Banks & Diversified Financials - 6.5%
Aeon Credit Service Co. Ltd.	2,016,800	$45,076,617
Credicorp Ltd.	179,464	37,872,288
DBS Group Holdings Ltd.	3,449,900	62,798,262
Element Fleet Management Corp.	2,619,332	19,754,370
Grupo Financiero Banorte S.A. de C.V.	5,649,535	33,135,992
Grupo Financiero Inbursa S.A. de C.V.	7,044,434	12,444,373
HDFC Bank Ltd.	3,608,944	103,986,617
Julius Baer Group Ltd.	645,474	37,924,673

		$352,993,192
Pharmaceuticals - 8.3%
Bayer AG	829,460	$105,785,373
Novartis AG	1,450,411	124,141,912

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Novo Nordisk A.S., “B”	895,298	$46,217,427
Roche Holding AG	690,371	174,180,516

		$450,325,228
Railroad & Shipping - 2.5%
Adani Ports and Special Economic Zone Ltd.	1,945,506	$12,065,004
Canadian National Railway Co.	1,567,536	122,236,457

		$134,301,461
Restaurants - 1.3%
Whitbread PLC	985,098	$47,534,569
Yum China Holdings, Inc.	561,543	22,927,801

		$70,462,370
Specialty Chemicals - 7.3%
Akzo Nobel N.V.	1,047,262	$94,360,280
Croda International PLC	771,933	44,608,517
L’Air Liquide S.A.	628,393	78,646,358
Linde AG (a)	369,082	86,168,628
Sika AG	4,622	35,707,446
Symrise AG	714,135	60,698,415

		$400,189,644
Telecommunications - Wireless - 1.1%
SoftBank Corp.	690,900	$58,704,486

Tobacco - 1.5%
ITC Ltd.	10,394,541	$41,276,710
Japan Tobacco, Inc.	1,307,200	43,315,655

		$84,592,365
Total Common Stocks (Identified Cost, $3,868,263,898)		$5,370,960,275

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls Royce Holdings PLC (a) (Identified Cost, $265,790)	200,588,842	$271,276

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $57,982,400)	57,988,199	$57,982,400

Other Assets, Less Liabilities - 0.4%		23,969,246
Net Assets - 100.0%		$5,453,183,197

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $57,982,400 and $5,371,231,551, respectively.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $123,552,009 of securities on loan (identified cost, $3,868,529,688)	$5,371,231,551
Investments in affiliated issuers, at value (identified cost, $57,982,400)	57,982,400
Foreign currency, at value (identified cost, $261)	261
Receivables for
Fund shares sold	16,811,825
Interest and dividends	12,050,274
Total assets	$5,458,076,311
Liabilities
Payable for fund shares reacquired	$2,637,694
Payable to affiliates
Investment adviser	225,452
Shareholder servicing costs	552,163
Distribution and service fees	8,232
Payable for independent Trustees’ compensation	2,053
Deferred country tax expense payable	789,104
Accrued expenses and other liabilities	678,416
Total liabilities	$4,893,114
Net assets	$5,453,183,197
Net assets consist of
Paid-in capital	$3,768,716,605
Unrealized appreciation (depreciation) (net of $789,104 deferred country tax)	1,502,080,009
Accumulated net realized gain (loss)	127,624,086
Undistributed net investment income	54,762,497
Net assets	$5,453,183,197
Shares of beneficial interest outstanding	157,035,465

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$326,505,040	9,633,047	$33.89
Class B	7,498,049	236,828	31.66
Class C	44,791,517	1,450,769	30.87
Class I	1,233,531,912	32,732,192	37.69
Class R1	2,847,248	93,851	30.34
Class R2	23,844,434	767,290	31.08
Class R3	28,395,974	843,175	33.68
Class R4	153,000,625	4,496,965	34.02
Class R6	3,632,768,398	106,781,348	34.02

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.96 [100 / 94.25 x $33.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$35,696,457
Dividends from affiliated issuers	299,472
Income on securities loaned	197,272
Foreign taxes withheld	(2,708,052)
Total investment income	$33,485,149
Expenses
Management fee	$19,292,832
Distribution and service fees	753,029
Shareholder servicing costs	1,048,004
Administrative services fee	321,796
Independent Trustees’ compensation	24,623
Custodian fee	339,677
Shareholder communications	70,370
Audit and tax fees	37,590
Legal fees	24,325
Miscellaneous	161,923
Total expenses	$22,074,169
Reduction of expenses by investment adviser and distributor	(210,207)
Net expenses	$21,863,962
Net investment income (loss)	$11,621,187
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$172,245,983
Affiliated issuers	(2,395)
Foreign currency	108,623
Net realized gain (loss)	$172,352,211
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $1,733,890 decrease in deferred country tax)	$266,621,755
Affiliated issuers	(3,945)
Translation of assets and liabilities in foreign currencies	(21,629)
Net unrealized gain (loss)	$266,596,181
Net realized and unrealized gain (loss)	$438,948,392
Change in net assets from operations	$450,569,579

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$11,621,187	$44,762,121
Net realized gain (loss)	172,352,211	19,138,843
Net unrealized gain (loss)	266,596,181	702,789,624
Change in net assets from operations	$450,569,579	$766,690,588
Distributions declared to shareholders
From net investment income	$—	$(50,500,022)
Change in net assets from fund share transactions	$246,426,642	$(22,777,534)
Total change in net assets	$696,996,221	$693,413,032
Net assets
At beginning of period	4,756,186,976	4,062,773,944
At end of period (including undistributed net investment income of $54,762,497 and $43,141,310, respectively)	$5,453,183,197	$4,756,186,976

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$31.09		$26.46		$28.28	$28.86	$26.25	$21.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.14	(c)	$0.27	$0.34	$0.27	$0.22
Net realized and unrealized gain (loss)	2.77		4.75		(1.81)	(0.33)	2.65	4.69
Total from investment operations	$2.80		$4.89		$(1.54)	$0.01	$2.92	$4.91
Less distributions declared to shareholders
From net investment income	$—		$(0.26)		$(0.26)	$(0.34)	$(0.14)	$(0.23)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.26)		$(0.28)	$(0.59)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$33.89		$31.09		$26.46	$28.28	$28.86	$26.25
Total return (%) (r)(s)(t)(x)	9.01	(n)	18.69	(c)	(5.44)	0.26	11.20	22.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.18	(c)	1.21	1.20	1.22	1.32
Expenses after expense reductions (f)	1.14	(a)	1.17	(c)	1.20	1.19	1.22	1.32
Net investment income (loss)	0.20	(a)(l)	0.51	(c)	1.04	1.23	0.98	0.88
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$326,505		$319,266		$585,089	$576,218	$498,393	$306,765

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$29.15		$24.82		$26.64	$27.18	$24.84	$20.50
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.01	)(c)	$0.05	$0.11	$0.01	$0.00 (w)
Net realized and unrealized gain (loss)	2.59		4.41		(1.68)	(0.28)	2.55	4.48
Total from investment operations	$2.51		$4.40		$(1.63)	$(0.17)	$2.56	$4.48
Less distributions declared to shareholders
From net investment income	$—		$(0.07)		$(0.17)	$(0.12)	$(0.05)	$(0.05)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.07)		$(0.19)	$(0.37)	$(0.22)	$(0.14)
Net asset value, end of period (x)	$31.66		$29.15		$24.82	$26.64	$27.18	$24.84
Total return (%) (r)(s)(t)(x)	8.61	(n)	17.79	(c)	(6.12)	(0.51)	10.34	21.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.93	(c)	1.96	1.94	1.98	2.07
Expenses after expense reductions (f)	1.89	(a)	1.92	(c)	1.95	1.94	1.97	2.07
Net investment income (loss)	(0.54	)(a)(l)	(0.02	)(c)	0.21	0.41	0.03	0.02
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$7,498		$7,799		$8,792	$10,539	$12,480	$13,157

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$28.43		$24.22		$26.03	$26.59	$24.32	$20.09
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		0.00	(c)(w)	$0.06	$0.11	$0.02	$0.02
Net realized and unrealized gain (loss)	2.53		4.30		(1.67)	(0.27)	2.49	4.36
Total from investment operations	$2.44		$4.30		$(1.61)	$(0.16)	$2.51	$4.38
Less distributions declared to shareholders
From net investment income	$—		$(0.09)		$(0.18)	$(0.15)	$(0.07)	$(0.06)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.09)		$(0.20)	$(0.40)	$(0.24)	$(0.15)
Net asset value, end of period (x)	$30.87		$28.43		$24.22	$26.03	$26.59	$24.32
Total return (%) (r)(s)(t)(x)	8.58	(n)	17.81	(c)	(6.17)	(0.46)	10.35	21.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.93	(c)	1.96	1.94	1.98	2.07
Expenses after expense reductions (f)	1.89	(a)	1.92	(c)	1.95	1.94	1.97	2.07
Net investment income (loss)	(0.58	)(a)(l)	0.01	(c)	0.25	0.43	0.10	0.07
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$44,792		$38,985		$40,163	$42,137	$42,407	$36,202

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$34.52		$29.36		$31.29	$31.84	$28.89	$23.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.34	(c)	$0.37	$0.43	$0.34	$0.31
Net realized and unrealized gain (loss)	3.08		5.16		(2.00)	(0.33)	2.95	5.17
Total from investment operations	$3.17		$5.50		$(1.63)	$0.10	$3.29	$5.48
Less distributions declared to shareholders
From net investment income	$—		$(0.34)		$(0.28)	$(0.40)	$(0.17)	$(0.29)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.34)		$(0.30)	$(0.65)	$(0.34)	$(0.38)
Net asset value, end of period (x)	$37.69		$34.52		$29.36	$31.29	$31.84	$28.89
Total return (%) (r)(s)(t)(x)	9.18	(n)	18.97	(c)	(5.19)	0.51	11.44	23.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	(c)	0.96	0.94	0.98	1.07
Expenses after expense reductions (f)	0.89	(a)	0.92	(c)	0.95	0.94	0.97	1.07
Net investment income (loss)	0.52	(a)(l)	1.12	(c)	1.27	1.40	1.14	1.15
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$1,233,532		$1,497,306		$1,174,202	$1,233,915	$1,573,587	$1,071,717
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$27.93		$23.87		$25.65	$26.25	$24.03	$19.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$0.02	(c)	$0.10	$0.10	$0.04	$0.02
Net realized and unrealized gain (loss)	2.49		4.19		(1.67)	(0.27)	2.44	4.32
Total from investment operations	$2.41		$4.21		$(1.57)	$(0.17)	$2.48	$4.34
Less distributions declared to shareholders
From net investment income	$—		$(0.15)		$(0.19)	$(0.18)	$(0.09)	$(0.12)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.15)		$(0.21)	$(0.43)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$30.34		$27.93		$23.87	$25.65	$26.25	$24.03
Total return (%) (r)(s)(t)(x)	8.63	(n)	17.77	(c)	(6.12)	(0.49)	10.36	21.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.93	(c)	1.96	1.95	1.97	2.07
Expenses after expense reductions (f)	1.89	(a)	1.92	(c)	1.95	1.94	1.97	2.07
Net investment income (loss)	(0.57	)(a)(l)	0.08	(c)	0.41	0.40	0.17	0.11
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$2,847		$2,496		$1,587	$1,321	$1,318	$841

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$28.54		$24.32		$26.05	$26.62	$24.28	$20.08
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.14	(c)	$0.17	$0.24	$0.16	$0.15
Net realized and unrealized gain (loss)	2.55		4.29		(1.66)	(0.29)	2.47	4.34
Total from investment operations	$2.54		$4.43		$(1.49)	$(0.05)	$2.63	$4.49
Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.22)	$(0.27)	$(0.12)	$(0.20)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.21)		$(0.24)	$(0.52)	$(0.29)	$(0.29)
Net asset value, end of period (x)	$31.08		$28.54		$24.32	$26.05	$26.62	$24.28
Total return (%) (r)(s)(t)(x)	8.90	(n)	18.39	(c)	(5.69)	0.03	10.89	22.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.43	(c)	1.46	1.44	1.48	1.57
Expenses after expense reductions (f)	1.39	(a)	1.42	(c)	1.45	1.44	1.47	1.57
Net investment income (loss)	(0.06	)(a)(l)	0.56	(c)	0.70	0.93	0.62	0.66
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$23,844		$22,245		$21,051	$26,387	$27,316	$22,880

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$30.89		$26.29		$28.07	$28.63	$26.05	$21.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.20	(c)	$0.18	$0.32	$0.24	$0.26
Net realized and unrealized gain (loss)	2.76		4.66		(1.71)	(0.30)	2.66	4.62
Total from investment operations	$2.79		$4.86		$(1.53)	$0.02	$2.90	$4.88
Less distributions declared to shareholders
From net investment income	$—		$(0.26)		$(0.23)	$(0.33)	$(0.15)	$(0.25)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.26)		$(0.25)	$(0.58)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$33.68		$30.89		$26.29	$28.07	$28.63	$26.05
Total return (%) (r)(s)(t)(x)	9.03	(n)	18.67	(c)	(5.43)	0.27	11.19	22.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.18	(c)	1.21	1.19	1.23	1.32
Expenses after expense reductions (f)	1.14	(a)	1.17	(c)	1.20	1.19	1.22	1.32
Net investment income (loss)	0.17	(a)(l)	0.72	(c)	0.69	1.17	0.87	1.05
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$28,396		$26,234		$27,198	$68,514	$74,279	$51,599

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$31.17		$26.52		$28.30	$28.87	$26.22	$21.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.26	(c)	$0.32	$0.42	$0.30	$0.26
Net realized and unrealized gain (loss)	2.78		4.71		(1.80)	(0.34)	2.68	4.72
Total from investment operations	$2.85		$4.97		$(1.48)	$0.08	$2.98	$4.98
Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.28)	$(0.40)	$(0.16)	$(0.29)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.32)		$(0.30)	$(0.65)	$(0.33)	$(0.38)
Net asset value, end of period (x)	$34.02		$31.17		$26.52	$28.30	$28.87	$26.22
Total return (%) (r)(s)(t)(x)	9.14	(n)	18.97	(c)	(5.20)	0.52	11.44	23.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.93	(c)	0.96	0.94	0.98	1.07
Expenses after expense reductions (f)	0.89	(a)	0.92	(c)	0.95	0.94	0.97	1.07
Net investment income (loss)	0.41	(a)(l)	0.97	(c)	1.22	1.51	1.10	1.06
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$153,001		$124,580		$231,275	$281,024	$240,876	$214,830

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$31.15		$26.54		$28.29	$28.87	$26.20	$21.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.34	(c)	$0.37	$0.43	$0.33	$0.31
Net realized and unrealized gain (loss)	2.79		4.65		(1.81)	(0.33)	2.69	4.69
Total from investment operations	$2.87		$4.99		$(1.44)	$0.10	$3.02	$5.00
Less distributions declared to shareholders
From net investment income	$—		$(0.38)		$(0.29)	$(0.43)	$(0.18)	$(0.30)
From net realized gain	—		—		(0.02)	(0.25)	(0.17)	(0.09)
Total distributions declared to shareholders	$—		$(0.38)		$(0.31)	$(0.68)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$34.02		$31.15		$26.54	$28.29	$28.87	$26.20
Total return (%) (r)(s)(t)(x)	9.21	(n)	19.08	(c)	(5.05)	0.60	11.58	23.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	(c)	0.83	0.83	0.88	0.98
Expenses after expense reductions (f)	0.79	(a)	0.81	(c)	0.82	0.83	0.88	0.98
Net investment income (loss)	0.48	(a)(l)	1.22	(c)	1.41	1.56	1.22	1.23
Portfolio turnover	6	(n)	21		20	38	21	32
Net assets at end of period (000 omitted)	$3,632,768		$2,717,276		$1,973,418	$1,968,676	$1,821,432	$1,378,032

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have

24

Notes to Financial Statements (unaudited) – continued

been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that

25

Notes to Financial Statements (unaudited) – continued

the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$974,353,766	$—	$—	$974,353,766
United Kingdom	684,837,302	271,276	—	685,108,578
Switzerland	658,975,209	—	—	658,975,209
Germany	614,712,216	—	—	614,712,216
Japan	—	471,713,459	—	471,713,459
China	237,427,117	24,357,553	—	261,784,670
United States	238,130,198	—	—	238,130,198
Canada	217,703,372	—	—	217,703,372
Taiwan	155,940,404	29,359,597	—	185,300,001
Other Countries	722,032,822	341,417,260	—	1,063,450,082
Mutual Funds	57,982,400	—	—	57,982,400
Total	$4,562,094,806	$867,119,145	$—	$5,429,213,951

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $793,346,890 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement

26

Notes to Financial Statements (unaudited) – continued

purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $123,552,009. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $129,078,014. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

27

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$50,500,022

28

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$3,982,073,298
Gross appreciation	1,534,892,235
Gross depreciation	(87,751,582)
Net unrealized appreciation (depreciation)	$1,447,140,653

As of 5/31/17
Undistributed ordinary income	54,382,452
Undistributed long-term capital gain	193,410
Other temporary differences	(2,935,583)
Net unrealized appreciation (depreciation)	1,182,256,734

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares, approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$4,826,368
Class B	—	22,188
Class C	—	132,501
Class I	—	13,523,065
Class R1	—	13,225
Class R2	—	162,353
Class R3	—	241,490
Class R4	—	1,363,750
Class R6	—	30,215,082
Total	$—	$50,500,022

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and

29

Notes to Financial Statements (unaudited) – continued

facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $208,253, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $58,180 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$401,923
Class B	0.75%	0.25%	1.00%	1.00%	38,152
Class C	0.75%	0.25%	1.00%	1.00%	208,460
Class R1	0.75%	0.25%	1.00%	1.00%	13,288
Class R2	0.25%	0.25%	0.50%	0.50%	56,843
Class R3	—	0.25%	0.25%	0.25%	34,363
Total Distribution and Service Fees					$753,029

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $1,728, $12, $184, and $30 for Class A, Class B, Class C, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$399
Class B	3,810
Class C	1,120

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $59,550, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $988,454.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0126% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $143 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,332 at November 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

31

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $4,234 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $4,584,229 and $396,422, respectively. The sales transactions resulted in net realized gains (losses) of $176,529.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $720,217,121 and $304,151,275, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,027,219	$33,279,663	2,772,707	$75,411,517
Class B	9,761	294,456	25,106	640,352
Class C	185,000	5,441,562	227,435	5,735,380
Class I	5,175,738	185,602,372	13,599,454	411,928,947
Class R1	23,191	681,749	44,711	1,098,275
Class R2	99,656	2,960,439	201,736	5,072,126
Class R3	240,566	7,644,598	335,114	9,075,290
Class R4	771,394	25,141,630	640,764	17,585,569
Class R6	22,653,740	729,677,397	20,165,207	551,422,481
	30,186,265	$990,723,866	38,012,234	$1,077,969,937

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	175,953	$4,573,006
Class B	—	—	881	21,540
Class C	—	—	4,780	113,993
Class I	—	—	435,106	12,544,104
Class R1	—	—	564	13,225
Class R2	—	—	6,110	145,958
Class R3	—	—	9,349	241,490
Class R4	—	—	49,297	1,283,193
Class R6	—	—	1,159,092	30,136,394
	—	$—	1,841,132	$49,072,903

Shares reacquired
Class A	(1,663,475)	$(53,868,049)	(14,789,363)	$(401,979,400)
Class B	(40,489)	(1,223,268)	(112,680)	(2,889,324)
Class C	(105,668)	(3,106,647)	(518,943)	(13,090,743)
Class I	(15,814,073)	(565,085,934)	(10,655,642)	(323,441,330)
Class R1	(18,712)	(551,542)	(22,398)	(547,116)
Class R2	(111,784)	(3,295,961)	(293,877)	(7,331,461)
Class R3	(246,634)	(7,873,662)	(529,786)	(14,239,956)
Class R4	(271,369)	(8,800,670)	(5,415,117)	(149,555,944)
Class R6	(3,102,157)	(100,491,491)	(8,463,063)	(236,745,100)
	(21,374,361)	$(744,297,224)	(40,800,869)	$(1,149,820,374)

Net change
Class A	(636,256)	$(20,588,386)	(11,840,703)	$(321,994,877)
Class B	(30,728)	(928,812)	(86,693)	(2,227,432)
Class C	79,332	2,334,915	(286,728)	(7,241,370)
Class I	(10,638,335)	(379,483,562)	3,378,918	101,031,721
Class R1	4,479	130,207	22,877	564,384
Class R2	(12,128)	(335,522)	(86,031)	(2,113,377)
Class R3	(6,068)	(229,064)	(185,323)	(4,923,176)
Class R4	500,025	16,340,960	(4,725,056)	(130,687,182)
Class R6	19,551,583	629,185,906	12,861,236	344,813,775
	8,811,904	$246,426,642	(947,503)	$(22,777,534)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderage Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 46%, 5%, 3%, 3%, and 1%, respectively, of

33

Notes to Financial Statements (unaudited) – continued

the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $15,247 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		43,619,720	368,805,156	(354,436,677)	57,988,199

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,395)	$(3,945)	$—	$299,472	$57,982,400

(8) Redemptions In-Kind

On September 12, 2017, the fund recorded redemption proceeds for a redemption in-kind of portfolio securities and cash that were valued at $191,033,673. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $89,394,605 for the fund.

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

35

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2016, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s three-year performance as compared to its benchmark improved for the period ended December 31, 2016, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge The Trustees considered that, according to the data provided by Broadridge

36

Board Review of Investment Advisory Agreement – continued

(which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion and $5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

37

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.2%
Danone S.A.	2.7%
Reckitt Benckiser Group PLC	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Givaudan S.A.	2.3%
Pernod Ricard S.A.	2.3%
Henkel AG & Co. KGaA	2.2%
Colgate-Palmolive Co.	2.2%
Kao Corp.	2.2%
Amadeus IT Holding S.A.	2.1%

Equity sectors
Consumer Staples	28.2%
Technology	15.8%
Financial Services	13.3%
Special Products & Services	9.7%
Industrial Goods & Services	9.5%
Basic Materials	5.7%
Health Care	5.0%
Utilities & Communications	1.6%
Transportation	1.3%
Leisure	0.9%
Energy	0.9%
Retailing	0.8%
Autos & Housing	0.6%

Issuer country weightings (x)
Japan	21.7%
United States	16.3%
United Kingdom	13.8%
Germany	12.1%
Switzerland	11.4%
France	9.2%
Netherlands	3.2%
Taiwan	2.4%
Spain	2.1%
Other Countries	7.8%

Currency exposure weightings (y)
Euro	29.4%
United States Dollar	19.0%
Japanese Yen	18.6%
British Pound Sterling	13.8%
Swiss Franc	11.4%
Taiwan Dollar	2.4%
Australian Dollar	1.8%
Canadian Dollar	1.2%
Swedish Krona	1.0%
Other Currencies	1.4%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.97%	$1,000.00	$1,069.23	$5.03
	Hypothetical (h)	0.97%	$1,000.00	$1,020.21	$4.91
B	Actual	1.72%	$1,000.00	$1,064.97	$8.90
	Hypothetical (h)	1.72%	$1,000.00	$1,016.44	$8.69
C	Actual	1.72%	$1,000.00	$1,065.07	$8.90
	Hypothetical (h)	1.72%	$1,000.00	$1,016.44	$8.69
I	Actual	0.72%	$1,000.00	$1,070.48	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
R1	Actual	1.72%	$1,000.00	$1,065.09	$8.90
	Hypothetical (h)	1.72%	$1,000.00	$1,016.44	$8.69
R2	Actual	1.22%	$1,000.00	$1,067.85	$6.32
	Hypothetical (h)	1.22%	$1,000.00	$1,018.95	$6.17
R3	Actual	0.97%	$1,000.00	$1,069.16	$5.03
	Hypothetical (h)	0.97%	$1,000.00	$1,020.21	$4.91
R4	Actual	0.72%	$1,000.00	$1,070.47	$3.74
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
R6	Actual	0.63%	$1,000.00	$1,070.87	$3.27
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 91.1%
Issuer	Shares/Par	Value ($)
Airlines - 0.3%
Ryanair Holdings PLC (a)	828,336	$101,007,292

Alcoholic Beverages - 3.9%
Heineken N.V.	4,584,630	$467,052,087
Pernod Ricard S.A. (l)	4,326,237	674,815,939

		$1,141,868,026
Apparel Manufacturers - 0.7%
Compagnie Financiere Richemont S.A.	2,364,475	$203,579,194

Automotive - 0.3%
USS Co. Ltd.	4,357,900	$92,232,529

Brokerage & Asset Managers - 0.6%
Daiwa Securities Group, Inc.	15,115,000	$94,328,010
IG Group Holdings PLC	9,882,043	86,468,177

		$180,796,187
Business Services - 9.7%
Brenntag AG	3,507,489	$218,341,357
Bunzl PLC	14,821,106	423,932,066
Compass Group PLC	26,627,558	539,806,680
Experian Group Ltd.	8,765,770	182,327,295
Intertek Group PLC	2,967,774	209,912,257
Nomura Research, Inc.	10,871,018	493,455,132
Rentokil Initial PLC	13,361,961	57,482,964
Secom Co. Ltd.	4,015,600	301,677,333
SGS S.A.	134,735	333,088,203
Sohgo Security Services Co. Ltd.	2,096,900	116,800,238

		$2,876,823,525
Chemicals - 2.7%
Givaudan S.A.	297,594	$677,016,897
Orica Ltd.	9,587,770	124,023,718

		$801,040,615
Computer Software - 5.4%
ANSYS, Inc. (a)	2,148,669	$318,411,259
Cadence Design Systems, Inc. (a)	13,862,367	608,696,535
Check Point Software Technologies Ltd. (a)	1,431,167	149,256,407

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Dassault Systems S.A.	2,619,174	$281,538,759
OBIC Co. Ltd.	3,548,400	246,590,441

		$1,604,493,401
Computer Software - Systems - 2.1%
Amadeus IT Holding S.A.	8,725,023	$629,016,667

Construction - 0.3%
Geberit AG	229,244	$99,690,555

Consumer Products - 9.3%
Colgate-Palmolive Co.	8,952,653	$648,619,710
Kao Corp.	9,733,900	646,341,283
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	285,527,211
KOSE Corp.	501,200	77,183,113
L’Oréal	1,065,792	235,698,145
Reckitt Benckiser Group PLC	8,162,289	715,968,960
ROHTO Pharmaceutical Co. Ltd.	5,656,500	145,854,814

		$2,755,193,236
Containers - 1.4%
Brambles Ltd.	53,282,818	$414,988,351

Electrical Equipment - 5.3%
IMI PLC (h)	19,439,564	$330,203,325
Legrand S.A.	4,652,267	348,632,083
OMRON Corp.	4,378,700	259,284,637
Schneider Electric S.A.	4,128,304	354,819,120
Spectris PLC	5,188,925	175,718,303
Yokogawa Electric Corp.	5,552,300	103,093,770

		$1,571,751,238
Electronics - 8.3%
Analog Devices, Inc.	3,113,052	$268,064,908
ASM International N.V.	287,257	19,854,568
Halma PLC	16,426,129	284,348,199
Hirose Electric Co. Ltd.	1,885,335	281,917,542
Infineon Technologies AG	15,252,553	421,180,763
NVIDIA Corp.	355,362	71,324,707
Samsung Electronics Co. Ltd.	23,459	55,117,235
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,789,092	704,448,043
Texas Instruments, Inc.	3,718,430	361,766,055

		$2,468,022,020

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 0.5%
Cairn Energy PLC (a)	13,895,351	$39,745,245
INPEX Corp.	9,915,000	112,654,706

		$152,399,951
Engineering - Construction - 0.2%
Wartsila Corp.	1,003,402	$66,283,578

Food & Beverages - 10.0%
Danone S.A.	9,545,261	$805,739,276
ITO EN Ltd. (h)	6,509,600	242,605,932
Kerry Group PLC	3,025,285	316,874,262
Nestle S.A.	14,425,616	1,235,433,950
Nissan Foods Holdings Co. Ltd.	1,120,800	81,065,124
Toyo Suisan Kaisha Ltd. (h)	6,800,400	290,160,285

		$2,971,878,829
Insurance - 2.1%
Fairfax Financial Holdings Ltd.	633,798	$348,297,829
Hiscox Ltd.	8,374,448	156,859,652
Jardine Lloyd Thompson Group PLC	6,843,361	123,091,021

		$628,248,502
Leisure & Toys - 0.2%
Yamaha Corp.	1,368,700	$50,837,663

Machinery & Tools - 3.9%
GEA Group AG	6,530,132	$315,057,728
Glory Ltd.	1,540,000	54,922,170
Misumi Group, Inc.	4,605,100	134,671,583
Neopost S.A.	904,129	30,110,371
Nordson Corp.	1,974,855	253,492,388
Schindler Holding AG	510,351	115,273,181
Spirax Sarco Engineering PLC	3,414,425	266,208,656

		$1,169,736,077
Major Banks - 2.7%
Sumitomo Mitsui Financial Group, Inc.	4,644,200	$188,778,316
Svenska Handelsbanken AB, “A”	22,673,117	309,857,852
UBS AG	17,426,192	300,961,628

		$799,597,796
Medical Equipment - 2.2%
Dentsply Sirona, Inc.	3,194,375	$214,055,069
Nihon Kohden Corp. (h)	8,370,900	192,571,626

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
Terumo Corp.	4,881,300	$234,477,649

		$641,104,344
Oil Services - 0.4%
Core Laboratories N.V.	1,087,454	$109,560,990

Other Banks & Diversified Financials - 3.4%
Bank of Ireland Group PLC (a)	6,731,649	$52,512,887
Chiba Bank Ltd.	11,403,000	87,575,384
DnB NOR A.S.A.	8,707,666	158,778,877
Hachijuni Bank Ltd.	11,186,700	64,026,987
ING Groep N.V.	14,236,504	256,801,345
Julius Baer Group Ltd.	1,636,275	96,138,953
Jyske Bank A.S.	1,420,192	76,720,484
Mebuki Financial Group, Inc.	18,838,670	79,350,341
North Pacific Bank Ltd.	16,768,700	53,987,249
Sydbank A.S.	1,883,144	73,632,072

		$999,524,579
Pharmaceuticals - 2.8%
Bayer AG	2,154,099	$274,723,514
Roche Holding AG	1,048,008	264,412,285
Santen Pharmaceutical Co. Ltd.	19,575,300	298,867,476

		$838,003,275
Printing & Publishing - 0.7%
RELX N.V.	9,364,458	$214,394,103

Real Estate - 4.5%
Deutsche Wohnen SE	11,587,568	$512,238,473
LEG Immobilien AG	1,704,157	181,153,901
TAG Immobilien AG	6,518,990	119,375,668
Vonovia SE	10,983,640	516,982,532

		$1,329,750,574
Specialty Chemicals - 1.6%
Croda International PLC	561,982	$32,475,854
Sika AG	8,250	63,735,705
Symrise AG	4,590,127	390,141,127

		$486,352,686
Specialty Stores - 0.2%
Esprit Holdings Ltd. (a)	92,467,621	$48,068,032

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.6%
KDDI Corp.	16,824,100	$482,949,935

Tobacco - 2.9%
British American Tobacco PLC	7,324,937	$464,503,948
Japan Tobacco, Inc.	11,494,100	380,870,924

		$845,374,872
Trucking - 0.9%
Yamato Holdings Co. Ltd.	13,339,200	$271,310,858
Total Common Stocks (Identified Cost, $18,291,034,693)		$27,045,879,480

Preferred Stocks - 2.2%
Consumer Products - 2.2%
Henkel AG & Co. KGaA (Identified Cost, $416,516,177)	4,799,797	$651,276,969

Investment Companies (h) - 6.3%
Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $1,877,489,811)	1,877,605,338	$1,877,417,577

Collateral for Securities Loaned - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j) (Identified Cost, $378,223,809)	378,223,809	$378,223,809

Other Assets, Less Liabilities - (0.9)%		(264,405,067)
Net Assets - 100.0%		$29,688,392,768

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,218,485,956 and $26,734,311,879, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

10

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

Derivative Contracts at 11/30/17

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	117,383,500	USD	140,098,381	Deutsche Bank AG	2/23/2018	$344,959
EUR	117,383,500	USD	139,745,057	Morgan Stanley Capital Services, Inc.	2/23/2018	698,284
USD	489,602,812	JPY	52,776,245,500	Deutsche Bank AG	2/23/2018	18,579,715
USD	489,507,448	JPY	52,776,245,500	Morgan Stanley Capital Services, Inc.	2/23/2018	18,484,351

						$38,107,309

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $482,889,728 of securities on loan (identified cost, $18,153,643,222)	$26,734,311,879
Investments in affiliated issuers, at value (identified cost, $2,809,621,268)	3,218,485,956
Foreign currency, at value (identified cost, $5,983,169)	5,947,019
Receivables for
Forward foreign currency exchange contracts	38,107,309
Fund shares sold	30,581,293
Interest and dividends	83,668,430
Total assets	$30,111,101,886
Liabilities
Payable to custodian	$23,659
Payables for
Investments purchased	10,655,913
Fund shares reacquired	24,567,947
Collateral for securities loaned, at value (c)	378,223,809
Payable to affiliates
Investment adviser	971,110
Shareholder servicing costs	5,746,799
Distribution and service fees	126,626
Payable for independent Trustees’ compensation	7,130
Accrued expenses and other liabilities	2,386,125
Total liabilities	$422,709,118
Net assets	$29,688,392,768
Net assets consist of
Paid-in capital	$19,909,396,559
Unrealized appreciation (depreciation)	9,027,887,183
Accumulated net realized gain (loss)	345,717,434
Undistributed net investment income	405,391,592
Net assets	$29,688,392,768
Shares of beneficial interest outstanding	667,211,942

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,913,158,736	89,524,838	$43.71
Class B	51,490,284	1,241,476	41.48
Class C	696,717,316	17,589,674	39.61
Class I	12,270,159,618	267,514,388	45.87
Class R1	13,075,380	326,148	40.09
Class R2	432,059,340	10,558,182	40.92
Class R3	1,492,508,615	34,359,271	43.44
Class R4	1,181,616,087	26,917,086	43.90
Class R6	9,637,607,392	219,180,879	43.97

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $46.38 [100 / 94.25 x $43.71]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$207,838,385
Dividends from affiliated issuers	17,116,621
Income on securities loaned	592,555
Interest	8,853
Foreign taxes withheld	(17,404,436)
Total investment income	$208,151,978
Expenses
Management fee	$86,537,717
Distribution and service fees	11,504,277
Shareholder servicing costs	10,652,602
Administrative services fee	321,796
Independent Trustees’ compensation	101,237
Custodian fee	1,098,629
Shareholder communications	501,131
Audit and tax fees	38,791
Legal fees	144,655
Miscellaneous	509,640
Total expenses	$111,410,475
Reduction of expenses by investment adviser and distributor	(1,166,668)
Net expenses	$110,243,807
Net investment income (loss)	$97,908,171
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$234,837,928
Affiliated issuers	(6,302,882)
Forward foreign currency exchange contracts	8,402,868
Foreign currency	1,102,493
Net realized gain (loss)	$238,040,407
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$1,540,623,584
Affiliated issuers	44,050,970
Forward foreign currency exchange contracts	28,650,545
Translation of assets and liabilities in foreign currencies	(567,451)
Net unrealized gain (loss)	$1,612,757,648
Net realized and unrealized gain (loss)	$1,850,798,055
Change in net assets from operations	$1,948,706,226

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$97,908,171	$309,220,339
Net realized gain (loss)	238,040,407	259,784,595
Net unrealized gain (loss)	1,612,757,648	3,506,324,251
Change in net assets from operations	$1,948,706,226	$4,075,329,185
Distributions declared to shareholders
From net investment income	$—	$(400,004,023)
From net realized gain	—	(24,688,639)
Total distributions declared to shareholders	$—	$(424,692,662)
Change in net assets from fund share transactions	$371,426,603	$(2,145,549,542)
Total change in net assets	$2,320,132,829	$1,505,086,981
Net assets
At beginning of period	27,368,259,939	25,863,172,958
At end of period (including undistributed net investment income of $405,391,592 and $307,483,421, respectively)	$29,688,392,768	$27,368,259,939

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$40.88		$35.53		$36.07	$35.33	$30.14	$23.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.30	(c)	$0.50	$0.49	$0.93	$0.57
Net realized and unrealized gain (loss)	2.72		5.62		0.02	1.33	4.96	6.25
Total from investment operations	$2.83		$5.92		$0.52	$1.82	$5.89	$6.82
Less distributions declared to shareholders
From net investment income	$—		$(0.53)		$(0.45)	$(0.69)	$(0.60)	$(0.46)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.57)		$(1.06)	$(1.08)	$(0.70)	$(0.46)
Net asset value, end of period (x)	$43.71		$40.88		$35.53	$36.07	$35.33	$30.14
Total return (%) (r)(s)(t)(x)	6.92	(n)	16.94	(c)	1.60	5.46	19.70	28.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.04	(c)	1.10	1.09	1.10	1.14
Expenses after expense reductions (f)	0.97	(a)	1.00	(c)	1.01	1.02	1.08	1.14
Net investment income (loss)	0.51	(a)(l)	0.82	(c)	1.45	1.14	2.80	2.09
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$3,913,159		$3,927,507		$6,853,902	$6,891,865	$5,775,931	$2,962,849

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$38.94		$33.86		$34.42	$33.76	$28.85	$22.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.09	(c)	$0.22	$0.20	$0.60	$0.33
Net realized and unrealized gain (loss)	2.59		5.29		0.03	1.29	4.79	6.01
Total from investment operations	$2.54		$5.38		$0.25	$1.49	$5.39	$6.34
Less distributions declared to shareholders
From net investment income	$—		$(0.26)		$(0.20)	$(0.44)	$(0.38)	$(0.28)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.30)		$(0.81)	$(0.83)	$(0.48)	$(0.28)
Net asset value, end of period (x)	$41.48		$38.94		$33.86	$34.42	$33.76	$28.85
Total return (%) (r)(s)(t)(x)	6.52	(n)	16.05	(c)	0.85	4.68	18.81	27.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.79	(c)	1.85	1.84	1.85	1.89
Expenses after expense reductions (f)	1.72	(a)	1.75	(c)	1.76	1.77	1.83	1.89
Net investment income (loss)	(0.24	)(a)(l)	0.27	(c)	0.67	0.62	1.91	1.25
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$51,490		$52,439		$56,474	$61,641	$54,371	$39,272

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$37.19		$32.36		$32.97	$32.44	$27.81	$22.01
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.09	(c)	$0.21	$0.22	$0.69	$0.38
Net realized and unrealized gain (loss)	2.46		5.06		0.03	1.20	4.50	5.74
Total from investment operations	$2.42		$5.15		$0.24	$1.42	$5.19	$6.12
Less distributions declared to shareholders
From net investment income	$—		$(0.28)		$(0.24)	$(0.50)	$(0.46)	$(0.32)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.32)		$(0.85)	$(0.89)	$(0.56)	$(0.32)
Net asset value, end of period (x)	$39.61		$37.19		$32.36	$32.97	$32.44	$27.81
Total return (%) (r)(s)(t)(x)	6.51	(n)	16.07	(c)	0.84	4.67	18.80	27.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.79	(c)	1.85	1.84	1.85	1.89
Expenses after expense reductions (f)	1.72	(a)	1.75	(c)	1.76	1.78	1.83	1.89
Net investment income (loss)	(0.23	)(a)(l)	0.26	(c)	0.68	0.70	2.27	1.49
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$696,717		$719,227		$811,433	$868,925	$520,228	$199,007

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$42.85		$37.22		$37.73	$36.90	$31.43	$24.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.53	(c)	$0.62	$0.61	$1.04	$0.75
Net realized and unrealized gain (loss)	2.84		5.77		0.01	1.38	5.19	6.42
Total from investment operations	$3.02		$6.30		$0.63	$1.99	$6.23	$7.17
Less distributions declared to shareholders
From net investment income	$—		$(0.63)		$(0.53)	$(0.77)	$(0.66)	$(0.51)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.67)		$(1.14)	$(1.16)	$(0.76)	$(0.51)
Net asset value, end of period (x)	$45.87		$42.85		$37.22	$37.73	$36.90	$31.43
Total return (%) (r)(s)(t)(x)	7.05	(n)	17.25	(c)	1.84	5.73	20.01	29.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.79	(c)	0.85	0.84	0.85	0.89
Expenses after expense reductions (f)	0.72	(a)	0.75	(c)	0.76	0.78	0.83	0.89
Net investment income (loss)	0.81	(a)(l)	1.39	(c)	1.71	1.67	3.01	2.59
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$12,270,160		$14,934,283		$12,003,645	$12,254,422	$8,552,022	$4,611,464
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$37.64		$32.77		$33.35	$32.83	$28.10	$22.27
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$0.10	(c)	$0.22	$0.23	$0.66	$0.38
Net realized and unrealized gain (loss)	2.50		5.11		0.02	1.20	4.60	5.80
Total from investment operations	$2.45		$5.21		$0.24	$1.43	$5.26	$6.18
Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.21)	$(0.52)	$(0.43)	$(0.35)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.34)		$(0.82)	$(0.91)	$(0.53)	$(0.35)
Net asset value, end of period (x)	$40.09		$37.64		$32.77	$33.35	$32.83	$28.10
Total return (%) (r)(s)(t)(x)	6.51	(n)	16.08	(c)	0.84	4.65	18.84	27.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.79	(c)	1.84	1.84	1.85	1.89
Expenses after expense reductions (f)	1.72	(a)	1.75	(c)	1.76	1.78	1.83	1.89
Net investment income (loss)	(0.24	)(a)(l)	0.29	(c)	0.68	0.73	2.14	1.47
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$13,075		$12,813		$12,422	$13,540	$7,362	$3,516

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$38.32		$33.36		$33.89	$33.28	$28.43	$22.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.29	(c)	$0.36	$0.37	$0.76	$0.46
Net realized and unrealized gain (loss)	2.55		5.17		0.05	1.25	4.72	5.92
Total from investment operations	$2.60		$5.46		$0.41	$1.62	$5.48	$6.38
Less distributions declared to shareholders
From net investment income	$—		$(0.46)		$(0.33)	$(0.62)	$(0.53)	$(0.41)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.50)		$(0.94)	$(1.01)	$(0.63)	$(0.41)
Net asset value, end of period (x)	$40.92		$38.32		$33.36	$33.89	$33.28	$28.43
Total return (%) (r)(s)(t)(x)	6.78	(n)	16.62	(c)	1.37	5.19	19.42	28.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.29	(c)	1.34	1.34	1.35	1.39
Expenses after expense reductions (f)	1.22	(a)	1.25	(c)	1.26	1.28	1.33	1.39
Net investment income (loss)	0.26	(a)(l)	0.83	(c)	1.10	1.14	2.44	1.77
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$432,059		$429,776		$397,056	$495,074	$402,077	$265,545

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$40.63		$35.34		$35.88	$35.18	$30.01	$23.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.39	(c)	$0.51	$0.48	$0.92	$0.59
Net realized and unrealized gain (loss)	2.71		5.49		0.01	1.32	4.95	6.20
Total from investment operations	$2.81		$5.88		$0.52	$1.80	$5.87	$6.79
Less distributions declared to shareholders
From net investment income	$—		$(0.55)		$(0.45)	$(0.71)	$(0.60)	$(0.46)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.59)		$(1.06)	$(1.10)	$(0.70)	$(0.46)
Net asset value, end of period (x)	$43.44		$40.63		$35.34	$35.88	$35.18	$30.01
Total return (%) (r)(s)(t)(x)	6.92	(n)	16.93	(c)	1.62	5.45	19.73	28.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	1.04	(c)	1.10	1.09	1.10	1.14
Expenses after expense reductions (f)	0.97	(a)	1.00	(c)	1.01	1.03	1.08	1.14
Net investment income (loss)	0.50	(a)(l)	1.08	(c)	1.47	1.38	2.79	2.15
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$1,492,509		$1,406,181		$1,165,637	$1,056,939	$540,587	$294,139

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$41.01		$35.66		$36.19	$35.45	$30.22	$23.83
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.49	(c)	$0.60	$0.58	$0.98	$0.67
Net realized and unrealized gain (loss)	2.73		5.53		0.02	1.32	5.01	6.23
Total from investment operations	$2.89		$6.02		$0.62	$1.90	$5.99	$6.90
Less distributions declared to shareholders
From net investment income	$—		$(0.63)		$(0.54)	$(0.77)	$(0.66)	$(0.51)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.67)		$(1.15)	$(1.16)	$(0.76)	$(0.51)
Net asset value, end of period (x)	$43.90		$41.01		$35.66	$36.19	$35.45	$30.22
Total return (%) (r)(s)(t)(x)	7.05	(n)	17.23	(c)	1.87	5.71	20.02	29.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.79	(c)	0.85	0.84	0.85	0.89
Expenses after expense reductions (f)	0.72	(a)	0.75	(c)	0.76	0.78	0.83	0.89
Net investment income (loss)	0.76	(a)(l)	1.32	(c)	1.74	1.65	2.97	2.42
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$1,181,616		$1,134,929		$1,077,352	$1,011,136	$821,266	$492,660

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$41.06		$35.70		$36.23	$35.48	$30.25	$23.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.55	(c)	$0.64	$0.60	$0.99	$0.66
Net realized and unrealized gain (loss)	2.76		5.52		0.01	1.34	5.02	6.27
Total from investment operations	$2.91		$6.07		$0.65	$1.94	$6.01	$6.93
Less distributions declared to shareholders
From net investment income	$—		$(0.67)		$(0.57)	$(0.80)	$(0.68)	$(0.52)
From net realized gain	—		(0.04)		(0.61)	(0.39)	(0.10)	—
Total distributions declared to shareholders	$—		$(0.71)		$(1.18)	$(1.19)	$(0.78)	$(0.52)
Net asset value, end of period (x)	$43.97		$41.06		$35.70	$36.23	$35.48	$30.25
Total return (%) (r)(s)(t)(x)	7.09	(n)	17.37	(c)	1.97	5.82	20.07	29.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.69	(c)	0.74	0.75	0.76	0.82
Expenses after expense reductions (f)	0.63	(a)	0.65	(c)	0.66	0.68	0.74	0.82
Net investment income (loss)	0.72	(a)(l)	1.49	(c)	1.85	1.72	3.01	2.38
Portfolio turnover	5	(n)	7		14	14	18	12
Net assets at end of period (000 omitted)	$9,637,607		$4,751,104		$3,485,253	$3,110,412	$2,337,079	$1,493,955

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

26

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$6,445,970,260	$—	$6,445,970,260
United Kingdom	4,089,052,602	—	—	4,089,052,602
Germany	3,600,472,032	—	—	3,600,472,032
Switzerland	3,389,330,552	—	—	3,389,330,552
United States	2,853,991,620	—	—	2,853,991,620
France	2,731,353,692	—	—	2,731,353,692
Netherlands	958,102,104	—	—	958,102,104
Taiwan	704,448,043	—	—	704,448,043
Spain	629,016,667	—	—	629,016,667
Other Countries	1,701,289,572	594,129,305	—	2,295,418,877
Mutual Funds	2,255,641,386	—	—	2,255,641,386
Total	$22,912,698,270	$7,040,099,565	$—	$29,952,797,835

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$38,107,309	$—	$38,107,309

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,868,182,092 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

28

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$38,107,309

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$8,402,868

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$28,650,545

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared

29

Notes to Financial Statements (unaudited) – continued

derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

30

Notes to Financial Statements (unaudited) – continued

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $482,889,728. The fair value of the fund’s investment securities on loan and a related liability of $378,223,809 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $125,859,235. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

31

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, derivative transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$424,692,662

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$21,003,531,218
Gross appreciation	9,161,491,871
Gross depreciation	(212,225,254)
Net unrealized appreciation (depreciation)	$8,949,266,617

As of 5/31/17
Undistributed ordinary income	336,293,612
Undistributed long-term capital gain	135,720,270
Other temporary differences	(6,315,962)
Net unrealized appreciation (depreciation)	7,364,592,063

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares

33

Notes to Financial Statements (unaudited) – continued

on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/17	Year ended 5/31/17	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$84,705,524	$—	$5,868,695
Class B	—	392,941	—	54,471
Class C	—	6,085,905	—	806,268
Class I	—	196,863,570	—	11,429,720
Class R1	—	110,713	—	13,444
Class R2	—	5,078,775	—	405,987
Class R3	—	18,953,699	—	1,261,672
Class R4	—	19,345,779	—	1,117,612
Class R6	—	68,467,117	—	3,730,770
Total	$—	$400,004,023	$—	$24,688,639

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $10 billion	0.70%
In excess of $10 billion and up to $15 billion	0.65%
In excess of $15 billion and up to $20 billion	0.55%
In excess of $20 billion and up to $25 billion	0.50%
In excess of $25 billion and up to $30 billion	0.45%
In excess of $30 billion	0.43%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $1,159,173, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $65,320 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

34

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,837,311
Class B	0.75%	0.25%	1.00%	1.00%	256,103
Class C	0.75%	0.25%	1.00%	1.00%	3,481,848
Class R1	0.75%	0.25%	1.00%	1.00%	64,307
Class R2	0.25%	0.25%	0.50%	0.50%	1,072,340
Class R3	—	0.25%	0.25%	0.25%	1,792,368
Total Distribution and Service Fees					$11,504,277

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $7,237, $38, $211, and $9 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$1,288
Class B	26,546
Class C	6,916

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $411,556, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $10,241,046.

35

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0023% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $68 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $584 at November 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $24,067 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 2,126 shares of Class I for an aggregate amount of $83,273.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction.

36

Notes to Financial Statements (unaudited) – continued

During the six months ended November 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $518,182. The sales transactions resulted in net realized gains (losses) of $11,751.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,226,378,913 and $1,448,916,591, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,502,680	$270,519,400	25,221,922	$915,872,022
Class B	24,483	971,831	39,319	1,372,442
Class C	418,412	15,797,882	1,110,160	36,975,036
Class I	29,930,782	1,300,760,872	105,965,472	4,075,922,120
Class R1	27,683	1,058,234	93,843	3,161,346
Class R2	987,969	38,468,008	2,778,119	95,091,972
Class R3	3,569,337	147,550,393	9,732,545	355,811,087
Class R4	3,945,247	163,884,032	9,492,056	347,378,700
Class R6	116,786,796	4,858,289,885	31,082,063	1,147,050,478
	162,193,389	$6,797,300,537	185,515,499	$6,978,635,203

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,457,235	$84,897,460
Class B	—	—	12,604	416,057
Class C	—	—	189,270	5,967,692
Class I	—	—	4,622,919	167,164,766
Class R1	—	—	3,891	124,156
Class R2	—	—	154,055	4,994,475
Class R3	—	—	588,839	20,214,838
Class R4	—	—	524,564	18,155,159
Class R6	—	—	2,036,278	70,536,684
	—	$—	10,589,655	$372,471,287

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(13,044,279)	$(542,135,239)	(124,496,191)	$(4,551,546,018)
Class B	(129,709)	(5,139,898)	(373,337)	(12,943,664)
Class C	(2,169,445)	(81,829,605)	(7,035,039)	(233,779,921)
Class I	(110,963,454)	(4,815,955,147)	(84,511,082)	(3,230,887,912)
Class R1	(41,964)	(1,601,215)	(136,326)	(4,625,658)
Class R2	(1,644,317)	(64,376,483)	(3,621,246)	(123,741,858)
Class R3	(3,820,339)	(157,940,137)	(8,696,351)	(317,279,345)
Class R4	(4,703,973)	(196,790,628)	(12,553,682)	(469,066,218)
Class R6	(13,327,599)	(560,105,582)	(15,015,553)	(552,785,438)
	(149,845,079)	$(6,425,873,934)	(256,438,807)	$(9,496,656,032)

Net change
Class A	(6,541,599)	$(271,615,839)	(96,817,034)	$(3,550,776,536)
Class B	(105,226)	(4,168,067)	(321,414)	(11,155,165)
Class C	(1,751,033)	(66,031,723)	(5,735,609)	(190,837,193)
Class I	(81,032,672)	(3,515,194,275)	26,077,309	1,012,198,974
Class R1	(14,281)	(542,981)	(38,592)	(1,340,156)
Class R2	(656,348)	(25,908,475)	(689,072)	(23,655,411)
Class R3	(251,002)	(10,389,744)	1,625,033	58,746,580
Class R4	(758,726)	(32,906,596)	(2,537,062)	(103,532,359)
Class R6	103,459,197	4,298,184,303	18,102,788	664,801,724
	12,348,310	$371,426,603	(60,333,653)	$(2,145,549,542)

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective at the close of business on May 29, 2015, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 8% of the value of outstanding voting shares of the fund. In addition, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

38

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $89,028 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Esprit Holdings Ltd.*		104,205,821	—	(11,738,200)	92,467,621
IMI PLC		19,439,564	—	—	19,439,564
ITO EN Ltd.		5,661,300	848,300	—	6,509,600
Kobayashi Pharmaceutical Co. Ltd.		4,512,200	—	—	4,512,200
MFS Institutional Money
Market Portfolio		1,155,695,971	1,874,278,518	(1,152,369,151)	1,877,605,338
Nihon Kohden Corp.		8,370,900	—	—	8,370,900
Toyo Suisan Kaisha Ltd.		5,704,200	1,096,200	—	6,800,400

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
Esprit Holdings Ltd.*	$(6,291,208)	$(2,035,178)	$—	$—	$—
IMI PLC	—	16,114,978	—	3,585,508	330,203,325
ITO EN Ltd.	—	(21,375,273)	—	1,053,135	242,605,932
Kobayashi Pharmaceutical Co. Ltd.	—	19,480,565	—	1,125,788	285,527,211
MFS Institutional Money Market Portfolio	(11,674)	(72,234)	—	8,281,592	1,877,417,577
Nihon Kohden Corp.	—	5,804,188	—	1,261,740	192,571,626
Toyo Suisan Kaisha Ltd.	—	26,133,925	—	1,808,858	290,160,285

	$(6,302,882)	$44,050,970	$—	$17,116,621	$3,218,485,956

*	No longer considered an affiliated issuer as of period end.

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative

40

Board Review of Investment Advisory Agreement – continued

performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment

41

Board Review of Investment Advisory Agreement – continued

companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2 billion, $10 billion, $15 billion, $20 billion, $25 billion and $30 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The

42

Board Review of Investment Advisory Agreement – continued

Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

44

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

45

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

BMS-SEM

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tyson Foods, Inc.,	1.9%
Owens Corning	1.9%
DXC Technology Co.	1.8%
Take-Two Interactive Software, Inc.	1.7%
East West Bancorp, Inc.	1.6%
SBA Communications Corp., REIT	1.6%
Ross Stores, Inc.	1.6%
Hartford Financial Services Group, Inc.	1.6%
Xcel Energy, Inc.	1.6%
IPG Photonics Corp.	1.6%

Equity sectors
Financial Services	22.7%
Industrial Goods & Services	10.3%
Utilities & Communications	9.7%
Health Care	8.6%
Special Products & Services	7.7%
Leisure	6.8%
Retailing	6.8%
Technology	6.0%
Consumer Staples	4.9%
Energy	4.4%
Basic Materials	4.1%
Autos & Housing	3.9%
Transportation	2.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.81%	$1,000.00	$1,107.89	$4.28
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
B	Actual	1.56%	$1,000.00	$1,103.73	$8.23
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
C	Actual	1.56%	$1,000.00	$1,103.73	$8.23
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
I	Actual	0.56%	$1,000.00	$1,109.60	$2.96
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R1	Actual	1.56%	$1,000.00	$1,103.73	$8.23
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
R2	Actual	1.06%	$1,000.00	$1,106.17	$5.60
	Hypothetical (h)	1.06%	$1,000.00	$1,019.75	$5.37
R3	Actual	0.81%	$1,000.00	$1,107.89	$4.28
	Hypothetical (h)	0.81%	$1,000.00	$1,021.01	$4.10
R4	Actual	0.56%	$1,000.00	$1,109.60	$2.96
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84
R6	Actual	0.55%	$1,000.00	$1,108.70	$2.91
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.8%
Spirit AeroSystems Holdings, Inc., “A”	13,890	$1,170,230
Textron, Inc.	72,935	4,063,209

		$5,233,439
Airlines - 1.1%
Copa Holdings S.A., “A”	25,012	$3,356,360

Alcoholic Beverages - 1.6%
Constellation Brands, Inc., “A”	8,754	$1,904,782
Molson Coors Brewing Co.	36,941	2,885,092

		$4,789,874
Automotive - 0.7%
Goodyear Tire & Rubber Co.	63,132	$2,043,583

Biotechnology - 0.1%
Illumina, Inc. (a)	1,554	$357,467

Brokerage & Asset Managers - 0.6%
Lazard Ltd.	34,781	$1,712,964

Business Services - 7.0%
DXC Technology Co.	54,632	$5,252,320
Fidelity National Information Services, Inc.	44,237	4,172,876
FleetCor Technologies, Inc. (a)	19,480	3,542,828
Global Payments, Inc.	11,979	1,204,608
Grand Canyon Education, Inc. (a)	43,805	4,159,723
Total System Services, Inc.	30,487	2,267,013

		$20,599,368
Chemicals - 0.9%
Celanese Corp.	10,794	$1,157,549
FMC Corp.	14,796	1,396,742

		$2,554,291
Computer Software - 1.9%
Cadence Design Systems, Inc. (a)	43,448	$1,907,802
Intuit, Inc.	23,588	3,708,505

		$5,616,307

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.9%
NCR Corp. (a)	79,216	$2,478,669
NetApp, Inc.	48,901	2,763,396
Tech Data Corp. (a)	5,998	580,007
Western Digital Corp.	32,665	2,575,962

		$8,398,034
Conglomerates - 0.5%
Leucadia National Corp.	56,711	$1,492,066

Construction - 3.2%
Owens Corning	62,837	$5,551,649
Pulte Homes, Inc.	116,365	3,971,537

		$9,523,186
Consumer Products - 0.7%
Nu Skin Enterprises, Inc., “A”	4,426	$300,570
Tupperware Brands Corp.	25,538	1,611,959

		$1,912,529
Consumer Services - 0.1%
Brink’s Co.	5,359	$433,275

Containers - 1.5%
Berry Global Group, Inc. (a)	21,590	$1,290,434
Graphic Packaging Holding Co.	133,429	2,042,798
Owens-Illinois, Inc. (a)	40,446	979,602

		$4,312,834
Electrical Equipment - 1.2%
MSC Industrial Direct Co., Inc., “A”	37,858	$3,409,870

Electronics - 0.6%
Maxim Integrated Products, Inc.	25,162	$1,316,727
Silicon Laboratories, Inc. (a)	3,650	332,515

		$1,649,242
Energy - Independent - 3.7%
Concho Resources, Inc. (a)	14,744	$2,062,096
Energen Corp. (a)	53,585	3,025,409
Marathon Petroleum Corp.	72,892	4,565,226
Noble Energy, Inc.	43,268	1,137,948

		$10,790,679

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 2.6%
J.M. Smucker Co.	18,963	$2,212,413
Tyson Foods, Inc., “A”	67,566	5,557,304

		$7,769,717
Gaming & Lodging - 2.6%
Marriott International, Inc., “A”	15,705	$1,994,535
Norwegian Cruise Line Holdings Ltd. (a)	31,414	1,701,382
Royal Caribbean Cruises Ltd.	30,684	3,801,134

		$7,497,051
General Merchandise - 1.5%
Five Below, Inc. (a)	69,716	$4,308,449

Health Maintenance Organizations - 1.2%
Centene Corp. (a)	35,660	$3,640,529

Insurance - 8.1%
Ameriprise Financial, Inc.	19,120	$3,120,958
Athene Holding Ltd. (a)	39,799	1,913,138
First American Financial Corp.	37,990	2,111,864
Hartford Financial Services Group, Inc.	81,468	4,679,522
Lincoln National Corp.	25,230	1,931,357
Loews Corp.	82,925	4,169,469
Principal Financial Group, Inc.	17,550	1,242,365
Unum Group	18,228	1,032,069
XL Group Ltd.	91,799	3,563,637

		$23,764,379
Leisure & Toys - 3.0%
Electronic Arts, Inc. (a)	37,000	$3,934,950
Take-Two Interactive Software, Inc. (a)	44,559	4,970,556

		$8,905,506
Machinery & Tools - 7.3%
Allison Transmission Holdings, Inc.	71,617	$2,939,162
Cummins, Inc.	12,400	2,075,760
Ingersoll-Rand Co. Ltd., “A”	5,999	525,632
IPG Photonics Corp. (a)	19,967	4,572,044
Regal Beloit Corp.	52,227	4,018,868
Roper Technologies, Inc.	8,582	2,293,196
Terex Corp.	29,450	1,377,082
Trinity Industries, Inc.	33,366	1,189,498
United Rentals, Inc. (a)	15,618	2,490,759

		$21,482,001

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.1%
LifePoint Health, Inc. (a)	58,845	$2,812,791
Universal Health Services, Inc.	4,794	519,430

		$3,332,221
Medical Equipment - 5.7%
Edwards Lifesciences Corp. (a)	37,008	$4,337,338
Hologic, Inc. (a)	46,254	1,929,717
PerkinElmer, Inc.	55,062	4,056,968
Steris PLC	40,084	3,605,957
Zimmer Biomet Holdings, Inc.	23,979	2,807,941

		$16,737,921
Natural Gas - Distribution - 1.4%
Atmos Energy Corp.	24,088	$2,223,082
Sempra Energy	15,542	1,880,427

		$4,103,509
Network & Telecom - 0.6%
Juniper Networks, Inc.	66,394	$1,843,097

Oil Services - 0.7%
NOW, Inc. (a)	50,296	$519,055
Patterson-UTI Energy, Inc.	68,776	1,484,874

		$2,003,929
Other Banks & Diversified Financials - 5.7%
Assured Guaranty Ltd.	19,405	$704,596
Discover Financial Services	26,522	1,872,453
East West Bancorp, Inc.	76,599	4,713,902
Navient Corp.	100,608	1,268,667
Popular, Inc.	42,717	1,510,473
Synchrony Financial	80,525	2,890,042
Wintrust Financial Corp.	45,264	3,795,386

		$16,755,519
Pharmaceuticals - 0.4%
United Therapeutics Corp. (a)	9,217	$1,198,118

Railroad & Shipping - 1.4%
Kansas City Southern Co.	37,244	$4,176,542

Real Estate - 8.3%
Annaly Capital Management, Inc., REIT	287,684	$3,357,272
AvalonBay Communities, Inc., REIT	5,453	988,792

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Gramercy Property Trust, REIT	119,800	$3,416,696
Medical Properties Trust, Inc., REIT	274,794	3,761,930
Mid-America Apartment Communities, Inc., REIT	37,965	3,889,135
Realogy Holdings Corp.	108,458	3,027,063
STAG Industrial, Inc., REIT	120,997	3,424,215
Washington Prime Group, Inc., REIT	350,216	2,490,036

		$24,355,139
Restaurants - 1.3%
Aramark	71,843	$3,060,512
Dave & Buster’s, Inc. (a)	11,794	625,436

		$3,685,948
Specialty Chemicals - 1.8%
Trinseo S.A.	21,243	$1,567,733
Univar, Inc. (a)	121,890	3,590,879

		$5,158,612
Specialty Stores - 5.4%
Best Buy Co., Inc.	68,728	$4,096,876
Lululemon Athletica, Inc. (a)	24,707	1,654,381
Michaels Co., Inc. (a)	182,235	3,936,276
Office Depot, Inc.	231,861	758,185
Ross Stores, Inc.	61,593	4,682,916
Urban Outfitters, Inc. (a)	19,392	603,479

		$15,732,113
Telecommunications - Wireless - 1.6%
SBA Communications Corp., REIT (a)	27,645	$4,692,739

Utilities - Electric Power - 6.7%
AES Corp.	85,093	$900,284
Avangrid, Inc.	29,638	1,572,889
DTE Energy Co.	9,335	1,078,846
NRG Energy, Inc.	124,078	3,430,757
PPL Corp.	104,922	3,847,490
Public Service Enterprise Group, Inc.	77,171	4,094,693
Xcel Energy, Inc.	89,801	4,634,630

		$19,559,589
Total Common Stocks (Identified Cost, $256,821,271)		$288,887,996

9

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 0.5%
Issuer	Shares/Par	Value ($)
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $1,337,796)	1,337,907	$1,337,773

Other Assets, Less Liabilities - 1.0%		2,922,614
Net Assets - 100.0%		$293,148,383

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,337,773 and $288,887,996, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $256,821,271)	$288,887,996
Investments in affiliated issuers, at value (identified cost, $1,337,796)	1,337,773
Receivables for
Fund shares sold	2,671,314
Dividends	344,146
Receivable from investment adviser	2,313
Other assets	50,092
Total assets	$293,293,634
Liabilities
Payable for fund shares reacquired	$104,362
Payable to affiliates
Shareholder servicing costs	787
Distribution and service fees	1,064
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	39,026
Total liabilities	$145,251
Net assets	$293,148,383
Net assets consist of
Paid-in capital	$251,014,835
Unrealized appreciation (depreciation)	32,066,702
Accumulated net realized gain (loss)	8,208,296
Undistributed net investment income	1,858,550
Net assets	$293,148,383
Shares of beneficial interest outstanding	23,954,488

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$77,196,516	6,317,023	$12.22
Class B	62,856	5,181	12.13
Class C	87,981	7,251	12.13
Class I	62,975	5,142	12.25
Class R1	60,727	5,005	12.13
Class R2	61,118	5,014	12.19
Class R3	61,314	5,019	12.22
Class R4	61,511	5,023	12.25
Class R6	215,493,385	17,599,830	12.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.97 [100 / 94.25 x $12.22]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,839,261
Dividends from affiliated issuers	17,541
Income on securities loaned	1,800
Total investment income	$1,858,602
Expenses
Management fee	$531,754
Distribution and service fees	17,278
Shareholder servicing costs	1,088
Administrative services fee	21,554
Independent Trustees’ compensation	2,346
Custodian fee	11,371
Shareholder communications	2,305
Audit and tax fees	26,387
Legal fees	934
Registration fees	54,889
Miscellaneous	8,897
Total expenses	$678,803
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(74,836)
Net expenses	$603,960
Net investment income (loss)	$1,254,642
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,640,072
Affiliated issuers	(30)
Net realized gain (loss)	$5,640,042
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$17,219,992
Affiliated issuers	(108)
Net unrealized gain (loss)	$17,219,884
Net realized and unrealized gain (loss)	$22,859,926
Change in net assets from operations	$24,114,568

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17 (c)
From operations
Net investment income (loss)	$1,254,642	$1,423,544
Net realized gain (loss)	5,640,042	2,580,875
Net unrealized gain (loss)	17,219,884	14,846,818
Change in net assets from operations	$24,114,568	$18,851,237
Distributions declared to shareholders
From net investment income	$—	$(820,118)
Change in net assets from fund share transactions	$80,969,386	$170,033,310
Total change in net assets	$105,083,954	$188,064,429
Net assets
At beginning of period	188,064,429	—
At end of period (including undistributed net investment income of $1,858,550 and $603,908, respectively)	$293,148,383	$188,064,429

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class A

Net asset value, beginning of period	$11.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.06
Net realized and unrealized gain (loss)	1.12		1.01
Total from investment operations	$1.19		$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
Net asset value, end of period (x)	$12.22		$11.03
Total return (%) (r)(s)(t)(x)(r)	10.79	(n)	10.72	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86	(a)	0.96	(a)
Expenses after expense reductions (f)	0.81	(a)	0.81	(a)
Net investment income (loss)	1.14	(a)	0.76	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$77,197		$73

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class B

Net asset value, beginning of period	$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)
Net realized and unrealized gain (loss)	1.13		1.00
Total from investment operations	$1.14		$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
Net asset value, end of period (x)	$12.13		$10.99
Total return (%) (r)(s)(t)(x)	10.37	(n)	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.73	(a)
Expenses after expense reductions (f)	1.56	(a)	1.56	(a)
Net investment income (loss)	0.18	(a)	0.02	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$63		$57

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class C

Net asset value, beginning of period	$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)
Net realized and unrealized gain (loss)	1.13		1.00
Total from investment operations	$1.14		$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
Net asset value, end of period (x)	$12.13		$10.99
Total return (%) (r)(s)(t)(x)	10.37	(n)	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.73	(a)
Expenses after expense reductions (f)	1.56	(a)	1.56	(a)
Net investment income (loss)	0.18	(a)	0.01	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$88		$64

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class I

Net asset value, beginning of period	$11.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.08
Net realized and unrealized gain (loss)	1.14		1.01
Total from investment operations	$1.21		$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$12.25		$11.04
Total return (%) (r)(s)(t)(x)	10.96	(n)	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.74	(a)
Expenses after expense reductions (f)	0.56	(a)	0.56	(a)
Net investment income (loss)	1.17	(a)	1.02	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$63		$55

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class R1

Net asset value, beginning of period	$10.99		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.00	(w)
Net realized and unrealized gain (loss)	1.13		1.00
Total from investment operations	$1.14		$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.01)
Net asset value, end of period (x)	$12.13		$10.99
Total return (%) (r)(s)(t)(x)	10.37	(n)	10.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.73	(a)
Expenses after expense reductions (f)	1.56	(a)	1.56	(a)
Net investment income (loss)	0.17	(a)	0.02	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$61		$55

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class R2

Net asset value, beginning of period	$11.02		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.04
Net realized and unrealized gain (loss)	1.13		1.01
Total from investment operations	$1.17		$1.05
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
Net asset value, end of period (x)	$12.19		$11.02
Total return (%) (r)(s)(t)(x)	10.62	(n)	10.51	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.23	(a)
Expenses after expense reductions (f)	1.06	(a)	1.06	(a)
Net investment income (loss)	0.67	(a)	0.52	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$61		$55

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class R3

Net asset value, beginning of period	$11.03		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06
Net realized and unrealized gain (loss)	1.14		1.01
Total from investment operations	$1.19		$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.04)
Net asset value, end of period (x)	$12.22		$11.03
Total return (%) (r)(s)(t)(x)	10.79	(n)	10.71	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.98	(a)
Expenses after expense reductions (f)	0.81	(a)	0.81	(a)
Net investment income (loss)	0.92	(a)	0.77	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$61		$55
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class R4

Net asset value, beginning of period	$11.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.08
Net realized and unrealized gain (loss)	1.14		1.01
Total from investment operations	$1.21		$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$12.25		$11.04
Total return (%) (r)(s)(t)(x)	10.96	(n)	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.74	(a)
Expenses after expense reductions (f)	0.56	(a)	0.56	(a)
Net investment income (loss)	1.17	(a)	1.02	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$62		$55

	Six months ended 11/30/17 (unaudited)		Year ended 5/31/17 (c)
Class R6

Net asset value, beginning of period	$11.04		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.09
Net realized and unrealized gain (loss)	1.13		1.00
Total from investment operations	$1.20		$1.09
Less distributions declared to shareholders
From net investment income	$—		$(0.05)
Net asset value, end of period (x)	$12.24		$11.04
Total return (%) (r)(s)(t)(x)	10.87	(n)	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.60	(a)
Expenses after expense reductions (f)	0.55	(a)	0.55	(a)
Net investment income (loss)	1.18	(a)	1.05	(a)
Portfolio turnover	36	(n)	68	(n)
Net assets at end of period (000 omitted)	$215,493		$187,594

See Notes to Financial Statements

19

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Mid Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

21

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

22

Notes to Financial Statements (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$288,887,996	$—	$—	$288,887,996
Mutual Funds	1,337,773	—	—	1,337,773
Total	$290,225,769	$—	$—	$290,225,769

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At November 30, 2017, there were no securities on loan or collateral outstanding.

23

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

24

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17 (c)
Ordinary income (including any short-term capital gains)	$820,118

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$258,582,009
Gross appreciation	36,494,811
Gross depreciation	(4,851,051)
Net unrealized appreciation (depreciation)	$31,643,760

As of 5/31/17
Undistributed ordinary income	3,595,104
Net unrealized appreciation (depreciation)	14,423,876

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17 (c)
Class A	$—	$226
Class B	—	55
Class C	—	55
Class I	—	241
Class R1	—	55
Class R2	—	148
Class R3	—	195
Class R4	—	241
Class R6	—	818,902
Total	$—	$820,118

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

25

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $8,747, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.84%	1.59%	1.59%	0.59%	1.59%	1.09%	0.84%	0.59%	0.55%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $66,089, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

26

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$16,074
Class B	0.75%	0.25%	1.00%	1.00%	332
Class C	0.75%	0.25%	1.00%	1.00%	371
Class R1	0.75%	0.25%	1.00%	1.00%	286
Class R2	0.25%	0.25%	0.50%	0.50%	143
Class R3	—	0.25%	0.25%	0.25%	72
Total Distribution and Service Fees					$17,278

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the six months ended November 30, 2017.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the six months ended November 30, 2017.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $211, which equated to 0.0002% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $877.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

27

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $171 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 18, 2016, MFS purchased 180,000 shares of Class R6 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $2,200,000 as an initial investment in the fund.

On August 15, 2017, MFS redeemed 3,922 shares of Class R6 for an aggregate amount of $44,314.

At November 30, 2017, MFS held approximately 97%, 69%, and 98% of the shares outstanding of Class B, Class C, and Class I, respectively, and approximately 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $507,259. The sales transactions resulted in net realized gains (losses) of $(540,556).

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $159,272,847 and $79,012,927, respectively.

28

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,401,760	$75,164,679	8,686	$89,337
Class B	1,262	14,042	5,142	51,545
Class C	1,418	16,377	5,830	58,785
Class I	119	1,350	5,000	50,000
Class R1	—	—	5,000	50,000
Class R2	—	—	5,000	50,000
Class R3	—	—	5,000	50,000
Class R4	—	—	5,000	50,000
Class R6	1,538,921	17,681,627	19,208,755	192,903,075
	7,943,480	$92,878,075	19,253,413	$193,352,742

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	19	$199
Class B	—	—	5	55
Class C	—	—	5	55
Class I	—	—	23	241
Class R1	—	—	5	55
Class R2	—	—	14	148
Class R3	—	—	19	195
Class R4	—	—	23	241
Class R6	—	—	77,917	818,902
	—	$—	78,030	$820,091

Shares reacquired
Class A	(91,358)	$(1,085,782)	(2,084)	$(22,389)
Class B	(1,228)	(13,940)	—	—
Class C	(1)	(6)	(1)	(11)
Class R6	(935,163)	(10,808,961)	(2,290,600)	(24,117,123)
	(1,027,750)	$(11,908,689)	(2,292,685)	$(24,139,523)

29

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	6,310,402	$74,078,897	6,621	$67,147
Class B	34	102	5,147	51,600
Class C	1,417	16,371	5,834	58,829
Class I	119	1,350	5,023	50,241
Class R1	—	—	5,005	50,055
Class R2	—	—	5,014	50,148
Class R3	—	—	5,019	50,195
Class R4	—	—	5,023	50,241
Class R6	603,758	6,872,666	16,996,072	169,604,854
	6,915,730	$80,969,386	17,038,758	$170,033,310

(c)	For the period from the commencement of the fund’s investment operations, August 19, 2016, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 17%, 16%, 8%, 7%, 7%, 6%, 5%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $529 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations

30

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,980,607	90,628,942	(91,271,642)	1,337,907

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(30)	$(108)	$—	$17,541	$1,337,773

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

32

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

33

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® BLENDED RESEARCH®

VALUE EQUITY FUND

BRU-SEM

MFS® BLENDED RESEARCH®

VALUE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.0%
Bank of America Corp.	3.5%
Citigroup, Inc.	2.9%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.4%
United Technologies Corp.	1.9%
Exxon Mobil Corp.	1.8%
PNC Financial Services Group, Inc.	1.8%
Exelon Corp.	1.7%
Chubb Ltd.	1.6%

Equity sectors
Financial Services	30.2%
Health Care	14.0%
Energy	10.4%
Utilities & Communications	8.7%
Technology	7.4%
Consumer Staples	6.9%
Industrial Goods & Services	4.3%
Leisure	3.6%
Retailing	3.1%
Autos & Housing	2.2%
Special Products & Services	2.2%
Basic Materials	2.1%
Transportation	2.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.74%	$1,000.00	$1,110.55	$3.92
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,106.87	$7.87
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,106.47	$7.87
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,111.86	$2.59
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,106.78	$7.87
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,109.71	$5.24
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,110.36	$3.91
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,112.80	$2.60
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.39%	$1,000.00	$1,112.70	$2.07
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.6%
Northrop Grumman Corp.	1,825	$561,005
Textron, Inc.	11,833	659,216
United Technologies Corp.	29,990	3,642,286

		$4,862,507
Airlines - 1.0%
Copa Holdings S.A., “A”	13,593	$1,824,045

Automotive - 0.8%
Lear Corp.	8,435	$1,525,807

Biotechnology - 1.4%
Biogen, Inc. (a)	3,360	$1,082,491
Celgene Corp. (a)	16,201	1,633,547

		$2,716,038
Business Services - 2.2%
DXC Technology Co.	25,349	$2,437,053
Global Payments, Inc.	16,123	1,621,329

		$4,058,382
Cable TV - 1.3%
Comcast Corp., “A”	62,835	$2,358,826

Chemicals - 1.1%
CF Industries Holdings, Inc.	17,725	$664,156
FMC Corp.	15,056	1,421,286

		$2,085,442
Computer Software - 0.7%
Oracle Corp.	27,541	$1,351,161

Computer Software - Systems - 0.9%
Hewlett Packard Enterprise	115,189	$1,606,887

Construction - 1.4%
Owens Corning	29,648	$2,619,401

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.0%
Newell Brands, Inc.	31,923	$988,655
Procter & Gamble Co.	31,636	2,846,924

		$3,835,579
Containers - 0.9%
Graphic Packaging Holding Co.	114,920	$1,759,425

Electronics - 2.4%
Applied Materials, Inc.	37,776	$1,993,440
Intel Corp.	54,253	2,432,704

		$4,426,144
Energy - Independent - 6.8%
Anadarko Petroleum Corp.	36,893	$1,774,184
EOG Resources, Inc.	24,346	2,491,083
Noble Energy, Inc.	65,595	1,725,149
Occidental Petroleum Corp.	27,375	1,929,937
Phillips 66	29,782	2,905,532
Valero Energy Corp.	22,469	1,923,796

		$12,749,681
Energy - Integrated - 2.4%
Chevron Corp.	9,284	$1,104,703
Exxon Mobil Corp.	41,487	3,455,452

		$4,560,155
Food & Beverages - 3.1%
Archer Daniels Midland Co.	52,171	$2,080,579
Bunge Ltd.	1,923	128,668
J.M. Smucker Co.	16,113	1,879,904
Tyson Foods, Inc., “A”	20,303	1,669,922

		$5,759,073
Gaming & Lodging - 1.7%
Carnival Corp.	31,580	$2,072,911
Royal Caribbean Cruises Ltd.	8,967	1,110,832

		$3,183,743
General Merchandise - 0.8%
Wal-Mart Stores, Inc.	15,592	$1,516,010

Health Maintenance Organizations - 1.2%
Cigna Corp.	6,267	$1,326,912
Humana Inc.	3,572	931,792

		$2,258,704

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.5%
Athene Holding Ltd. (a)	17,223	$827,910
Berkshire Hathaway, Inc., “B” (a)	14,722	2,841,493
Chubb Ltd.	19,283	2,933,137
MetLife, Inc.	49,289	2,645,834
Prudential Financial, Inc.	21,872	2,533,652
XL Group Ltd.	57,992	2,251,249

		$14,033,275
Internet - 0.7%
eBay, Inc. (a)	38,944	$1,350,188

Machinery & Tools - 1.7%
Allison Transmission Holdings, Inc.	16,459	$675,477
Eaton Corp. PLC	10,674	830,224
Ingersoll-Rand Co. Ltd., “A”	9,952	871,994
Regal Beloit Corp.	11,731	902,701

		$3,280,396
Major Banks - 11.6%
Bank of America Corp.	230,079	$6,481,325
Goldman Sachs Group, Inc.	9,121	2,258,725
JPMorgan Chase & Co.	72,276	7,554,288
PNC Financial Services Group, Inc.	24,066	3,382,717
Wells Fargo & Co.	36,054	2,035,969

		$21,713,024
Medical & Health Technology & Services - 2.4%
Express Scripts Holding Co. (a)	29,446	$1,919,290
McKesson Corp.	17,069	2,521,774

		$4,441,064
Medical Equipment - 2.8%
Medtronic PLC	33,809	$2,776,733
Thermo Fisher Scientific, Inc.	1,737	334,824
Zimmer Biomet Holdings, Inc.	17,576	2,058,150

		$5,169,707
Natural Gas - Distribution - 0.5%
Sempra Energy	8,235	$996,353

Network & Telecom - 2.8%
Cisco Systems, Inc.	138,385	$5,161,760

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.1%
Halliburton Co.	49,724	$2,077,469

Other Banks & Diversified Financials - 6.3%
Citigroup, Inc.	71,829	$5,423,090
Discover Financial Services	39,727	2,804,726
Synchrony Financial	64,433	2,312,500
Zions Bancorporation	24,092	1,193,759

		$11,734,075
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	44,311	$2,800,012
Eli Lilly & Co.	26,403	2,234,750
Johnson & Johnson	31,556	4,396,697
Pfizer, Inc.	60,122	2,180,024

		$11,611,483
Railroad & Shipping - 1.1%
Union Pacific Corp.	15,600	$1,973,400

Real Estate - 4.8%
AGNC Investment Corp., REIT	30,931	$615,527
Annaly Mortgage Management, Inc., REIT	119,500	1,394,565
AvalonBay Communities, Inc., REIT	4,288	777,543
Medical Properties Trust, Inc., REIT	129,894	1,778,249
Mid-America Apartment Communities, Inc., REIT	17,251	1,767,192
Realogy Holdings Corp.	64,382	1,796,902
Washington Prime Group, Inc., REIT	114,722	815,673

		$8,945,651
Restaurants - 0.6%
Aramark	27,529	$1,172,735

Specialty Stores - 2.3%
Best Buy Co., Inc.	41,148	$2,452,832
Urban Outfitters, Inc. (a)	61,439	1,911,982

		$4,364,814
Telecommunications - Wireless - 0.9%
Sprint Corp. (a)	100,726	$603,349
T-Mobile U.S., Inc. (a)	16,854	1,029,274

		$1,632,623
Telephone Services - 1.0%
AT&T, Inc.	51,423	$1,870,769

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Tobacco - 1.8%
Altria Group, Inc.	19,850	$1,346,425
Philip Morris International, Inc.	18,904	1,942,386

		$3,288,811
Utilities - Electric Power - 6.3%
American Electric Power Co., Inc.	15,678	$1,217,083
DTE Energy Co.	18,475	2,135,156
Exelon Corp.	74,186	3,094,298
NextEra Energy, Inc.	7,500	1,185,300
NRG Energy, Inc.	65,299	1,805,517
PPL Corp.	64,798	2,376,143

		$11,813,497
Total Common Stocks (Identified Cost, $164,324,013)		$181,688,104

Investment Companies (h) - 1.5%
Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $2,696,035)	2,696,094	$2,695,824

Other Assets, Less Liabilities - 1.4%		2,689,623
Net Assets - 100.0%		$187,073,551

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,695,824 and $181,688,104, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $164,324,013)	$181,688,104
Investments in affiliated issuers, at value (identified cost, $2,696,035)	2,695,824
Receivables for
Investments sold	9,656,235
Fund shares sold	1,532,943
Dividends	445,323
Receivable from investment adviser	28,027
Other assets	45,017
Total assets	$196,091,473
Liabilities
Payables for
Investments purchased	$8,877,066
Fund shares reacquired	90,118
Payable to affiliates
Shareholder servicing costs	4,984
Distribution and service fees	754
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	44,990
Total liabilities	$9,017,922
Net assets	$187,073,551
Net assets consist of
Paid-in capital	$162,696,017
Unrealized appreciation (depreciation)	17,363,880
Accumulated net realized gain (loss)	4,882,727
Undistributed net investment income	2,130,927
Net assets	$187,073,551
Shares of beneficial interest outstanding	14,158,740

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$52,573,987	3,993,723	$13.16
Class B	134,980	10,341	13.05
Class C	496,779	38,229	12.99
Class I	617,064	46,677	13.22
Class R1	65,722	5,033	13.06
Class R2	66,492	5,056	13.15
Class R3	66,821	5,068	13.18
Class R4	67,193	5,083	13.22
Class R6	132,984,513	10,049,530	13.23

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.96 [100 / 94.25 x $13.16]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$1,566,383
Dividends from affiliated issuers	11,339
Foreign taxes withheld	(1,018)
Total investment income	$1,576,704
Expenses
Management fee	$268,148
Distribution and service fees	15,747
Shareholder servicing costs	6,648
Administrative services fee	15,364
Independent Trustees’ compensation	2,274
Custodian fee	5,854
Shareholder communications	3,476
Audit and tax fees	26,387
Legal fees	683
Registration fees	60,540
Miscellaneous	8,924
Total expenses	$414,045
Reduction of expenses by investment adviser and distributor	(131,987)
Net expenses	$282,058
Net investment income (loss)	$1,294,646
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,749,759
Affiliated issuers	(163)
Net realized gain (loss)	$3,749,596
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$9,742,751
Affiliated issuers	(313)
Net unrealized gain (loss)	$9,742,438
Net realized and unrealized gain (loss)	$13,492,034
Change in net assets from operations	$14,786,680

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$1,294,646	$1,616,192
Net realized gain (loss)	3,749,596	1,180,646
Net unrealized gain (loss)	9,742,438	7,465,427
Change in net assets from operations	$14,786,680	$10,262,265
Distributions declared to shareholders
From net investment income	$—	$(800,055)
Change in net assets from fund share transactions	$54,148,369	$105,731,652
Total change in net assets	$68,935,049	$115,193,862
Net assets
At beginning of period	118,138,502	2,944,640
At end of period (including undistributed net investment income of $2,130,927 and $836,281, respectively)	$187,073,551	$118,138,502

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.85		$10.57	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.18	$0.12
Net realized and unrealized gain (loss)	1.15		1.16	0.55
Total from investment operations	$1.31		$1.34	$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.06)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.06)	$(0.10)
Net asset value, end of period (x)	$13.16		$11.85	$10.57
Total return (%) (r)(s)(t)(x)	11.05	(n)	12.71	6.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.90	5.03	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	(a)
Net investment income (loss)	2.43	(a)	1.59	1.74	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$52,574		$1,012	$420

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.79		$10.55	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.07
Net realized and unrealized gain (loss)	1.21		1.15	0.55
Total from investment operations	$1.26		$1.25	$0.62
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.03)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.01)	$(0.07)
Net asset value, end of period (x)	$13.05		$11.79	$10.55
Total return (%) (r)(s)(t)(x)	10.69	(n)	11.80	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	2.53	6.53	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	0.79	(a)	0.84	0.94	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$135		$148	$60

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.74		$10.53	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.07
Net realized and unrealized gain (loss)	1.20		1.14	0.54
Total from investment operations	$1.25		$1.24	$0.61
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.04)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.03)	$(0.08)
Net asset value, end of period (x)	$12.99		$11.74	$10.53
Total return (%) (r)(s)(t)(x)	10.65	(n)	11.81	6.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	2.33	6.15	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	0.78	(a)	0.83	0.91	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$497		$586	$137

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.89		$10.60	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.14
Net realized and unrealized gain (loss)	1.22		1.16	0.56
Total from investment operations	$1.33		$1.37	$0.70
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.22		$11.89	$10.60
Total return (%) (r)(s)(t)(x)	11.19	(n)	12.96	7.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	1.43	5.02	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.46	(a)
Net investment income (loss)	1.80	(a)	1.84	1.95	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$617		$533	$189

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.80		$10.55	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.07
Net realized and unrealized gain (loss)	1.21		1.15	0.55
Total from investment operations	$1.26		$1.25	$0.62
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.03)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$—	$(0.07)
Net asset value, end of period (x)	$13.06		$11.80	$10.55
Total return (%) (r)(s)(t)(x)	10.68	(n)	11.85	6.20	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	3.03	6.58	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	0.80	(a)	0.85	0.95	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$66		$59	$53

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.85		$10.57	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.15	$0.10
Net realized and unrealized gain (loss)	1.22		1.16	0.55
Total from investment operations	$1.30		$1.31	$0.65
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.04)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.03)	$(0.08)
Net asset value, end of period (x)	$13.15		$11.85	$10.57
Total return (%) (r)(s)(t)(x)	10.97	(n)	12.38	6.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	2.53	6.08	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.96	(a)
Net investment income (loss)	1.30	(a)	1.35	1.45	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$66		$60	$53

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.87		$10.58	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.18	$0.12
Net realized and unrealized gain (loss)	1.21		1.16	0.55
Total from investment operations	$1.31		$1.34	$0.67
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.05)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.05)	$(0.09)
Net asset value, end of period (x)	$13.18		$11.87	$10.58
Total return (%) (r)(s)(t)(x)	11.04	(n)	12.72	6.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	2.27	5.83	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	(a)
Net investment income (loss)	1.55	(a)	1.60	1.70	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$67		$60	$53

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.88		$10.59	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.21	$0.14
Net realized and unrealized gain (loss)	1.23		1.16	0.55
Total from investment operations	$1.34		$1.37	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.22		$11.88	$10.59
Total return (%) (r)(s)(t)(x)	11.28	(n)	12.96	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	2.02	5.58	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.46	(a)
Net investment income (loss)	1.80	(a)	1.85	1.95	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$67		$60	$53

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.89		$10.59	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.22	$0.14
Net realized and unrealized gain (loss)	1.22		1.16	0.55
Total from investment operations	$1.34		$1.38	$0.69
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)
From net realized gain	—		—	(0.04)
Total distributions declared to shareholders	$—		$(0.08)	$(0.10)
Net asset value, end of period (x)	$13.23		$11.89	$10.59
Total return (%) (r)(s)(t)(x)	11.27	(n)	13.08	6.92	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.65	5.57	(a)
Expenses after expense reductions (f)	0.39	(a)	0.45	0.45	(a)
Net investment income (loss)	1.90	(a)	1.88	1.96	(a)
Portfolio turnover	28	(n)	51	33	(n)
Net assets at end of period (000 omitted)	$132,985		$115,619	$1,925

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

20

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

21

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$181,688,104	$—	$—	$181,688,104
Mutual Funds	2,695,824	—	—	2,695,824
Total	$181,383,928	$—	$—	$184,383,928

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

22

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$800,055

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$167,159,898
Gross appreciation	20,600,554
Gross depreciation	(3,376,524)
Net unrealized appreciation (depreciation)	$17,224,030

As of 5/31/17
Undistributed ordinary income	2,094,395
Net unrealized appreciation (depreciation)	7,496,459

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A

23

Notes to Financial Statements (unaudited) – continued

on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$3,951
Class B	—	44
Class C	—	1,022
Class I	—	2,697
Class R2	—	144
Class R3	—	276
Class R4	—	409
Class R6	—	791,512
Total	$—	$800,055

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $5,515, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $126,469, which is included in the reduction of total expenses in the Statement of Operations.

24

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $512 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$11,907
Class B	0.75%	0.25%	1.00%	1.00%	650
Class C	0.75%	0.25%	1.00%	1.00%	2,643
Class R1	0.75%	0.25%	1.00%	1.00%	311
Class R2	0.25%	0.25%	0.50%	0.50%	157
Class R3	—	0.25%	0.25%	0.25%	79
Total Distribution and Service Fees					$15,747

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $3 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$—
Class B	173
Class C	25

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

25

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $383, which equated to 0.0006% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,265.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0229% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $108 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 22, 2016, MFS redeemed 173,516 shares of Class R6 for an aggregate amount of $1,900,000.

On March 16, 2017, MFS purchased 1,815 shares of Class I for an aggregate amount of $21,960.

On August 15, 2017, MFS redeemed 959, 893, 896, 982, and 8,280 shares of Class A, Class B, Class C, Class I, and Class R6, respectively, for an aggregate amount of $147,499.

At November 30, 2017, MFS held approximately 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

26

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $204,409. The sales transactions resulted in net realized gains (losses) of $34,570.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $91,795,825 and $39,310,203, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,978,643	$51,121,603	80,136	$917,231
Class B	1,573	20,000	7,531	85,805
Class C	797	9,813	38,277	441,024
Class I	5,085	64,014	45,802	533,387
Class R2	3	40	—	—
Class R6	935,652	11,677,709	10,949,477	120,600,722
	4,921,753	$62,893,179	11,121,223	$122,578,169

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	335	$3,913
Class B	—	—	4	44
Class C	—	—	88	1,022
Class I	—	—	230	2,697
Class R2	—	—	12	144
Class R3	—	—	24	276
Class R4	—	—	35	409
Class R6	—	—	67,593	791,512
	—	$—	68,321	$800,017

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(70,352)	$(894,775)	(34,758)	$(395,561)
Class B	(3,794)	(46,365)	(681)	(7,942)
Class C	(12,471)	(150,876)	(1,499)	(17,662)
Class I	(3,227)	(39,211)	(19,052)	(226,387)
Class R6	(608,619)	(7,613,583)	(1,476,313)	(16,998,982)
	(698,463)	$(8,744,810)	(1,532,303)	$(17,646,534)

Net change
Class A	3,908,291	$50,226,828	45,713	$525,583
Class B	(2,221)	(26,365)	6,854	77,907
Class C	(11,674)	(141,063)	36,866	424,384
Class I	1,858	24,803	26,980	309,697
Class R2	3	40	12	144
Class R3	—	—	24	276
Class R4	—	—	35	409
Class R6	327,033	4,064,126	9,540,757	104,393,252
	4,223,290	$54,148,369	9,657,241	$105,731,652

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 16%, 15%, 8%, 7%, 7%, 6%, 6%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017,

28

Notes to Financial Statements (unaudited) – continued

the fund’s commitment fee and interest expense were $390 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,704,145	63,474,891	(62,482,942)	2,696,094

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(163)	$(313)	$—	$11,339	$2,695,824

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

30

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as Lipper performance universe over the one-year period ended December 31, 2016. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

31

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

32

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

34

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

BRS-SEM

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Wintrust Financial Corp.	1.5%
East West Bancorp, Inc.	1.5%
KBR, Inc.	1.5%
WESCO International, Inc.	1.5%
Trex Co., Inc.	1.4%
Tech Data Corp.	1.4%
Grand Canyon Education, Inc.	1.4%
Exact Sciences Corp.	1.4%
Gramercy Property Trust, REIT	1.3%
Michaels Co., Inc.	1.3%

Equity sectors
Financial Services	24.8%
Technology	14.1%
Industrial Goods & Services	13.3%
Health Care	11.8%
Basic Materials	5.5%
Special Products & Services	5.2%
Leisure	4.4%
Retailing	4.4%
Utilities & Communications	4.1%
Energy	4.0%
Consumer Staples	3.0%
Autos & Housing	2.2%
Transportation	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.96%	$1,000.00	$1,118.39	$5.10
	Hypothetical (h)	0.96%	$1,000.00	$1,020.26	$4.86
B	Actual	1.74%	$1,000.00	$1,115.25	$9.23
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
C	Actual	1.74%	$1,000.00	$1,114.41	$9.22
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
I	Actual	0.74%	$1,000.00	$1,119.77	$3.93
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R1	Actual	1.74%	$1,000.00	$1,114.31	$9.22
	Hypothetical (h)	1.74%	$1,000.00	$1,016.34	$8.80
R2	Actual	1.24%	$1,000.00	$1,116.91	$6.58
	Hypothetical (h)	1.24%	$1,000.00	$1,018.85	$6.28
R3	Actual	0.99%	$1,000.00	$1,119.13	$5.26
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R4	Actual	0.74%	$1,000.00	$1,119.77	$3.93
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R6	Actual	0.66%	$1,000.00	$1,120.60	$3.51
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
529A	Actual	1.04%	$1,000.00	$1,118.49	$5.52
	Hypothetical (h)	1.04%	$1,000.00	$1,019.85	$5.27
529B	Actual	1.79%	$1,000.00	$1,114.41	$9.49
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05
529C	Actual	1.79%	$1,000.00	$1,114.50	$9.49
	Hypothetical (h)	1.79%	$1,000.00	$1,016.09	$9.05

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.03%. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.4%
Issuer	Shares/Par	Value ($)
Biotechnology - 4.3%
Acorda Therapeutics, Inc. (a)	24,038	$487,971
AMAG Pharmaceuticals, Inc. (a)	39,634	552,894
Bruker BioSciences Corp.	16,322	574,208
Emergent BioSolutions, Inc. (a)	13,425	589,760
Exact Sciences Corp. (a)	22,882	1,361,021
MiMedx Group, Inc. (a)(l)	45,647	528,136
Natera, Inc. (a)	9,497	92,406
Vanda Pharmaceuticals, Inc. (a)	6,333	88,979

		$4,275,375
Broadcasting - 0.3%
MDC Partners, Inc. (a)	23,838	$276,521

Brokerage & Asset Managers - 0.3%
Hamilton Lane, Inc.,“A”	7,101	$244,772
Legg Mason, Inc.	1,252	50,030
OM Asset Management PLC	3,088	50,643

		$345,445
Business Services - 3.9%
Conduent, Inc. (a)	57,341	$875,024
Forrester Research, Inc.	19,761	917,898
Grand Canyon Education, Inc. (a)	14,366	1,364,195
Travelport Worldwide Ltd.	58,412	782,137

		$3,939,254
Cable TV - 0.2%
Cable One, Inc.	285	$195,741

Chemicals - 0.8%
Ingevity Corp. (a)	9,470	$753,717

Computer Software - 2.8%
Aspen Technology, Inc. (a)	14,353	$960,503
Cornerstone OnDemand, Inc. (a)	18,192	672,558
Paylocity Holding Corp. (a)	25,928	1,196,318

		$2,829,379

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 6.1%
Avnet, Inc.	3,190	$132,098
EPAM Systems, Inc. (a)	10,320	1,046,861
NCR Corp. (a)	28,415	889,105
Pitney Bowes, Inc.	17,348	185,103
Presidio, Inc. (a)	25,699	396,793
Rapid7, Inc. (a)	48,402	915,282
Tech Data Corp. (a)	14,483	1,400,506
Verint Systems, Inc. (a)	27,100	1,185,625

		$6,151,373
Construction - 2.2%
Armstrong World Industries, Inc. (a)	4,976	$298,311
GMS, Inc. (a)	5,073	189,273
KB Home	8,158	255,835
Trex Co., Inc. (a)	12,264	1,444,209

		$2,187,628
Consumer Services - 1.3%
Carriage Services, Inc.	19,018	$487,241
ServiceMaster Global Holdings, Inc. (a)	15,902	777,290

		$1,264,531
Electrical Equipment - 2.5%
TriMas Corp. (a)	40,145	$1,039,756
WESCO International, Inc. (a)	22,253	1,458,684

		$2,498,440
Electronics - 3.0%
Amkor Technology, Inc. (a)	42,404	$448,210
Benchmark Electronics, Inc. (a)	12,516	381,738
Integrated Device Technology, Inc. (a)	8,651	260,308
Jabil Circuit, Inc.	24,762	714,384
OSI Systems, Inc. (a)	2,930	253,914
Sanmina Corp. (a)	16,925	575,450
TTM Technologies, Inc. (a)	20,946	342,048

		$2,976,052
Energy - Independent - 2.3%
Delek U.S. Holdings, Inc.	25,453	$845,549
Energen Corp. (a)	7,857	443,606
Par Pacific Holdings, Inc. (a)	27,739	575,862
PBF Energy, Inc., “A”	12,190	394,590

		$2,259,607

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 2.6%
Argan, Inc.	5,859	$345,681
KBR, Inc.	78,122	1,464,787
MasTec, Inc. (a)	15,065	675,665
Tutor Perini Corp. (a)	5,343	134,644

		$2,620,777
Food & Beverages - 3.0%
Dean Foods Co.	26,459	$295,282
Sanderson Farms, Inc.	3,407	578,134
Snyders-Lance, Inc.	30,897	1,195,096
SpartanNash Co.	14,932	378,526
TreeHouse Foods, Inc. (a)	13,030	599,641

		$3,046,679
Forest & Paper Products - 0.5%
Boise Cascade Corp.	13,662	$525,987

Gaming & Lodging - 0.5%
Caesars Entertainment Corp. (a)	41,226	$546,244

Insurance - 3.9%
American Equity Investment Life Holding Co.	32,825	$1,041,537
Hanover Insurance Group, Inc.	1,037	111,581
Heritage Insurance Holdings, Inc. (l)	30,962	556,697
Safety Insurance Group, Inc.	7,187	591,850
Third Point Reinsurance Ltd. (a)	66,021	1,119,056
Universal Insurance Holdings, Inc.	19,196	506,774

		$3,927,495
Internet - 2.1%
Blucora, Inc. (a)	31,862	$654,764
LogMeIn, Inc.	10,594	1,260,686
Web.Com Group, Inc. (a)	9,205	211,715

		$2,127,165
Leisure & Toys - 0.5%
Malibu Boats, Inc., “A” (a)	16,227	$507,256

Machinery & Tools - 7.7%
Greenbrier Cos., Inc.	10,403	$520,150
Herman Miller, Inc.	23,586	843,199
IPG Photonics Corp. (a)	5,600	1,282,288
ITT, Inc.	22,699	1,230,286
Knoll, Inc.	19,922	433,702

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Park-Ohio Holdings Corp.	6,731	$312,992
Regal Beloit Corp.	15,031	1,156,635
SPX FLOW, Inc. (a)	29,131	1,304,195
Steelcase, Inc., “A”	11,789	179,193
Titan Machinery, Inc. (a)	21,412	406,828

		$7,669,468
Medical & Health Technology & Services - 0.9%
American Renal Associates (a)	31,724	$459,364
Kindred Healthcare, Inc.	60,041	441,301

		$900,665
Medical Equipment - 5.4%
AngioDynamics, Inc. (a)	29,108	$500,076
Biotelemetry, Inc. (a)	24,223	702,467
CONMED Corp.	19,696	1,053,736
Halyard Health, Inc. (a)	20,208	980,896
Integer Holdings Corp. (a)	16,585	803,543
Integra LifeSciences Holdings Corp. (a)	12,099	588,253
OraSure Technologies, Inc. (a)	47,908	792,878

		$5,421,849
Metals & Mining - 0.2%
Ryerson Holding Corp. (a)	20,987	$194,130

Natural Gas - Distribution - 0.2%
Southwest Gas Holdings, Inc.	2,813	$241,749

Oil Services - 1.8%
Exterran Holdings, Inc. (a)	18,260	$559,487
McDermott International, Inc. (a)	77,155	560,145
U.S. Silica Holdings, Inc.	18,947	628,472

		$1,748,104
Other Banks & Diversified Financials - 12.1%
BancFirst Corp.	5,916	$336,029
Bank of N.T. Butterfield & Son Ltd.	15,266	607,282
CAI International, Inc. (a)	21,504	736,512
Cathay General Bancorp, Inc.	28,148	1,221,342
East West Bancorp, Inc.	24,252	1,492,468
Enova International, Inc. (a)	34,824	517,136
First Interstate BancSystem, Inc.	28,348	1,125,416
Glacier Bancorp, Inc.	3,389	135,729
OneMain Holdings, Inc. (a)	18,230	470,516

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Popular, Inc.	13,243	$468,273
Preferred Bank	14,360	898,936
Regional Management Corp. (a)	19,715	486,369
Triton International Ltd. of Bermuda	18,044	714,001
Walker & Dunlop, Inc. (a)	9,416	464,020
Western Alliance Bancorp. (a)	13,527	787,001
Wintrust Financial Corp.	18,063	1,514,583
World Acceptance Corp. (a)	2,136	177,245

		$12,152,858
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	6,386	$254,099
Endo International PLC (a)	22,351	164,056
Horizon Pharma PLC (a)	46,482	668,411
Impax Laboratories, Inc. (a)	2,469	41,109
Mallinckrodt PLC (a)	2,294	50,055
Sucampo Pharmaceuticals, Inc. (a)	4,983	63,284

		$1,241,014
Pollution Control - 0.6%
Evoqua Water Technologies LLC (a)	25,866	$559,740

Printing & Publishing - 1.2%
LSC Communications, Inc.	3,043	$49,783
Quad/Graphics, Inc.	25,364	570,944
Time, Inc.	33,576	624,514

		$1,245,241
Real Estate - 8.4%
Ashford Hospitality Trust, REIT	71,121	$462,998
CoreCivic, Inc., REIT	15,408	362,242
Gramercy Property Trust, REIT	47,174	1,345,402
Hospitality Properties Trust, REIT	13,928	417,701
Medical Properties Trust, Inc., REIT	89,856	1,230,129
RE/MAX Holdings, Inc., “A”	18,009	960,780
Realogy Holdings Corp.	34,118	952,233
RLJ Lodging Trust, REIT	15,331	332,376
Sabra Healthcare, REIT	32,080	617,219
STAG Industrial, Inc., REIT	9,410	266,303
Washington Prime Group, Inc., REIT	151,743	1,078,893
Xenia Hotels & Resorts Inc., REIT	16,839	370,290

		$8,396,566

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.7%
BJ’s Restaurants, Inc.	4,602	$164,522
Bloomin Brands, Inc.	32,100	689,187
Brinker International, Inc.	21,825	801,632

		$1,655,341
Specialty Chemicals - 4.0%
Andersons, Inc.	15,118	$488,311
Chemours Co.	5,665	291,181
Kronos Worldwide, Inc.	25,133	701,462
Renewable Energy Group, Inc. (a)	25,817	293,023
Trinseo S.A.	13,008	959,990
Univar, Inc. (a)	44,075	1,298,450

		$4,032,417
Specialty Stores - 4.4%
Citi Trends, Inc.	45,026	$1,161,221
Express, Inc. (a)	37,495	365,201
Michaels Co., Inc. (a)	61,366	1,325,506
Sally Beauty Holdings, Inc. (a)	12,956	220,900
Urban Outfitters, Inc. (a)	32,146	1,000,383
Zumiez, Inc. (a)	12,786	278,735

		$4,351,946
Telecommunications - Wireless - 0.5%
Telephone and Data Systems, Inc.	16,955	$469,484

Trucking - 0.6%
Hub Group, Inc., “A” (a)	8,206	$392,247
Werner Enterprises, Inc.	6,424	245,397

		$637,644
Utilities - Electric Power - 3.4%
Atlantica Yield PLC	35,139	$789,573
NRG Energy, Inc.	41,123	1,137,051
NRG Yield, Inc., “A”	19,234	361,792
PNM Resources, Inc.	16,293	741,331
Spark Energy, Inc., “A” (l)	29,582	369,775

		$3,399,522
Total Common Stocks (Identified Cost, $88,374,713)		$97,572,404

Investment Companies (h) - 2.0%
Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $1,950,641)	1,950,650	$1,950,455

10

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 0.6%
Issuer	Shares/Par	Value ($)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.04% (j) (Identified Cost, $581,657)	581,657	$581,657

Other Assets, Less Liabilities - 0.0%		28,382
Net Assets - 100.0%		$100,132,898

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,950,455 and $98,154,061, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $634,110 of securities on loan (identified cost, $88,956,370)	$98,154,061
Investments in affiliated issuers, at value (identified cost, $1,950,641)	1,950,455
Receivables for
Fund shares sold	512,386
Interest and dividends	135,833
Receivable from investment adviser	19,242
Receivable from distributor	277
Other assets	46,493
Total assets	$100,818,747
Liabilities
Payables for fund shares reacquired	$55,100
Collateral for securities loaned, at value (c)	581,657
Payable to affiliates
Shareholder servicing costs	3,614
Program manager fee	2
Accrued expenses and other liabilities	45,476
Total liabilities	$685,849
Net assets	$100,132,898
Net assets consist of
Paid-in capital	$88,201,817
Unrealized appreciation (depreciation)	9,197,505
Accumulated net realized gain (loss)	2,322,775
Undistributed net investment income	410,801
Net assets	$100,132,898
Shares of beneficial interest outstanding	7,497,792

(c)	Non-cash collateral is not included.

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$40,235,761	3,020,559	$13.32
Class B	288,827	21,953	13.16
Class C	423,128	32,172	13.15
Class I	4,838,062	361,728	13.37
Class R1	71,802	5,457	13.16
Class R2	66,772	5,026	13.28
Class R3	67,142	5,034	13.34
Class R4	67,514	5,048	13.37
Class R6	53,587,653	4,004,135	13.38
Class 529A	331,586	24,916	13.31
Class 529B	67,955	5,167	13.15
Class 529C	86,696	6,597	13.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and 529A, for which the maximum offering price per share was $14.13 [100 / 94.25 x $13.32] and $14.12 [100 / 94.25 x $13.31], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$478,627
Income on securities loaned	36,346
Dividends from affiliated issuers	6,475
Foreign taxes withheld	(600)
Total investment income	$520,848
Expenses
Management fee	$204,658
Distribution and service fees	16,729
Shareholder servicing costs	8,033
Program manager fees	227
Administrative services fee	9,756
Independent Trustees’ compensation	623
Custodian fee	5,452
Shareholder communications	4,821
Audit and tax fees	27,333
Legal fees	315
Registration fees	60,557
Miscellaneous	9,277
Total expenses	$347,781
Reduction of expenses by investment adviser and distributor	(119,115)
Net expenses	$228,666
Net investment income (loss)	$292,182
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$872,227
Affiliated issuers	113
Net realized gain (loss)	$872,340
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$6,477,012
Affiliated issuers	(250)
Net unrealized gain (loss)	$6,476,762
Net realized and unrealized gain (loss)	$7,349,102
Change in net assets from operations	$7,641,284

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17	Year ended 5/31/17
From operations
Net investment income (loss)	$292,182	$263,478
Net realized gain (loss)	872,340	1,719,157
Net unrealized gain (loss)	6,476,762	2,550,271
Change in net assets from operations	$7,641,284	$4,532,906
Distributions declared to shareholders
From net investment income	$—	$(149,993)
From net realized gain	—	(177,120)
Total distributions declared to shareholders	$—	$(327,113)
Change in net assets from fund share transactions	$40,467,529	$44,561,973
Total change in net assets	$48,108,813	$48,767,766
Net assets
At beginning of period	52,024,085	3,256,319
At end of period (including undistributed net investment income of $410,801 and $118,619, respectively)	$100,132,898	$52,024,085

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.91		$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.05	$0.04
Net realized and unrealized gain (loss)	1.34		1.57	0.35
Total from investment operations	$1.41		$1.62	$0.39
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.32		$11.91	$10.36
Total return (%) (r)(s)(t)(x)	11.84	(n)	15.63	3.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.88	5.46	(a)
Expenses after expense reductions (f)	0.96	(a)	0.96	0.96	(a)
Net investment income (loss)	1.07	(a)	0.45	0.52	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$40,236		$3,700	$637

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.81		$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	1.36		1.56	0.35
Total from investment operations	$1.35		$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.16		$11.81	$10.33
Total return (%) (r)(s)(t)(x)	11.43	(n)	14.73	3.34	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	3.04	7.17	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.71	(a)
Net investment income (loss)	(0.17	)(a)	(0.34)	(0.25	)(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$289		$243	$98

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.80		$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.03)	$(0.02)
Net realized and unrealized gain (loss)	1.36		1.54	0.36
Total from investment operations	$1.35		$1.51	$0.34
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.01)
Net asset value, end of period (x)	$13.15		$11.80	$10.33
Total return (%) (r)(s)(t)(x)	11.44	(n)	14.64	3.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	2.87	7.03	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.71	(a)
Net investment income (loss)	(0.18	)(a)	(0.28)	(0.24	)(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$423		$408	$89

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.94		$10.38	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.05
Net realized and unrealized gain (loss)	1.37		1.55	0.36
Total from investment operations	$1.43		$1.63	$0.41
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.37		$11.94	$10.38
Total return (%) (r)(s)(t)(x)	11.98	(n)	15.77	4.14	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	2.02	5.39	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	(a)
Net investment income (loss)	0.92	(a)	0.68	0.73	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$4,838		$752	$351

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.81		$10.33	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.02)
Net realized and unrealized gain (loss)	1.36		1.56	0.35
Total from investment operations	$1.35		$1.52	$0.33
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.00	)(w)
Net asset value, end of period (x)	$13.16		$11.81	$10.33
Total return (%) (r)(s)(t)(x)	11.43	(n)	14.73	3.33	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.12	(a)	3.32	7.32	(a)
Expenses after expense reductions (f)	1.74	(a)	1.74	1.71	(a)
Net investment income (loss)	(0.16	)(a)	(0.35)	(0.24	)(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$72		$63	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.89		$10.35	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.02
Net realized and unrealized gain (loss)	1.37		1.56	0.35
Total from investment operations	$1.39		$1.58	$0.37
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.02)
Net asset value, end of period (x)	$13.28		$11.89	$10.35
Total return (%) (r)(s)(t)(x)	11.69	(n)	15.29	3.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	2.84	6.82	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.21	(a)
Net investment income (loss)	0.34	(a)	0.15	0.26	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$67		$60	$52

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.92		$10.36	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.04
Net realized and unrealized gain (loss)	1.38		1.56	0.34
Total from investment operations	$1.42		$1.61	$0.38
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.02)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.05)	$(0.02)
Net asset value, end of period (x)	$13.34		$11.92	$10.36
Total return (%) (r)(s)(t)(x)	11.91	(n)	15.54	3.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	2.59	6.57	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.96	(a)
Net investment income (loss)	0.59	(a)	0.40	0.51	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$67		$60	$52

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.94		$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.05
Net realized and unrealized gain (loss)	1.38		1.57	0.35
Total from investment operations	$1.43		$1.64	$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.07)	$(0.03)
Net asset value, end of period (x)	$13.37		$11.94	$10.37
Total return (%) (r)(s)(t)(x)	11.98	(n)	15.87	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	2.34	6.32	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	(a)
Net investment income (loss)	0.83	(a)	0.65	0.76	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$68		$60	$52

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.94		$10.37	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.08	$0.05
Net realized and unrealized gain (loss)	1.38		1.57	0.35
Total from investment operations	$1.44		$1.65	$0.40
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)
From net realized gain	—		(0.04)	—
Total distributions declared to shareholders	$—		$(0.08)	$(0.03)
Net asset value, end of period (x)	$13.38		$11.94	$10.37
Total return (%) (r)(s)(t)(x)	12.06	(n)	15.90	4.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.22	6.31	(a)
Expenses after expense reductions (f)	0.66	(a)	0.69	0.70	(a)
Net investment income (loss)	0.92	(a)	0.73	0.77	(a)
Portfolio turnover	38	(n)	90	47	(n)
Net assets at end of period (000 omitted)	$53,588		$46,259	$1,874

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class 529A			5/31/17 (i)

Net asset value, beginning of period	$11.90		$10.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04
Net realized and unrealized gain (loss)	1.38		1.19	(g)
Total from investment operations	$1.41		$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.03)
From net realized gain	—		(0.04)
Total distributions declared to shareholders	$—		$(0.07)
Net asset value, end of period (x)	$13.31		$11.90
Total return (%) (r)(s)(t)(x)	11.85	(n)	11.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.77	(a)
Expenses after expense reductions (f)	1.04	(a)	1.04	(a)
Net investment income (loss)	0.54	(a)	0.36	(a)
Portfolio turnover	38	(n)	90
Net assets at end of period (000 omitted)	$332		$287

	Six months ended 11/30/17 (unaudited)		Year ended
Class 529B			5/31/17 (i)

Net asset value, beginning of period	$11.80		$10.70
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss)	1.36		1.18	(g)
Total from investment operations	$1.35		$1.14
Less distributions declared to shareholders
From net realized gain	$—		$(0.04)
Total distributions declared to shareholders	$—		$(0.04)
Net asset value, end of period (x)	$13.15		$11.80
Total return (%) (r)(s)(t)(x)	11.44	(n)	10.67	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.91	(a)
Expenses after expense reductions (f)	1.79	(a)	1.79	(a)
Net investment income (loss)	(0.21	)(a)	(0.42	)(a)
Portfolio turnover	38	(n)	90
Net assets at end of period (000 omitted)	$68		$55

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class 529C			5/31/17 (i)

Net asset value, beginning of period	$11.79		$10.69
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss)	1.36		1.18	(g)
Total from investment operations	$1.35		$1.14
Less distributions declared to shareholders
From net realized gain	$—		$(0.04)
Total distributions declared to shareholders	$—		$(0.04)
Net asset value, end of period (x)	$13.14		$11.79
Total return (%) (r)(s)(t)(x)	11.45	(n)	10.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.84	(a)
Expenses after expense reductions (f)	1.79	(a)	1.79	(a)
Net investment income (loss)	(0.21	)(a)	(0.39	)(a)
Portfolio turnover	38	(n)	90
Net assets at end of period (000 omitted)	$87		$78

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, July 14, 2016 (Classes 529A, 529B, and 529C), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

23

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets.

Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

24

Notes to Financial Statements (unaudited) – continued

significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$97,572,404	$—	$—	$97,572,404
Mutual Funds	2,532,112	—	—	2,532,112
Total	$100,104,516	$—	$—	$100,104,516

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $634,110. The fair value of the fund’s investment securities on loan and a related liability of $581,657 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $67,438. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferral and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$323,011
Long-term capital gains	4,102
Total distributions	$327,113

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$91,297,608
Gross appreciation	11,322,934
Gross depreciation	(2,516,026)
Net unrealized appreciation (depreciation)	$8,806,908

As of 5/31/17
Undistributed ordinary income	1,959,651
Net unrealized appreciation (depreciation)	2,330,146

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

27

Notes to Financial Statements (unaudited) – continued

purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A and Class 529A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/17	Year ended 5/31/17 (i)	Six months ended 11/30/17	Year ended 5/31/17 (i)
Class A	$—	$7,110	$—	$10,903
Class B	—	—	—	778
Class C	—	—	—	537
Class I	—	1,779	—	2,196
Class R1	—	—	—	217
Class R2	—	—	—	212
Class R3	—	39	—	212
Class R4	—	169	—	212
Class R6	—	140,478	—	160,856
Class 529A	—	418	—	600
Class 529B	—	—	—	198
Class 529C	—	—	—	199
Total	$—	$149,993	$—	$177,120

(i)	For the period from the class inception, July 14, 2016 (Classes 529A, 529B, and 529C), through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $ 1 billion	0.65%
In excess of $ 1 billion and up to $ 2.5 billion	0.60%
In excess of $ 2.5 billion	0.575%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $2,597, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating

28

Notes to Financial Statements (unaudited) – continued

expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%	1.04%	1.79%	1.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $115,160, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,417 and $437 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.22%	$11,617
Class B	0.75%	0.25%	1.00%	1.00%	1,353
Class C	0.75%	0.25%	1.00%	1.00%	2,084
Class R1	0.75%	0.25%	1.00%	1.00%	337
Class R2	0.25%	0.25%	0.50%	0.50%	158
Class R3	—	0.25%	0.25%	0.25%	79
Class 529A	—	0.25%	0.25%	0.25%	391
Class 529B	0.75%	0.25%	1.00%	1.00%	301
Class 529C	0.75%	0.25%	1.00%	1.00%	409
Total Distribution and Service Fees					$16,729

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $1,244 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$70
Class B	42
Class C	4

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund had entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD had agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. Effective December 10, 2017, this waiver agreement was terminated. For the six months ended November 30, 2017, this waiver amounted to $114 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. Effective December 11, 2017, the fund entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2017, were as follows:

	Fee	Waiver
Class 529A	$156	$78
Class 529B	30	15
Class 529C	41	21
Total Program Manager Fees and Waivers	$227	$114

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $1,302, which equated to 0.0041% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended

30

Notes to Financial Statements (unaudited) – continued

November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,731.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0309% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $48 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On July 13, 2016, MFS purchased 4,655 shares of Class 529A, 4,673 shares of Class 529B, and 4,677 shares of Class 529C for an aggregate amount of $150,000 as an initial investment in the classes.

On July 22, 2016, MFS redeemed 171,017 shares of Class R6 for an aggregate amount of $1,900,000.

On August 15, 2017, MFS redeemed 5,042 shares of Class A, 821 shares of Class B, 823 shares of Class C, and 9,633 shares of Class R6 for an aggregate amount of $199,101.

At November 30, 2017, MFS held approximately 92%, 100%, 100%, 100%, 91%, and 71% of the outstanding shares of Class R1, Class R2, Class R3, Class R4, Class 529B, and Class 529C, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $65,036,038 and $25,280,385, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,884,592	$37,294,069	331,427	$3,861,273
Class B	3,864	47,545	13,012	145,914
Class C	1,772	22,540	28,415	330,013
Class I	328,208	4,123,164	60,917	712,336
Class R1	125	1,542	325	3,767
Class R6	485,407	6,085,260	4,587,991	50,927,705
Class 529A	4,470	55,994	27,780	322,988
Class 529B	478	6,166	4,673	50,000
Class 529C	40	500	6,580	72,593
	3,708,956	$47,636,780	5,061,120	$56,426,589

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,507	$17,997
Class B	—	—	66	778
Class C	—	—	45	537
Class I	—	—	332	3,975
Class R1	—	—	18	217
Class R2	—	—	17	212
Class R3	—	—	21	251
Class R4	—	—	32	381
Class R6	—	—	25,195	301,334
Class 529A	—	—	88	1,018
Class 529B	—	—	17	198
Class 529C	—	—	17	199
	—	$—	27,355	$327,097

Shares reacquired
Class A	(174,771)	$(2,167,828)	(83,676)	$(1,003,561)
Class B	(2,466)	(30,503)	(1,998)	(23,365)
Class C	(4,132)	(51,451)	(2,590)	(29,758)
Class I	(29,468)	(373,054)	(32,076)	(382,066)
Class R1	(11)	(141)	(1)	(11)
Class R6	(354,361)	(4,499,370)	(920,685)	(10,708,036)
Class 529A	(3,642)	(46,434)	(3,780)	(44,916)
Class 529C	(39)	(470)	—	—
	(568,890)	$(7,169,251)	(1,044,806)	$(12,191,713)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17 (i)
	Shares	Amount	Shares	Amount
Net change
Class A	2,709,821	$35,126,241	249,258	$2,875,709
Class B	1,398	17,042	11,080	123,327
Class C	(2,360)	(28,911)	25,870	300,792
Class I	298,740	3,750,110	29,173	334,245
Class R1	114	1,401	342	3,973
Class R2	—	—	17	212
Class R3	—	—	21	251
Class R4	—	—	32	381
Class R6	131,046	1,585,890	3,692,501	40,521,003
Class 529A	828	9,560	24,088	279,090
Class 529B	478	6,166	4,690	50,198
Class 529C	1	30	6,597	72,792
	3,140,066	$40,467,529	4,043,669	$44,561,973

(i)	For the period from the class inception, July 14, 2016 (Classes 529A, 529B, and 529C), through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 11%, 11%, 6%, 5%, 5%, 4%, 4%, 4%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $172 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,122,118	45,013,404	(44,184,872)	1,950,650

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$113	$(250)	$—	$6,475	$1,950,455

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

35

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as Lipper performance universe over the one-year period ended December 31, 2016. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

37

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® BLENDED RESEARCH®

GROWTH EQUITY FUND

BRW-SEM

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.9%
Facebook, Inc., “A “	4.2%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.6%
Alphabet, Inc., “C”	2.9%
Boeing Co.	2.3%
Comcast Corp., “A”	2.2%
Alphabet, Inc., “A”	2.1%
PepsiCo, Inc.	2.1%
NVIDIA Corp.	2.1%

Equity sectors
Technology	28.4%
Health Care	12.4%
Retailing	10.2%
Leisure	9.3%
Industrial Goods & Services	8.2%
Special Products & Services	7.9%
Consumer Staples	6.6%
Financial Services	5.2%
Basic Materials	3.8%
Transportation	2.5%
Utilities & Communications	2.1%
Autos & Housing	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.74%	$1,000.00	$1,116.82	$3.93
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.49%	$1,000.00	$1,112.69	$7.89
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.49%	$1,000.00	$1,112.78	$7.89
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
I	Actual	0.49%	$1,000.00	$1,117.36	$2.60
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R1	Actual	1.49%	$1,000.00	$1,111.85	$7.89
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
R2	Actual	0.99%	$1,000.00	$1,115.26	$5.25
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01
R3	Actual	0.74%	$1,000.00	$1,116.63	$3.93
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
R4	Actual	0.49%	$1,000.00	$1,118.18	$2.60
	Hypothetical (h)	0.49%	$1,000.00	$1,022.61	$2.48
R6	Actual	0.40%	$1,000.00	$1,118.08	$2.12
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)
Aerospace - 4.2%
Boeing Co.	15,814	$4,377,315
Textron, Inc.	33,877	1,887,288
United Technologies Corp.	16,000	1,943,200

		$8,207,803
Airlines - 0.6%
Copa Holdings S.A., “A”	8,029	$1,077,411

Alcoholic Beverages - 0.8%
Constellation Brands, Inc., “A”	7,088	$1,542,278

Automotive - 0.7%
Lear Corp.	7,039	$1,273,285

Biotechnology - 3.8%
Amgen, Inc.	7,639	$1,341,867
Biogen, Inc. (a)	9,496	3,059,326
Celgene Corp. (a)	25,353	2,556,343
Illumina, Inc. (a)	2,118	487,204

		$7,444,740
Brokerage & Asset Managers - 0.7%
Affiliated Managers Group, Inc.	7,128	$1,416,120

Business Services - 6.4%
Cognizant Technology Solutions Corp., “A”	33,109	$2,393,119
DXC Technology Co.	26,853	2,581,647
Fidelity National Information Services, Inc.	13,677	1,290,151
First Data Corp. (a)	107,198	1,763,407
Global Payments, Inc.	20,692	2,080,788
Total System Services, Inc.	31,631	2,352,081

		$12,461,193
Cable TV - 2.2%
Comcast Corp., “A”	114,248	$4,288,870

Chemicals - 1.8%
FMC Corp.	21,915	$2,068,776
Monsanto Co.	12,031	1,423,749

		$3,492,525

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 7.2%
Adobe Systems, Inc. (a)	19,661	$3,567,882
Intuit, Inc.	18,819	2,958,723
Microsoft Corp.	87,221	7,341,391

		$13,867,996
Computer Software - Systems - 6.6%
Apple, Inc.	66,644	$11,452,771
NetApp, Inc.	24,257	1,370,763

		$12,823,534
Construction - 0.7%
Owens Corning	14,521	$1,282,930

Consumer Services - 1.5%
Priceline Group, Inc. (a)	1,684	$2,929,672

Containers - 1.4%
Berry Global Group, Inc. (a)	24,795	$1,481,997
Sealed Air Corp.	24,479	1,176,216

		$2,658,213
Electronics - 4.5%
Applied Materials, Inc.	49,595	$2,617,128
NVIDIA Corp.	19,998	4,013,799
Texas Instruments, Inc.	21,934	2,133,959

		$8,764,886
Food & Beverages - 3.7%
Archer Daniels Midland Co.	15,078	$601,311
Coca-Cola Co.	2,733	125,089
PepsiCo, Inc.	34,655	4,038,000
Tyson Foods, Inc., “A”	30,347	2,496,041

		$7,260,441
Gaming & Lodging - 2.9%
Carnival Corp.	12,013	$788,533
Marriott International, Inc., “A”	21,438	2,722,626
Norwegian Cruise Line Holdings Ltd. (a)	5,167	279,845
Royal Caribbean Cruises Ltd.	15,315	1,897,222

		$5,688,226
General Merchandise - 2.4%
Costco Wholesale Corp.	17,657	$3,256,481
Dollar Tree, Inc. (a)	13,441	1,381,197

		$4,637,678

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 2.0%
Humana Inc.	4,198	$1,095,090
UnitedHealth Group, Inc.	4,910	1,120,315
WellCare Health Plans, Inc. (a)	8,244	1,755,889

		$3,971,294
Insurance - 1.7%
MetLife, Inc.	31,916	$1,713,251
Prudential Financial, Inc.	13,698	1,586,776

		$3,300,027
Internet - 9.2%
Alphabet, Inc., “A” (a)	3,905	$4,046,244
Alphabet, Inc., “C” (a)	5,431	5,547,278
Facebook, Inc., “A” (a)	45,956	8,142,484

		$17,736,006
Leisure & Toys - 2.5%
Electronic Arts, Inc. (a)	22,755	$2,419,994
Take-Two Interactive Software, Inc. (a)	22,406	2,499,390

		$4,919,384
Machinery & Tools - 4.0%
Eaton Corp. PLC	18,762	$1,459,308
Ingersoll-Rand Co. Ltd., “A”	21,806	1,910,642
Roper Technologies, Inc.	6,663	1,780,420
United Rentals, Inc. (a)	15,914	2,537,965

		$7,688,335
Medical & Health Technology & Services - 1.7%
Express Scripts Holding Co. (a)	4,953	$322,836
HCA Healthcare, Inc. (a)	19,487	1,656,395
McKesson Corp.	8,905	1,315,625

		$3,294,856
Medical Equipment - 2.9%
Align Technology, Inc. (a)	3,761	$981,170
Edwards Lifesciences Corp. (a)	20,998	2,460,965
Medtronic PLC	17,170	1,410,172
Thermo Fisher Scientific, Inc.	3,608	695,478

		$5,547,785
Network & Telecom - 0.9%
Cisco Systems, Inc.	49,247	$1,836,913

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 2.1%
Discover Financial Services	29,539	$2,085,454
Visa, Inc., “A”	17,960	2,022,116

		$4,107,570
Pharmaceuticals - 2.0%
Bristol-Myers Squibb Co.	12,698	$802,387
Eli Lilly & Co.	36,033	3,049,833

		$3,852,220
Railroad & Shipping - 2.0%
Kansas City Southern Co.	3,231	$362,324
Union Pacific Corp.	27,269	3,449,529

		$3,811,853
Real Estate - 0.6%
Realogy Holdings Corp.	40,834	$1,139,677

Restaurants - 1.6%
Domino’s Pizza, Inc.	6,095	$1,134,645
Starbucks Corp.	28,362	1,639,891
YUM! Brands, Inc.	3,307	276,035

		$3,050,571
Specialty Chemicals - 0.6%
Univar, Inc. (a)	41,271	$1,215,844

Specialty Stores - 7.8%
Amazon.com, Inc. (a)	5,934	$6,982,834
Best Buy Co., Inc.	35,307	2,104,650
Home Depot, Inc.	13,322	2,395,562
Michaels Co., Inc. (a)	60,193	1,300,169
Ross Stores, Inc.	15,520	1,179,986
TJX Cos., Inc.	15,561	1,175,634

		$15,138,835
Telecommunications - Wireless - 1.6%
American Tower Corp., REIT	5,435	$782,260
SBA Communications Corp., REIT (a)	13,838	2,349,000

		$3,131,260
Tobacco - 2.1%
Altria Group, Inc.	34,255	$2,323,517
Philip Morris International, Inc.	16,746	1,720,651

		$4,044,168

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 0.5%
AES Corp.	87,543	$926,205
Total Common Stocks (Identified Cost, $160,402,581)		$189,830,604

Investment Companies (h) - 0.3%
Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 1.19% (v) (Identified Cost, $556,610)	556,666	$556,610

Other Assets, Less Liabilities - 1.8%		3,480,027
Net Assets - 100.0%		$193,867,241

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $556,610 and $189,830,604, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $160,402,581)	$189,830,604
Investments in affiliated issuers, at value (identified cost, $556,610)	556,610
Receivables for
Investments sold	1,379,681
Fund shares sold	2,394,514
Dividends	266,915
Receivable from investment adviser	34,300
Other assets	45,115
Total assets	$194,507,739
Liabilities
Payables for
Investments purchased	$533,226
Fund shares reacquired	57,481
Payable to affiliates
Shareholder servicing costs	4,731
Distribution and service fees	770
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	44,279
Total liabilities	$640,498
Net assets	$193,867,241
Net assets consist of
Paid-in capital	$161,590,122
Unrealized appreciation (depreciation)	29,428,023
Accumulated net realized gain (loss)	1,836,854
Undistributed net investment income	1,012,242
Net assets	$193,867,241
Shares of beneficial interest outstanding	14,336,146

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$53,417,140	3,963,721	$13.48
Class B	271,362	20,363	13.33
Class C	281,951	21,161	13.32
Class I	257,622	19,050	13.52
Class R1	155,064	11,638	13.32
Class R2	150,734	11,205	13.45
Class R3	67,775	5,021	13.50
Class R4	68,151	5,036	13.53
Class R6	139,197,442	10,278,951	13.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $14.30 [100 / 94.25 x $13.48]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$891,012
Dividends from affiliated issuers	9,107
Other	28
Foreign taxes withheld	(605)
Total investment income	$899,542
Expenses
Management fee	$280,720
Distribution and service fees	16,272
Shareholder servicing costs	6,606
Administrative services fee	15,859
Independent Trustees’ compensation	2,278
Custodian fee	5,813
Shareholder communications	3,643
Audit and tax fees	26,387
Legal fees	706
Registration fees	60,379
Miscellaneous	9,043
Total expenses	$427,706
Reduction of expenses by investment adviser and distributor	(127,356)
Net expenses	$300,350
Net investment income (loss)	$599,192
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$2,111,521
Affiliated issuers	59
Net realized gain (loss)	$2,111,580
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$13,976,342
Affiliated issuers	(67)
Net unrealized gain (loss)	$13,976,275
Net realized and unrealized gain (loss)	$16,087,855
Change in net assets from operations	$16,687,047

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$599,192	$853,200
Net realized gain (loss)	2,111,580	(241,880)
Net unrealized gain (loss)	13,976,275	15,334,422
Change in net assets from operations	$16,687,047	$15,945,742
Distributions declared to shareholders
From net investment income	$—	$(450,037)
Change in net assets from fund share transactions	$52,176,470	$105,636,340
Total change in net assets	$68,863,517	$121,132,045
Net assets
At beginning of period	125,003,724	3,871,679
At end of period (including undistributed net investment income of $1,012,242 and $413,050, respectively)	$193,867,241	$125,003,724

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.07		$10.25	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.08	$0.06
Net realized and unrealized gain (loss)	1.33		1.77	0.22
Total from investment operations	$1.41		$1.85	$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.03)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.03)	$(0.03)
Net asset value, end of period (x)	$13.48		$12.07	$10.25
Total return (%) (r)(s)(t)(x)	11.68	(n)	18.05	2.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	1.47	5.24	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.69	(a)
Net investment income (loss)	1.22	(a)	0.68	0.82	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$53,417		$1,318	$352

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.98		$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)	(0.00	)(w)
Net realized and unrealized gain (loss)	1.37		1.77	0.22
Total from investment operations	$1.35		$1.76	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	(0.00	)(w)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.33		$11.98	$10.22
Total return (%) (r)(s)(t)(x)	11.27	(n)	17.22	2.27	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	2.42	6.82	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	(0.26	)(a)	(0.08)	0.01	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$271		$249	$113

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.97		$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)	(0.00	)(w)
Net realized and unrealized gain (loss)	1.37		1.76	0.22
Total from investment operations	$1.35		$1.75	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	(0.00	)(w)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.32		$11.97	$10.22
Total return (%) (r)(s)(t)(x)	11.28	(n)	17.12	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	2.41	6.92	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	(0.26	)(a)	(0.05)	0.02	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$282		$159	$62

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.10		$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.08
Net realized and unrealized gain (loss)	1.37		1.78	0.21
Total from investment operations	$1.42		$1.88	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.03)
Net asset value, end of period (x)	$13.52		$12.10	$10.26
Total return (%) (r)(s)(t)(x)	11.74	(n)	18.38	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	1.32	4.67	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.46	(a)
Net investment income (loss)	0.77	(a)	0.91	1.06	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$258		$673	$286

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$11.98		$10.22	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.01)	(0.00	)(w)
Net realized and unrealized gain (loss)	1.36		1.77	0.22
Total from investment operations	$1.34		$1.76	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	(0.00	)(w)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)
Net asset value, end of period (x)	$13.32		$11.98	$10.22
Total return (%) (r)(s)(t)(x)	11.19	(n)	17.22	2.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	2.49	7.04	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.46	(a)
Net investment income (loss)	(0.29	)(a)	(0.05)	0.01	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$155		$175	$51

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.06		$10.24	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.05	$0.04
Net realized and unrealized gain (loss)	1.37		1.77	0.22
Total from investment operations	$1.39		$1.82	$0.26
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$—	$(0.02)
Net asset value, end of period (x)	$13.45		$12.06	$10.24
Total return (%) (r)(s)(t)(x)	11.53	(n)	17.77	2.61	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	2.02	6.54	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.96	(a)
Net investment income (loss)	0.25	(a)	0.44	0.51	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$151		$130	$51

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.09		$10.25	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.07	$0.05
Net realized and unrealized gain (loss)	1.38		1.79	0.23
Total from investment operations	$1.41		$1.86	$0.28
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.03)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.02)	$(0.03)
Net asset value, end of period (x)	$13.50		$12.09	$10.25
Total return (%) (r)(s)(t)(x)	11.66	(n)	18.11	2.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.84	6.29	(a)
Expenses after expense reductions (f)	0.74	(a)	0.74	0.71	(a)
Net investment income (loss)	0.49	(a)	0.67	0.76	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$68		$61	$51

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.10		$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.10	$0.07
Net realized and unrealized gain (loss)	1.38		1.78	0.22
Total from investment operations	$1.43		$1.88	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.03)
Net asset value, end of period (x)	$13.53		$12.10	$10.26
Total return (%) (r)(s)(t)(x)	11.82	(n)	18.37	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	1.58	6.04	(a)
Expenses after expense reductions (f)	0.49	(a)	0.49	0.46	(a)
Net investment income (loss)	0.74	(a)	0.93	1.01	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$68		$61	$51

	Six months ended 11/30/17 (unaudited)		Year ended
Class R6			5/31/17	5/31/16 (c)

Net asset value, beginning of period	$12.11		$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.11	$0.07
Net realized and unrealized gain (loss)	1.38		1.78	0.22
Total from investment operations	$1.43		$1.89	$0.29
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.03)
From net realized gain	—		—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.04)	$(0.03)
Net asset value, end of period (x)	$13.54		$12.11	$10.26
Total return (%) (r)(s)(t)(x)	11.81	(n)	18.51	2.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.65	5.80	(a)
Expenses after expense reductions (f)	0.40	(a)	0.43	0.45	(a)
Net investment income (loss)	0.83	(a)	0.97	1.01	(a)
Portfolio turnover	32	(n)	57	28	(n)
Net assets at end of period (000 omitted)	$139,197		$122,177	$2,853

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing

20

Notes to Financial Statements (unaudited) – continued

service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

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Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$189,830,604	$—	$—	$189,830,604
Mutual Funds	556,610	—	—	556,610
Total	$190,387,214	$—	$—	$190,387,214

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

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Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$450,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$161,109,201
Gross appreciation	30,283,625
Gross depreciation	(1,005,612)
Net unrealized appreciation (depreciation)	$29,278,013

As of 5/31/17
Undistributed ordinary income	413,050
Capital loss carryforwards	(125,013)
Net unrealized appreciation (depreciation)	15,302,035

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(118,728)
Long-Term	(6,285)
Total	$(125,013)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

23

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C will convert to Class A shares approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$1,674
Class I	—	1,615
Class R3	—	76
Class R4	—	204
Class R6	—	446,468
Total	$—	$450,037

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $5,773, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $121,578, which is included in the reduction of total expenses in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,013 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$12,544
Class B	0.75%	0.25%	1.00%	1.00%	1,264
Class C	0.75%	0.25%	1.00%	1.00%	1,247
Class R1	0.75%	0.25%	1.00%	1.00%	796
Class R2	0.25%	0.25%	0.50%	0.50%	342
Class R3	—	0.25%	0.25%	0.25%	79
Total Distribution and Service Fees					$16,272

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $5 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$—
Class B	159
Class C	56

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

25

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2017, the fee was $601, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,005.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0226% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $113 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 22, 2016, MFS redeemed 172,736 shares of Class R6 for an aggregate amount of $1,850,000.

On August 15, 2017, MFS redeemed 5,026, 878, 874, and 7,940 shares of Class A, Class B, Class C, and Class R6, respectively, for an aggregate amount of $184,910.

At November 30, 2017, MFS held approximately 100% of the outstanding shares of Class R3 and Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to

26

Notes to Financial Statements (unaudited) – continued

ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended November 30, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $495,353. The sales transactions resulted in net realized gains (losses) of $146,595.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $95,617,342 and $45,783,681, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,935,097	$51,312,445	85,732	$956,562
Class B	1,129	14,399	9,961	108,921
Class C	10,606	129,032	9,827	112,586
Class I	6,619	83,441	37,960	414,394
Class R1	219	2,666	9,623	113,646
Class R2	419	5,439	5,776	68,667
Class R6	860,748	10,870,943	11,203,051	119,625,107
	4,814,837	$62,418,365	11,361,930	$121,399,883

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	153	$1,674
Class I	—	—	147	1,615
Class R3	—	—	7	76
Class R4	—	—	18	204
Class R6	—	—	40,736	446,468
	—	$—	41,061	$450,037

Shares reacquired
Class A	(80,547)	$(1,049,733)	(11,100)	$(123,078)
Class B	(1,557)	(19,265)	(234)	(2,591)
Class C	(2,715)	(33,519)	(2,591)	(29,597)
Class I	(43,219)	(520,001)	(10,329)	(112,509)
Class R1	(3,207)	(39,538)	—	—
Class R6	(674,594)	(8,579,839)	(1,429,093)	(15,945,805)
	(805,839)	$(10,241,895)	(1,453,347)	$(16,213,580)

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Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	3,854,550	$50,262,712	74,785	$835,158
Class B	(428)	(4,866)	9,727	106,330
Class C	7,891	95,513	7,236	82,989
Class I	(36,600)	(436,560)	27,778	303,500
Class R1	(2,988)	(36,872)	9,623	113,646
Class R2	419	5,439	5,776	68,667
Class R3	—	—	7	76
Class R4	—	—	18	204
Class R6	186,154	2,291,104	9,814,694	104,125,770
	4,008,998	$52,176,470	9,949,644	$105,636,340

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 14%, 7%, 6%, 6%, 5%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $406 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,184,572	59,097,678	(59,725,584)	556,666

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$59	$(67)	$—	$9,107	$556,610

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

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Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as Lipper performance universe over the one-year period ended December 31, 2016. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2015, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

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Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

32

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

34

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	14.9%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Value Fund	6.1%
MFS Research Fund	6.0%
MFS Growth Fund	6.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Mid Cap Value Fund	4.1%
MFS Mid Cap Growth Fund	4.0%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Value Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS International Growth Fund	2.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	9.8%
MFS Value Fund	8.1%
MFS Research Fund	8.1%
MFS Growth Fund	8.0%
MFS Total Return Bond Fund	7.9%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	6.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS International Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.6%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.1%
MFS Growth Fund	11.0%
MFS Mid Cap Value Fund	9.1%
MFS Mid Cap Growth Fund	9.0%
MFS Research Fund	8.1%
MFS Research International Fund	7.0%
MFS International Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS High Income Fund	4.9%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS Commodity Strategy Fund	3.9%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Total Return Bond Fund	2.9%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Global Bond Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	13.1%
MFS Growth Fund	13.0%
MFS Mid Cap Value Fund	10.1%
MFS Mid Cap Growth Fund	10.0%
MFS Research Fund	9.1%
MFS Research International Fund	8.0%
MFS International Value Fund	8.0%
MFS International Growth Fund	7.9%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	1.9%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.32%	$1,000.00	$1,040.03	$1.64
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,036.39	$5.46
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,035.44	$5.46
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,040.94	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,035.47	$5.46
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,038.53	$2.91
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,039.71	$1.64
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,041.28	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.36%	$1,000.00	$1,040.09	$1.84
	Hypothetical (h)	0.36%	$1,000.00	$1,023.26	$1.83
529B	Actual	1.11%	$1,000.00	$1,035.53	$5.66
	Hypothetical (h)	1.11%	$1,000.00	$1,019.50	$5.62
529C	Actual	1.12%	$1,000.00	$1,035.70	$5.72
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.33%	$1,000.00	$1,057.81	$1.70
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
B	Actual	1.08%	$1,000.00	$1,053.97	$5.56
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
C	Actual	1.08%	$1,000.00	$1,053.74	$5.56
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
I	Actual	0.08%	$1,000.00	$1,058.90	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
R1	Actual	1.08%	$1,000.00	$1,053.71	$5.56
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
R2	Actual	0.58%	$1,000.00	$1,056.57	$2.99
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R3	Actual	0.33%	$1,000.00	$1,057.69	$1.70
	Hypothetical (h)	0.33%	$1,000.00	$1,023.41	$1.67
R4	Actual	0.08%	$1,000.00	$1,059.14	$0.41
	Hypothetical (h)	0.08%	$1,000.00	$1,024.67	$0.41
529A	Actual	0.38%	$1,000.00	$1,057.30	$1.96
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
529B	Actual	1.13%	$1,000.00	$1,053.75	$5.82
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
529C	Actual	1.13%	$1,000.00	$1,053.63	$5.82
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.35%	$1,000.00	$1,075.10	$1.82
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,071.28	$5.71
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,070.99	$5.71
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,076.42	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,070.79	$5.71
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,073.67	$3.12
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,074.70	$1.82
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,076.11	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.39%	$1,000.00	$1,074.62	$2.03
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.15%	$1,000.00	$1,070.92	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,070.80	$5.97
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.38%	$1,000.00	$1,090.83	$1.99
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,086.67	$5.91
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,086.55	$5.91
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,092.14	$0.68
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,086.31	$5.91
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,088.95	$3.30
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,090.62	$1.99
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,091.91	$0.68
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.42%	$1,000.00	$1,090.49	$2.20
	Hypothetical (h)	0.42%	$1,000.00	$1,022.96	$2.13
529B	Actual	1.18%	$1,000.00	$1,086.24	$6.17
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.17%	$1,000.00	$1,086.31	$6.12
	Hypothetical (h)	1.17%	$1,000.00	$1,019.20	$5.92

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 59.8%
MFS Emerging Markets Debt Fund - Class R6	5,939,133	$89,383,958
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,396,026	59,611,784
MFS Global Bond Fund - Class R6	16,629,609	148,336,110
MFS Government Securities Fund - Class R6	30,427,550	296,972,885
MFS High Income Fund - Class R6	43,250,484	149,214,169
MFS Inflation-Adjusted Bond Fund - Class R6	28,698,146	296,451,844
MFS Limited Maturity Fund - Class R6	49,949,279	297,198,213
MFS Total Return Bond Fund - Class R6	41,606,004	445,184,248
		$1,782,353,211
International Stock Funds - 8.0%
MFS International Growth Fund - Class R6	1,741,472	$59,244,887
MFS International Value Fund - Class R6	1,351,707	59,434,546
MFS Research International Fund - Class R6	6,228,098	119,018,959
		$237,698,392
Specialty Funds - 4.0%
MFS Absolute Return Fund - Class R6	6,238,014	$59,385,899
MFS Commodity Strategy Fund - Class R6 (v)	4,906,952	29,392,641
MFS Global Real Estate Fund - Class R6	1,847,962	29,807,627
		$118,586,167
U.S. Stock Funds - 28.2%
MFS Growth Fund - Class R6	1,820,705	$177,846,440
MFS Mid Cap Growth Fund - Class R6	6,435,688	119,188,948
MFS Mid Cap Value Fund - Class R6	4,959,685	121,065,900
MFS New Discovery Fund - Class R6	912,284	30,087,139
MFS New Discovery Value Fund - Class R6	1,856,611	30,281,325
MFS Research Fund - Class R6	3,952,219	180,221,162
MFS Value Fund - Class R6	4,388,707	182,043,566
		$840,734,480
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.19% (v)	1,436,174	$1,436,030
Total Investment Companies (Identified Cost, $2,340,239,557)		$2,980,808,280

Other Assets, Less Liabilities - 0.0%		210,939
Net Assets - 100.0%		$2,981,019,219

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) - continued

MFS MODERATE ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 39.5%
MFS Emerging Markets Debt Fund - Class R6	11,647,295	$175,291,796
MFS Emerging Markets Debt Local Currency Fund - Class R6	16,176,380	114,852,301
MFS Global Bond Fund - Class R6	32,534,273	290,205,713
MFS Government Securities Fund - Class R6	59,304,211	578,809,094
MFS High Income Fund - Class R6	84,685,912	292,166,397
MFS Inflation-Adjusted Bond Fund - Class R6	39,278,623	405,748,173
MFS Total Return Bond Fund - Class R6	43,411,812	464,506,390
		$2,321,579,864
International Stock Funds - 13.0%
MFS International Growth Fund - Class R6	5,186,860	$176,456,990
MFS International New Discovery Fund - Class R6	1,648,866	59,045,884
MFS International Value Fund - Class R6	4,023,146	176,897,737
MFS Research International Fund - Class R6	18,543,919	354,374,289
		$766,774,900
Specialty Funds - 5.9%
MFS Absolute Return Fund - Class R6	6,026,095	$57,368,427
MFS Commodity Strategy Fund - Class R6 (v)	29,083,710	174,211,422
MFS Global Real Estate Fund - Class R6	7,301,232	117,768,863
		$349,348,712
U.S. Stock Funds - 41.5%
MFS Growth Fund - Class R6	4,828,828	$471,679,932
MFS Mid Cap Growth Fund - Class R6	22,407,464	414,986,239
MFS Mid Cap Value Fund - Class R6	17,144,639	418,500,640
MFS New Discovery Fund - Class R6	2,726,484	89,919,434
MFS New Discovery Value Fund - Class R6	5,533,907	90,258,015
MFS Research Fund - Class R6	10,439,293	476,031,743
MFS Value Fund - Class R6	11,501,447	477,080,038
		$2,438,456,041
Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 1.19% (v)	2,901,796	$2,901,506
Total Investment Companies (Identified Cost, $4,242,493,270)		$5,879,061,023

Other Assets, Less Liabilities - (0.0)%		(402,824)
Net Assets - 100.0%		$5,878,658,199

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
Bond Funds - 19.6%
MFS Emerging Markets Debt Fund - Class R6	10,021,912	$150,829,783
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,927,552	98,885,621
MFS Global Bond Fund - Class R6	11,200,116	99,905,031
MFS High Income Fund - Class R6	72,986,666	251,803,998
MFS Inflation-Adjusted Bond Fund - Class R6	24,131,296	249,276,284
MFS Total Return Bond Fund - Class R6	14,002,269	149,824,277
		$1,000,524,994
International Stock Funds - 20.0%
MFS Emerging Markets Equity Fund - Class R6	1,394,041	$49,864,832
MFS International Growth Fund - Class R6	7,486,085	254,676,616
MFS International New Discovery Fund - Class R6	2,853,702	102,191,063
MFS International Value Fund - Class R6	5,803,048	255,160,046
MFS Research International Fund - Class R6	18,726,057	357,854,948
		$1,019,747,505
Specialty Funds - 7.9%
MFS Absolute Return Fund - Class R6	5,181,811	$49,330,842
MFS Commodity Strategy Fund - Class R6 (v)	33,483,927	200,568,723
MFS Global Real Estate Fund - Class R6	9,468,370	152,724,812
		$402,624,377
U.S. Stock Funds - 52.3%
MFS Growth Fund - Class R6	5,746,409	$561,309,207
MFS Mid Cap Growth Fund - Class R6	24,922,260	461,560,246
MFS Mid Cap Value Fund - Class R6	19,020,753	464,296,579
MFS New Discovery Fund - Class R6	3,142,972	103,655,230
MFS New Discovery Value Fund - Class R6	6,371,210	103,914,436
MFS Research Fund - Class R6	9,022,044	411,405,211
MFS Value Fund - Class R6	13,605,641	564,361,990
		$2,670,502,899
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.19% (v)	10,735,087	$10,734,013
Total Investment Companies (Identified Cost, $3,215,539,823)		$5,104,133,788

Other Assets, Less Liabilities - (0.0)%		(6,468)
Net Assets - 100.0%		$5,104,127,320
See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) - continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Investment Companies (h) - 100.0%
Issuer	Shares/Par	Value ($)
International Stock Funds - 29.8%
MFS Emerging Markets Equity Fund - Class R6	963,881	$34,478,017
MFS International Growth Fund - Class R6	4,147,612	141,101,745
MFS International New Discovery Fund - Class R6	1,979,530	70,886,983
MFS International Value Fund - Class R6	3,218,230	141,505,565
MFS Research International Fund - Class R6	7,416,875	141,736,486
		$529,708,796
Specialty Funds - 9.9%
MFS Commodity Strategy Fund - Class R6 (v)	14,502,545	$86,870,247
MFS Global Real Estate Fund - Class R6	5,472,940	88,278,521
		$175,148,768
U.S. Stock Funds - 60.3%
MFS Growth Fund - Class R6	2,353,146	$229,855,267
MFS Mid Cap Growth Fund - Class R6	9,610,586	177,988,049
MFS Mid Cap Value Fund - Class R6	7,335,834	179,067,719
MFS New Discovery Fund - Class R6	1,364,339	44,995,884
MFS New Discovery Value Fund - Class R6	2,768,367	45,152,070
MFS Research Fund - Class R6	3,525,190	160,748,661
MFS Value Fund - Class R6	5,595,630	232,106,738
		$1,069,914,388
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 1.19% (v)	618,346	$618,284
Total Investment Companies (Identified Cost, $969,557,516)		$1,775,390,236

Other Assets, Less Liabilities - (0.0)%		(336,452)
Net Assets - 100.0%		$1,775,053,784

Portfolio Footnotes:

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:

Affiliated Issuers
MFS Conservative Allocation Fund	$2,980,808,280
MFS Moderate Allocation Fund	5,879,061,023
MFS Growth Allocation Fund	5,104,133,788
MFS Aggressive Growth Allocation Fund	1,775,390,236

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments in affiliated issuers, at value (identified cost, $2,340,239,557, $4,242,493,270, $3,215,539,823, and $969,557,516, respectively)	$2,980,808,280	$5,879,061,023	$5,104,133,788	$1,775,390,236
Receivables for
Investments sold	1,538,122	4,985,933	6,616,273	799,627
Fund shares sold	2,611,558	5,433,770	2,843,937	1,474,117
Receivable from investment adviser	—	—	3,528	19,660
Total assets	$2,984,957,960	$5,889,480,726	$5,113,597,526	$1,777,683,640

Liabilities
Payables for
Investments purchased	$355,586	$945,024	$—	$—
Fund shares reacquired	2,874,695	8,287,910	7,843,393	1,969,723
Payable to affiliates
Administrator	96	96	96	96
Shareholder servicing costs	482,679	1,124,574	1,186,469	508,356
Distribution and service fees	66,310	134,249	113,358	33,752
Program manager fee	482	852	859	480
Payable for independent Trustees’ compensation	1,009	2,460	1,642	653
Accrued expenses and other liabilities	157,884	327,362	324,389	116,796
Total liabilities	$3,938,741	$10,822,527	$9,470,206	$2,629,856
Net assets	$2,981,019,219	$5,878,658,199	$5,104,127,320	$1,775,053,784

Net assets consist of
Paid-in capital	$2,311,307,084	$4,148,362,969	$3,116,091,462	$950,979,844
Unrealized appreciation (depreciation)	640,568,723	1,636,567,753	1,888,593,965	805,832,720
Accumulated net realized gain (loss)	14,858,462	71,383,894	75,042,512	22,305,609
Accumulated undistributed (distributions in excess of) net investment income	14,284,950	22,343,583	24,399,381	(4,064,389)
Net assets	$2,981,019,219	$5,878,658,199	$5,104,127,320	$1,775,053,784

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,305,440,042	$3,043,914,203	$2,786,193,150	$807,140,035
Class B	130,567,326	280,802,514	233,886,356	65,579,430
Class C	651,335,496	1,153,640,844	929,558,539	276,855,839
Class I	312,127,402	245,269,544	179,764,584	129,984,522
Class R1	14,021,304	29,829,110	31,997,120	16,446,746
Class R2	80,840,168	183,035,614	174,332,186	76,355,459
Class R3	134,416,509	353,454,952	242,366,414	149,135,322
Class R4	176,387,575	276,944,170	211,645,042	77,834,769
Class 529A	121,176,844	218,123,396	225,794,266	135,456,681
Class 529B	7,383,360	13,019,208	12,465,835	5,150,109
Class 529C	47,323,193	80,624,644	76,123,828	35,114,872
Total net assets	$2,981,019,219	$5,878,658,199	$5,104,127,320	$1,775,053,784

Shares of beneficial interest outstanding
Class A	81,799,212	166,436,039	130,615,453	33,945,981
Class B	8,234,708	15,537,668	11,118,737	2,811,997
Class C	41,449,573	64,253,855	44,646,230	11,985,806
Class I	19,385,149	13,235,612	8,343,082	5,375,532
Class R1	909,070	1,694,992	1,566,847	721,950
Class R2	5,206,909	10,220,392	8,366,333	3,282,468
Class R3	8,490,490	19,472,677	11,458,277	6,322,851
Class R4	11,044,552	15,152,464	9,913,760	3,259,166
Class 529A	7,632,005	11,985,107	10,666,374	5,735,529
Class 529B	472,654	727,643	598,174	223,409
Class 529C	3,039,863	4,535,603	3,701,412	1,541,683
Total shares of beneficial interest outstanding	187,664,185	323,252,052	240,994,679	75,206,372

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$15.96	$18.29	$21.33	$23.78
Offering price per share (100 / 94.25 x net asset value per share)	$16.93	$19.41	$22.63	$25.23

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.86	$18.07	$21.04	$23.32

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.71	$17.95	$20.82	$23.10

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$16.10	$18.53	$21.55	$24.18

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.42	$17.60	$20.42	$22.78

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.53	$17.91	$20.84	$23.26

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.83	$18.15	$21.15	$23.59

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.97	$18.28	$21.35	$23.88

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$15.88	$18.20	$21.17	$23.62
Offering price per share (100 / 94.25 x net asset value per share)	$16.85	$19.31	$22.46	$25.06

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.62	$17.89	$20.84	$23.05

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$15.57	$17.78	$20.57	$22.78

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/17 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from affiliated issuers	$26,210,326	$40,012,564	$23,490,082	$2,222,058
Expenses
Distribution and service fees	$6,495,844	$12,834,826	$10,845,454	$3,485,629
Shareholder servicing costs	801,906	1,954,267	2,090,747	983,150
Program manager fees	84,501	153,179	152,140	85,426
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	22,535	47,512	25,351	17,054
Custodian fee	32,438	56,209	43,927	16,420
Shareholder communications	77,189	168,368	190,589	63,660
Audit and tax fees	18,042	18,668	18,461	17,770
Legal fees	16,663	33,275	28,309	9,373
Miscellaneous	120,487	165,335	147,008	94,619
Total expenses	$7,678,380	$15,440,414	$13,550,761	$4,781,876
Reduction of expenses by investment adviser and distributor	(57,024)	(108,014)	(113,393)	(144,909)
Net expenses	$7,621,356	$15,332,400	$13,437,368	$4,636,967
Net investment income (loss)	$18,588,970	$24,680,164	$10,052,714	$(2,414,909)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$31,235,056	$64,715,050	$71,939,667	$17,414,217
Capital gain distributions from affiliated issuers	375,669	1,121,254	1,287,783	541,071
Net realized gain (loss)	$31,610,725	$65,836,304	$73,227,450	$17,955,288
Change in unrealized appreciation (depreciation) Affiliated issuers	$61,947,448	$232,517,911	$277,106,108	$133,001,944
Net realized and unrealized gain (loss)	$93,558,173	$298,354,215	$350,333,558	$150,957,232
Change in net assets from operations	$112,147,143	$323,034,379	$360,386,272	$148,542,323

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/17 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$18,588,970	$24,680,164	$10,052,714	$(2,414,909)
Net realized gain (loss)	31,610,725	65,836,304	73,227,450	17,955,288
Net unrealized gain (loss)	61,947,448	232,517,911	277,106,108	133,001,944
Change in net assets from operations	$112,147,143	$323,034,379	$360,386,272	$148,542,323

Distributions declared to shareholders
From net investment income	$(13,328,061)	$(21,365,483)	$—	$—
Change in net assets from fund share transactions	$(74,328,715)	$(317,855,949)	$(333,148,924)	$(82,450,541)
Total change in net assets	$24,490,367	$(16,187,053)	$27,237,348	$66,091,782

Net assets
At beginning of period	2,956,528,852	5,894,845,252	5,076,889,972	1,708,962,002
At end of period	$2,981,019,219	$5,878,658,199	$5,104,127,320	$1,775,053,784
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$14,284,950	$22,343,583	$24,399,381	$(4,064,389)

Year ended 5/31/17	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$45,282,202	$81,175,753	$58,374,434	$13,397,482
Net realized gain (loss)	38,767,058	80,681,467	84,680,501	31,837,048
Net unrealized gain (loss)	131,133,833	412,888,537	481,069,233	188,460,048
Change in net assets from operations	$215,183,093	$574,745,757	$624,124,168	$233,694,578

Distributions declared to shareholders
From net investment income	$(45,824,041)	$(74,597,272)	$(50,301,204)	$(13,000,263)
From net realized gain	(22,620,610)	(76,832,679)	(79,905,445)	(30,032,619)
Total distributions declared to shareholders	$(68,444,651)	$(151,429,951)	$(130,206,649)	$(43,032,882)
Change in net assets from fund share transactions	$(243,185,823)	$(816,836,537)	$(662,540,855)	$(176,479,319)
Total change in net assets	$(96,447,381)	$(393,520,731)	$(168,623,336)	$14,182,377

Net assets
At beginning of period	3,052,976,233	6,288,365,983	5,245,513,308	1,694,779,625
At end of period	$2,956,528,852	$5,894,845,252	$5,076,889,972	$1,708,962,002
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$9,024,041	$19,028,902	$14,346,667	$(1,649,480)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class A
Net asset value, beginning of period	$15.43		$14.69		$15.05	$14.91	$14.06	$12.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.26	(c)	$0.21	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.51		0.85		(0.18)	0.22	0.86	1.18
Total from investment operations	$0.62		$1.11		$0.03	$0.47	$1.12	$1.45

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.23)	$(0.28)	$(0.27)	$(0.32)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.37)		$(0.39)	$(0.33)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$15.96		$15.43		$14.69	$15.05	$14.91	$14.06
Total return (%) (r)(s)(t)(x)	4.00	(n)	7.71	(c)	0.27	3.16	8.10	11.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	(c)	0.33	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.32	(a)	0.33	(c)	0.33	0.33	0.32	0.32
Net investment income (loss) (l)	1.45	(a)	1.72	(c)	1.45	1.70	1.80	1.99
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$1,305,440		$1,330,751		$1,435,774	$1,423,985	$1,355,910	$1,197,922

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class B
Net asset value, beginning of period	$15.33		$14.60		$14.95	$14.82	$13.97	$12.85

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.14	(c)	$0.10	$0.14	$0.15	$0.17
Net realized and unrealized gain (loss)	0.51		0.85		(0.17)	0.21	0.87	1.17
Total from investment operations	$0.56		$0.99		$(0.07)	$0.35	$1.02	$1.34

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)		$(0.12)	$(0.17)	$(0.17)	$(0.22)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.26)		$(0.28)	$(0.22)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$15.86		$15.33		$14.60	$14.95	$14.82	$13.97
Total return (%) (r)(s)(t)(x)	3.64	(n)	6.87	(c)	(0.43)	2.34	7.34	10.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	(c)	1.08	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	1.07	(a)	1.08	(c)	1.08	1.08	1.07	1.07
Net investment income (loss) (l)	0.70	(a)	0.97	(c)	0.71	0.95	1.04	1.24
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$130,567		$137,431		$150,726	$165,711	$172,845	$166,748

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class C
Net asset value, beginning of period	$15.20		$14.47		$14.83	$14.70	$13.87	$12.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.14	(c)	$0.10	$0.14	$0.15	$0.17
Net realized and unrealized gain (loss)	0.49		0.85		(0.18)	0.21	0.85	1.16
Total from investment operations	$0.54		$0.99		$(0.08)	$0.35	$1.00	$1.33

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)		$(0.12)	$(0.17)	$(0.17)	$(0.22)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.26)		$(0.28)	$(0.22)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$15.71		$15.20		$14.47	$14.83	$14.70	$13.87
Total return (%) (r)(s)(t)(x)	3.54	(n)	6.94	(c)	(0.48)	2.39	7.30	10.54

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	(c)	1.08	1.08	1.08	1.07
Expenses after expense reductions (f)(h)	1.07	(a)	1.08	(c)	1.08	1.08	1.07	1.07
Net investment income (loss) (l)	0.70	(a)	0.97	(c)	0.71	0.95	1.05	1.24
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$651,335		$670,914		$727,084	$748,188	$671,757	$503,578

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class I
Net asset value, beginning of period	$15.57		$14.82		$15.17	$15.03	$14.17	$13.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.29	(c)	$0.24	$0.28	$0.30	$0.31
Net realized and unrealized gain (loss)	0.50		0.87		(0.17)	0.23	0.87	1.18
Total from investment operations	$0.63		$1.16		$0.07	$0.51	$1.17	$1.49

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.30)		$(0.26)	$(0.32)	$(0.31)	$(0.35)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.41)		$(0.42)	$(0.37)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$16.10		$15.57		$14.82	$15.17	$15.03	$14.17
Total return (%) (r)(s)(t)(x)	4.09	(n)	7.99	(c)	0.58	3.39	8.38	11.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	(c)	0.08	0.09	0.08	0.07
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.09	0.08	0.07
Net investment income (loss) (l)	1.70	(a)	1.92	(c)	1.66	1.84	2.04	2.23
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$312,127		$271,960		$203,031	$160,405	$102,563	$71,965

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R1
Net asset value, beginning of period	$14.92		$14.21		$14.56	$14.44	$13.62	$12.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.14	(c)	$0.10	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss)	0.48		0.83		(0.17)	0.20	0.85	1.14
Total from investment operations	$0.53		$0.97		$(0.07)	$0.34	$0.99	$1.31

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)		$(0.12)	$(0.17)	$(0.17)	$(0.22)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.26)		$(0.28)	$(0.22)	$(0.17)	$(0.22)
Net asset value, end of period (x)	$15.42		$14.92		$14.21	$14.56	$14.44	$13.62
Total return (%) (r)(s)(t)(x)	3.55	(n)	6.93	(c)	(0.42)	2.33	7.35	10.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.08	(c)	1.08	1.08	1.07	1.07
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	1.08	1.07	1.07
Net investment income (loss) (l)	0.70	(a)	0.97	(c)	0.71	0.98	1.04	1.26
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$14,021		$14,641		$18,875	$21,493	$23,321	$23,026

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R2
Net asset value, beginning of period	$15.02		$14.31		$14.66	$14.54	$13.71	$12.62

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.22	(c)	$0.17	$0.21	$0.21	$0.23
Net realized and unrealized gain (loss)	0.49		0.82		(0.17)	0.20	0.86	1.15
Total from investment operations	$0.58		$1.04		$0.00 (w)	$0.41	$1.07	$1.38

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.22)		$(0.19)	$(0.24)	$(0.24)	$(0.29)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.07)		$(0.33)		$(0.35)	$(0.29)	$(0.24)	$(0.29)
Net asset value, end of period (x)	$15.53		$15.02		$14.31	$14.66	$14.54	$13.71
Total return (%) (r)(s)(t)(x)	3.85	(n)	7.44	(c)	0.09	2.85	7.90	11.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.58	(c)	0.58	0.58	0.57	0.57
Expenses after expense reductions (f)(h)	0.57	(a)	0.58	(c)	0.58	0.58	0.57	0.57
Net investment income (loss) (l)	1.20	(a)	1.48	(c)	1.23	1.44	1.53	1.74
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$80,840		$85,187		$97,053	$112,187	$118,105	$112,807

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R3
Net asset value, beginning of period	$15.31		$14.58		$14.93	$14.80	$13.96	$12.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.25	(c)	$0.21	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	0.50		0.85		(0.17)	0.21	0.85	1.18
Total from investment operations	$0.61		$1.10		$0.04	$0.46	$1.11	$1.45

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.23)	$(0.28)	$(0.27)	$(0.32)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.37)		$(0.39)	$(0.33)	$(0.27)	$(0.32)
Net asset value, end of period (x)	$15.83		$15.31		$14.58	$14.93	$14.80	$13.96
Total return (%) (r)(s)(t)(x)	3.97	(n)	7.70	(c)	0.34	3.12	8.08	11.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.33	(c)	0.33	0.33	0.32	0.32
Expenses after expense reductions (f)(h)	0.32	(a)	0.33	(c)	0.33	0.33	0.32	0.32
Net investment income (loss) (l)	1.45	(a)	1.71	(c)	1.46	1.69	1.81	1.99
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$134,417		$146,688		$172,074	$181,348	$168,208	$161,521

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R4
Net asset value, beginning of period	$15.44		$14.70		$15.06	$14.92	$14.07	$12.93

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13		$0.29	(c)	$0.25	$0.29	$0.29	$0.30
Net realized and unrealized gain (loss)	0.50		0.86		(0.19)	0.22	0.87	1.19
Total from investment operations	$0.63		$1.15		$0.06	$0.51	$1.16	$1.49

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.30)		$(0.26)	$(0.32)	$(0.31)	$(0.35)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.41)		$(0.42)	$(0.37)	$(0.31)	$(0.35)
Net asset value, end of period (x)	$15.97		$15.44		$14.70	$15.06	$14.92	$14.07
Total return (%) (r)(s)(t)(x)	4.13	(n)	7.98	(c)	0.52	3.42	8.36	11.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.08	(c)	0.08	0.08	0.08	0.07
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.08	0.08	0.07
Net investment income (loss) (l)	1.70	(a)	1.95	(c)	1.73	1.95	1.98	2.23
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$176,388		$135,695		$109,923	$123,347	$84,264	$22,688

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529A
Net asset value, beginning of period	$15.35		$14.62		$14.97	$14.84	$13.99	$12.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.25	(c)	$0.20	$0.26	$0.25	$0.26
Net realized and unrealized gain (loss)	0.50		0.84		(0.17)	0.19	0.87	1.17
Total from investment operations	$0.61		$1.09		$0.03	$0.45	$1.12	$1.43

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.25)		$(0.22)	$(0.27)	$(0.27)	$(0.31)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.36)		$(0.38)	$(0.32)	$(0.27)	$(0.31)
Net asset value, end of period (x)	$15.88		$15.35		$14.62	$14.97	$14.84	$13.99
Total return (%) (r)(s)(t)(x)	4.01	(n)	7.65	(c)	0.30	3.06	8.09	11.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.43	(c)	0.43	0.43	0.42	0.42
Expenses after expense reductions (f)(h)	0.36	(a)	0.37	(c)	0.37	0.37	0.37	0.37
Net investment income (loss) (l)	1.41	(a)	1.66	(c)	1.41	1.77	1.74	1.94
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$121,177		$109,297		$89,761	$83,149	$116,559	$97,214

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529B
Net asset value, beginning of period	$15.11		$14.39		$14.74	$14.61	$13.77	$12.66

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.13	(c)	$0.10	$0.15	$0.14	$0.16
Net realized and unrealized gain (loss)	0.49		0.84		(0.18)	0.19	0.86	1.16
Total from investment operations	$0.54		$0.97		$(0.08)	$0.34	$1.00	$1.32

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.14)		$(0.11)	$(0.16)	$(0.16)	$(0.21)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.25)		$(0.27)	$(0.21)	$(0.16)	$(0.21)
Net asset value, end of period (x)	$15.62		$15.11		$14.39	$14.74	$14.61	$13.77
Total return (%) (r)(s)(t)(x)	3.55	(n)	6.87	(c)	(0.48)	2.31	7.30	10.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.18	(c)	1.18	1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.11	(a)	1.12	(c)	1.13	1.13	1.12	1.12
Net investment income (loss) (l)	0.66	(a)	0.90	(c)	0.68	1.01	0.99	1.20
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$7,383		$6,852		$6,349	$6,953	$10,719	$11,707

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529C
Net asset value, beginning of period	$15.06		$14.35		$14.70	$14.58	$13.75	$12.65

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.13	(c)	$0.09	$0.15	$0.14	$0.16
Net realized and unrealized gain (loss)	0.49		0.84		(0.17)	0.18	0.85	1.16
Total from investment operations	$0.54		$0.97		$(0.08)	$0.33	$0.99	$1.32

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.15)		$(0.11)	$(0.16)	$(0.16)	$(0.22)
From net realized gain	—		(0.11)		(0.16)	(0.05)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.26)		$(0.27)	$(0.21)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$15.57		$15.06		$14.35	$14.70	$14.58	$13.75
Total return (%) (r)(s)(t)(x)	3.57	(n)	6.84	(c)	(0.45)	2.28	7.29	10.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.18	(c)	1.18	1.18	1.17	1.17
Expenses after expense reductions (f)(h)	1.12	(a)	1.13	(c)	1.13	1.13	1.12	1.12
Net investment income (loss) (l)	0.66	(a)	0.90	(c)	0.65	1.02	1.00	1.19
Portfolio turnover	2	(n)	3		5	9	5	5
Net assets at end of period (000 omitted)	$47,323		$47,113		$42,328	$41,140	$58,530	$49,778
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class A
Net asset value, beginning of period	$17.37		$16.19		$17.17	$16.86	$15.40	$13.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.26	(c)	$0.20	$0.26	$0.25	$0.25
Net realized and unrealized gain (loss)	0.91		1.37		(0.28)	0.40	1.48	1.94
Total from investment operations	$1.00		$1.63		$(0.08)	$0.66	$1.73	$2.19

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)		$(0.24)	$(0.31)	$(0.27)	$(0.33)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.45)		$(0.90)	$(0.35)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$18.29		$17.37		$16.19	$17.17	$16.86	$15.40
Total return (%) (r)(s)(t)(x)	5.78	(n)	10.30	(c)	(0.31)	4.02	11.34	16.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.34	(c)	0.34	0.34	0.33	0.33
Expenses after expense reductions (f)(h)	0.33	(a)	0.34	(c)	0.33	0.34	0.33	0.33
Net investment income (loss) (l)	1.03	(a)	1.55	(c)	1.23	1.53	1.58	1.72
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$3,043,914		$3,077,471		$3,338,645	$3,376,781	$3,164,199	$2,414,807

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class B
Net asset value, beginning of period	$17.16		$16.01		$17.00	$16.69	$15.25	$13.41

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.13	(c)	$0.08	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.91		1.35		(0.29)	0.41	1.46	1.92
Total from investment operations	$0.93		$1.48		$(0.21)	$0.54	$1.59	$2.06

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)		$(0.12)	$(0.19)	$(0.15)	$(0.22)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.02)		$(0.33)		$(0.78)	$(0.23)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$18.07		$17.16		$16.01	$17.00	$16.69	$15.25
Total return (%) (r)(s)(t)(x)	5.40	(n)	9.43	(c)	(1.09)	3.29	10.48	15.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	(c)	1.09	1.09	1.08	1.08
Expenses after expense reductions (f)(h)	1.08	(a)	1.09	(c)	1.09	1.09	1.08	1.08
Net investment income (loss) (l)	0.28	(a)	0.80	(c)	0.50	0.78	0.82	0.98
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$280,803		$293,064		$320,406	$357,308	$375,305	$359,070

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class C
Net asset value, beginning of period	$17.05		$15.91		$16.90	$16.60	$15.17	$13.35

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.13	(c)	$0.08	$0.13	$0.13	$0.14
Net realized and unrealized gain (loss)	0.90		1.34		(0.29)	0.40	1.46	1.91
Total from investment operations	$0.92		$1.47		$(0.21)	$0.53	$1.59	$2.05

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)		$(0.12)	$(0.19)	$(0.16)	$(0.23)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.02)		$(0.33)		$(0.78)	$(0.23)	$(0.16)	$(0.23)
Net asset value, end of period (x)	$17.95		$17.05		$15.91	$16.90	$16.60	$15.17
Total return (%) (r)(s)(t)(x)	5.37	(n)	9.43	(c)	(1.09)	3.27	10.52	15.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	(c)	1.09	1.09	1.08	1.08
Expenses after expense reductions (f)(h)	1.08	(a)	1.09	(c)	1.09	1.09	1.08	1.08
Net investment income (loss) (l)	0.28	(a)	0.80	(c)	0.49	0.78	0.83	0.97
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$1,153,641		$1,181,728		$1,324,402	$1,397,796	$1,278,659	$915,801

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class I
Net asset value, beginning of period	$17.60		$16.40		$17.38	$17.06	$15.58	$13.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.29	(c)	$0.24	$0.31	$0.30	$0.29
Net realized and unrealized gain (loss)	0.91		1.40		(0.28)	0.40	1.49	1.97
Total from investment operations	$1.03		$1.69		$(0.04)	$0.71	$1.79	$2.26

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.28)		$(0.28)	$(0.35)	$(0.31)	$(0.37)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.49)		$(0.94)	$(0.39)	$(0.31)	$(0.37)
Net asset value, end of period (x)	$18.53		$17.60		$16.40	$17.38	$17.06	$15.58
Total return (%) (r)(s)(t)(x)	5.89	(n)	10.56	(c)	(0.06)	4.28	11.60	16.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.09	(c)	0.09	0.09	0.08	0.08
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.09	0.08	0.08
Net investment income (loss) (l)	1.28	(a)	1.74	(c)	1.49	1.79	1.83	1.97
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$245,270		$206,826		$139,038	$137,468	$118,806	$75,339

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R1
Net asset value, beginning of period	$16.72		$15.60		$16.59	$16.30	$14.90	$13.11

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.13	(c)	$0.08	$0.13	$0.13	$0.15
Net realized and unrealized gain (loss)	0.88		1.32		(0.29)	0.39	1.43	1.86
Total from investment operations	$0.90		$1.45		$(0.21)	$0.52	$1.56	$2.01

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)		$(0.12)	$(0.19)	$(0.16)	$(0.22)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.02)		$(0.33)		$(0.78)	$(0.23)	$(0.16)	$(0.22)
Net asset value, end of period (x)	$17.60		$16.72		$15.60	$16.59	$16.30	$14.90
Total return (%) (r)(s)(t)(x)	5.37	(n)	9.50	(c)	(1.10)	3.26	10.49	15.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	(c)	1.09	1.09	1.08	1.08
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	1.09	1.08	1.08
Net investment income (loss) (l)	0.28	(a)	0.81	(c)	0.51	0.78	0.82	1.03
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$29,829		$31,037		$36,124	$43,975	$45,232	$40,786

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R2
Net asset value, beginning of period	$17.01		$15.86		$16.85	$16.54	$15.12	$13.30

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07		$0.21	(c)	$0.16	$0.21	$0.21	$0.21
Net realized and unrealized gain (loss)	0.89		1.35		(0.29)	0.41	1.44	1.91
Total from investment operations	$0.96		$1.56		$(0.13)	$0.62	$1.65	$2.12

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.20)		$(0.20)	$(0.27)	$(0.23)	$(0.30)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.41)		$(0.86)	$(0.31)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$17.91		$17.01		$15.86	$16.85	$16.54	$15.12
Total return (%) (r)(s)(t)(x)	5.66	(n)	10.04	(c)	(0.63)	3.83	11.01	16.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.59	(c)	0.59	0.59	0.58	0.58
Expenses after expense reductions (f)(h)	0.58	(a)	0.59	(c)	0.59	0.59	0.58	0.58
Net investment income (loss) (l)	0.78	(a)	1.31	(c)	1.00	1.27	1.31	1.48
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$183,036		$191,974		$220,409	$254,012	$279,820	$246,535

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R3
Net asset value, beginning of period	$17.24		$16.07		$17.06	$16.75	$15.30	$13.46

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.25	(c)	$0.20	$0.25	$0.25	$0.25
Net realized and unrealized gain (loss)	0.90		1.37		(0.29)	0.41	1.47	1.92
Total from investment operations	$0.99		$1.62		$(0.09)	$0.66	$1.72	$2.17

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.24)		$(0.24)	$(0.31)	$(0.27)	$(0.33)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.45)		$(0.90)	$(0.35)	$(0.27)	$(0.33)
Net asset value, end of period (x)	$18.15		$17.24		$16.07	$17.06	$16.75	$15.30
Total return (%) (r)(s)(t)(x)	5.77	(n)	10.31	(c)	(0.37)	4.04	11.35	16.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.34	(c)	0.34	0.34	0.33	0.33
Expenses after expense reductions (f)(h)	0.33	(a)	0.34	(c)	0.34	0.34	0.33	0.33
Net investment income (loss) (l)	1.03	(a)	1.53	(c)	1.23	1.52	1.58	1.73
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$353,455		$344,821		$364,025	$424,215	$432,394	$336,430

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R4
Net asset value, beginning of period	$17.36		$16.18		$17.17	$16.85	$15.39	$13.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.30	(c)	$0.25	$0.30	$0.30	$0.28
Net realized and unrealized gain (loss)	0.91		1.37		(0.30)	0.41	1.47	1.95
Total from investment operations	$1.02		$1.67		$(0.05)	$0.71	$1.77	$2.23

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.28)		$(0.28)	$(0.35)	$(0.31)	$(0.37)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.49)		$(0.94)	$(0.39)	$(0.31)	$(0.37)
Net asset value, end of period (x)	$18.28		$17.36		$16.18	$17.17	$16.85	$15.39
Total return (%) (r)(s)(t)(x)	5.91	(n)	10.58	(c)	(0.12)	4.34	11.62	16.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.09	(c)	0.08	0.09	0.08	0.08
Expenses after expense reductions (f)(h)	N/A		N/A		N/A	0.09	0.08	0.08
Net investment income (loss) (l)	1.28	(a)	1.80	(c)	1.51	1.79	1.84	1.92
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$276,944		$264,589		$249,128	$292,471	$208,963	$105,771

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529A
Net asset value, beginning of period	$17.29		$16.11		$17.10	$16.79	$15.34	$13.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.25	(c)	$0.19	$0.25	$0.24	$0.24
Net realized and unrealized gain (loss)	0.90		1.37		(0.29)	0.41	1.47	1.94
Total from investment operations	$0.99		$1.62		$(0.10)	$0.66	$1.71	$2.18

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.23)		$(0.23)	$(0.31)	$(0.26)	$(0.33)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.44)		$(0.89)	$(0.35)	$(0.26)	$(0.33)
Net asset value, end of period (x)	$18.20		$17.29		$16.11	$17.10	$16.79	$15.34
Total return (%) (r)(s)(t)(x)	5.73	(n)	10.31	(c)	(0.41)	4.00	11.27	16.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.44	(c)	0.44	0.44	0.43	0.43
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	(c)	0.38	0.38	0.36	0.38
Net investment income (loss) (l)	0.99	(a)	1.50	(c)	1.18	1.48	1.53	1.68
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$218,123		$210,075		$198,159	$189,065	$164,539	$131,993

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529B
Net asset value, beginning of period	$16.99		$15.86		$16.85	$16.55	$15.12	$13.29

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.12	(c)	$0.07	$0.12	$0.12	$0.13
Net realized and unrealized gain (loss)	0.89		1.34		(0.28)	0.40	1.45	1.91
Total from investment operations	$0.91		$1.46		$(0.21)	$0.52	$1.57	$2.04

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.12)		$(0.12)	$(0.18)	$(0.14)	$(0.21)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.01)		$(0.33)		$(0.78)	$(0.22)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$17.89		$16.99		$15.86	$16.85	$16.55	$15.12
Total return (%) (r)(s)(t)(x)	5.38	(n)	9.37	(c)	(1.13)	3.21	10.45	15.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	(c)	1.19	1.19	1.18	1.18
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	(c)	1.13	1.13	1.12	1.13
Net investment income (loss) (l)	0.24	(a)	0.76	(c)	0.43	0.74	0.77	0.93
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$13,019		$14,214		$16,727	$17,630	$18,354	$18,465
See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529C
Net asset value, beginning of period	$16.89		$15.76		$16.76	$16.47	$15.05	$13.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02		$0.12	(c)	$0.07	$0.12	$0.12	$0.13
Net realized and unrealized gain (loss)	0.89		1.34		(0.29)	0.40	1.45	1.90
Total from investment operations	$0.91		$1.46		$(0.22)	$0.52	$1.57	$2.03

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.12)		$(0.12)	$(0.19)	$(0.15)	$(0.22)
From net realized gain	—		(0.21)		(0.66)	(0.04)	—	—
Total distributions declared to shareholders	$(0.02)		$(0.33)		$(0.78)	$(0.23)	$(0.15)	$(0.22)
Net asset value, end of period (x)	$17.78		$16.89		$15.76	$16.76	$16.47	$15.05
Total return (%) (r)(s)(t)(x)	5.36	(n)	9.48	(c)	(1.18)	3.20	10.48	15.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	(c)	1.19	1.19	1.18	1.18
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	(c)	1.13	1.14	1.12	1.13
Net investment income (loss) (l)	0.24	(a)	0.74	(c)	0.42	0.73	0.77	0.93
Portfolio turnover	0	(n)(y)	1		2	8	2	5
Net assets at end of period (000 omitted)	$80,625		$79,047		$81,302	$79,455	$71,895	$57,475
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Portfolio turnover is less than 1%.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class A
Net asset value, beginning of period	$19.84		$18.02		$19.10	$18.51	$16.43	$13.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.25	(c)	$0.18	$0.24	$0.21	$0.20
Net realized and unrealized gain (loss)	1.43		2.09		(0.42)	0.64	2.11	2.73
Total from investment operations	$1.49		$2.34		$(0.24)	$0.88	$2.32	$2.93

Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.28)	$(0.29)	$(0.24)	$(0.26)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.52)		$(0.84)	$(0.29)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$21.33		$19.84		$18.02	$19.10	$18.51	$16.43
Total return (%) (r)(s)(t)(x)	7.51	(n)	13.26	(c)	(1.13)	4.82	14.19	21.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	(c)	0.36	0.36	0.34	0.34
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	(c)	0.35	0.35	0.34	0.34
Net investment income (loss) (l)	0.58	(a)	1.34	(c)	1.00	1.26	1.20	1.32
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$2,786,193		$2,758,650		$2,915,599	$2,899,650	$2,660,188	$1,962,669

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class B
Net asset value, beginning of period	$19.64		$17.83		$18.89	$18.30	$16.25	$13.60

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.11	(c)	$0.05	$0.10	$0.08	$0.09
Net realized and unrealized gain (loss)	1.42		2.08		(0.42)	0.63	2.08	2.69
Total from investment operations	$1.40		$2.19		$(0.37)	$0.73	$2.16	$2.78

Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.13)	$(0.14)	$(0.11)	$(0.13)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)		$(0.69)	$(0.14)	$(0.11)	$(0.13)
Net asset value, end of period (x)	$21.04		$19.64		$17.83	$18.89	$18.30	$16.25
Total return (%) (r)(s)(t)(x)	7.13	(n)	12.43	(c)	(1.85)	4.03	13.29	20.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	(c)	1.11	1.11	1.09	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.08	1.09
Net investment income (loss) (l)	(0.17	)(a)	0.58	(c)	0.26	0.52	0.45	0.57
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$233,886		$237,525		$258,674	$295,247	$324,788	$328,982

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class C
Net asset value, beginning of period	$19.44		$17.66		$18.73	$18.17	$16.15	$13.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.11	(c)	$0.04	$0.09	$0.08	$0.08
Net realized and unrealized gain (loss)	1.40		2.05		(0.40)	0.64	2.07	2.68
Total from investment operations	$1.38		$2.16		$(0.36)	$0.73	$2.15	$2.76

Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.15)	$(0.17)	$(0.13)	$(0.15)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)		$(0.71)	$(0.17)	$(0.13)	$(0.15)
Net asset value, end of period (x)	$20.82		$19.44		$17.66	$18.73	$18.17	$16.15
Total return (%) (r)(s)(t)(x)	7.10	(n)	12.44	(c)	(1.85)	4.02	13.36	20.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	(c)	1.11	1.11	1.09	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.09	1.09
Net investment income (loss) (l)	(0.17	)(a)	0.59	(c)	0.25	0.52	0.45	0.56
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$929,559		$934,658		$1,001,877	$1,017,542	$921,289	$665,132

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class I
Net asset value, beginning of period	$20.02		$18.17		$19.26	$18.66	$16.55	$13.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.29	(c)	$0.22	$0.29	$0.25	$0.24
Net realized and unrealized gain (loss)	1.44		2.13		(0.42)	0.65	2.14	2.74
Total from investment operations	$1.53		$2.42		$(0.20)	$0.94	$2.39	$2.98

Less distributions declared to shareholders
From net investment income	$—		$(0.27)		$(0.33)	$(0.34)	$(0.28)	$(0.29)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.57)		$(0.89)	$(0.34)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$21.55		$20.02		$18.17	$19.26	$18.66	$16.55
Total return (%) (r)(s)(t)(x)	7.64	(n)	13.61	(c)	(0.93)	5.09	14.51	21.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.11	(c)	0.11	0.11	0.09	0.09
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	(c)	0.10	0.10	0.09	0.09
Net investment income (loss) (l)	0.82	(a)	1.53	(c)	1.24	1.53	1.44	1.55
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$179,765		$151,865		$101,044	$107,598	$93,994	$65,738

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R1
Net asset value, beginning of period	$19.07		$17.32		$18.38	$17.81	$15.83	$13.27

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.11	(c)	$0.04	$0.08	$0.08	$0.09
Net realized and unrealized gain (loss)	1.37		2.02		(0.41)	0.64	2.02	2.62
Total from investment operations	$1.35		$2.13		$(0.37)	$0.72	$2.10	$2.71

Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.13)	$(0.15)	$(0.12)	$(0.15)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)		$(0.69)	$(0.15)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$20.42		$19.07		$17.32	$18.38	$17.81	$15.83
Total return (%) (r)(s)(t)(x)	7.08	(n)	12.48	(c)	(1.91)	4.08	13.29	20.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	(c)	1.11	1.11	1.09	1.09
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.09	1.09
Net investment income (loss) (l)	(0.17	)(a)	0.60	(c)	0.25	0.46	0.46	0.62
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$31,997		$33,854		$38,652	$46,710	$43,907	$39,507

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R2
Net asset value, beginning of period	$19.41		$17.63		$18.70	$18.12	$16.10	$13.49

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03		$0.20	(c)	$0.13	$0.19	$0.16	$0.16
Net realized and unrealized gain (loss)	1.40		2.06		(0.41)	0.63	2.06	2.67
Total from investment operations	$1.43		$2.26		$(0.28)	$0.82	$2.22	$2.83

Less distributions declared to shareholders
From net investment income	$—		$(0.18)		$(0.23)	$(0.24)	$(0.20)	$(0.22)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.48)		$(0.79)	$(0.24)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$20.84		$19.41		$17.63	$18.70	$18.12	$16.10
Total return (%) (r)(s)(t)(x)	7.37	(n)	13.03	(c)	(1.40)	4.59	13.83	21.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.61	(c)	0.61	0.61	0.59	0.59
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	(c)	0.60	0.60	0.59	0.59
Net investment income (loss) (l)	0.33	(a)	1.10	(c)	0.76	1.01	0.93	1.06
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$174,332		$182,744		$196,320	$230,828	$243,497	$209,474

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R3
Net asset value, beginning of period	$19.68		$17.87		$18.95	$18.36	$16.30	$13.66

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06		$0.25	(c)	$0.18	$0.23	$0.21	$0.20
Net realized and unrealized gain (loss)	1.41		2.08		(0.42)	0.65	2.09	2.69
Total from investment operations	$1.47		$2.33		$(0.24)	$0.88	$2.30	$2.89

Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.28)	$(0.29)	$(0.24)	$(0.25)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.52)		$(0.84)	$(0.29)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$21.15		$19.68		$17.87	$18.95	$18.36	$16.30
Total return (%) (r)(s)(t)(x)	7.47	(n)	13.32	(c)	(1.16)	4.85	14.19	21.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	(c)	0.36	0.36	0.34	0.34
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	(c)	0.35	0.35	0.34	0.34
Net investment income (loss) (l)	0.58	(a)	1.34	(c)	1.02	1.24	1.21	1.32
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$242,366		$235,279		$242,669	$274,377	$260,773	$212,174

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R4
Net asset value, beginning of period	$19.84		$18.01		$19.09	$18.50	$16.42	$13.76

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09		$0.29	(c)	$0.23	$0.29	$0.25	$0.23
Net realized and unrealized gain (loss)	1.42		2.11		(0.42)	0.64	2.11	2.72
Total from investment operations	$1.51		$2.40		$(0.19)	$0.93	$2.36	$2.95

Less distributions declared to shareholders
From net investment income	$—		$(0.27)		$(0.33)	$(0.34)	$(0.28)	$(0.29)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.57)		$(0.89)	$(0.34)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$21.35		$19.84		$18.01	$19.09	$18.50	$16.42
Total return (%) (r)(s)(t)(x)	7.61	(n)	13.62	(c)	(0.88)	5.07	14.44	21.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.11	(c)	0.10	0.11	0.09	0.09
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	(c)	0.10	0.10	0.09	0.09
Net investment income (loss) (l)	0.83	(a)	1.55	(c)	1.27	1.57	1.43	1.50
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$211,645		$243,760		$210,248	$243,205	$141,113	$56,433

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529A
Net asset value, beginning of period	$19.70		$17.89		$18.97	$18.38	$16.32	$13.67

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$0.24	(c)	$0.17	$0.23	$0.20	$0.19
Net realized and unrealized gain (loss)	1.42		2.09		(0.42)	0.64	2.09	2.71
Total from investment operations	$1.47		$2.33		$(0.25)	$0.87	$2.29	$2.90

Less distributions declared to shareholders
From net investment income	$—		$(0.22)		$(0.27)	$(0.28)	$(0.23)	$(0.25)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.52)		$(0.83)	$(0.28)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$21.17		$19.70		$17.89	$18.97	$18.38	$16.32
Total return (%) (r)(s)(t)(x)	7.46	(n)	13.27	(c)	(1.19)	4.81	14.11	21.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.46	(c)	0.46	0.46	0.44	0.44
Expenses after expense reductions (f)(h)	0.39	(a)	0.39	(c)	0.39	0.39	0.38	0.39
Net investment income (loss) (l)	0.53	(a)	1.28	(c)	0.96	1.22	1.16	1.27
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$225,794		$211,825		$195,856	$201,475	$193,601	$164,807

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529B
Net asset value, beginning of period	$19.46		$17.67		$18.72	$18.13	$16.08	$13.46

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.10	(c)	$0.04	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	1.40		2.05		(0.41)	0.63	2.07	2.66
Total from investment operations	$1.38		$2.15		$(0.37)	$0.72	$2.14	$2.74

Less distributions declared to shareholders
From net investment income	$—		$(0.06)		$(0.12)	$(0.13)	$(0.09)	$(0.12)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.36)		$(0.68)	$(0.13)	$(0.09)	$(0.12)
Net asset value, end of period (x)	$20.84		$19.46		$17.67	$18.72	$18.13	$16.08
Total return (%) (r)(s)(t)(x)	7.09	(n)	12.36	(c)	(1.91)	3.98	13.31	20.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.21	(c)	1.21	1.21	1.19	1.19
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	(c)	1.14	1.14	1.13	1.14
Net investment income (loss) (l)	(0.22	)(a)	0.53	(c)	0.24	0.49	0.41	0.52
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$12,466		$12,439		$13,405	$17,070	$21,506	$25,286

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529C
Net asset value, beginning of period	$19.21		$17.46		$18.53	$17.97	$15.98	$13.39

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.10	(c)	$0.04	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss)	1.38		2.03		(0.41)	0.63	2.03	2.65
Total from investment operations	$1.36		$2.13		$(0.37)	$0.72	$2.10	$2.73

Less distributions declared to shareholders
From net investment income	$—		$(0.08)		$(0.14)	$(0.16)	$(0.11)	$(0.14)
From net realized gain	—		(0.30)		(0.56)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)		$(0.70)	$(0.16)	$(0.11)	$(0.14)
Net asset value, end of period (x)	$20.57		$19.21		$17.46	$18.53	$17.97	$15.98
Total return (%) (r)(s)(t)(x)	7.08	(n)	12.38	(c)	(1.92)	4.04	13.20	20.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.21	(c)	1.21	1.21	1.19	1.19
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	(c)	1.15	1.15	1.13	1.14
Net investment income (loss) (l)	(0.22	)(a)	0.53	(c)	0.21	0.48	0.39	0.52
Portfolio turnover	0	(n)(y)	1		3	6	2	5
Net assets at end of period (000 omitted)	$76,124		$74,292		$71,170	$75,459	$69,115	$57,004
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Portfolio turnover is less than 1%.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class A
Net asset value, beginning of period	$21.80		$19.47		$20.78	$19.87	$17.17	$13.79

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.20	(c)	$0.12	$0.16	$0.13	$0.12
Net realized and unrealized gain (loss)	1.99		2.70		(0.44)	1.00	2.76	3.44
Total from investment operations	$1.98		$2.90		$(0.32)	$1.16	$2.89	$3.56

Less distributions declared to shareholders
From net investment income	$—		$(0.20)		$(0.31)	$(0.25)	$(0.19)	$(0.18)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.57)		$(0.99)	$(0.25)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$23.78		$21.80		$19.47	$20.78	$19.87	$17.17
Total return (%) (r)(s)(t)(x)	9.08	(n)	15.22	(c)	(1.45)	5.89	16.85	25.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.40	(c)	0.40	0.40	0.37	0.38
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	(c)	0.38	0.38	0.37	0.37
Net investment income (loss) (l)	(0.12	)(a)	0.99	(c)	0.63	0.80	0.70	0.80
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$807,140		$778,995		$785,986	$778,633	$742,788	$539,351

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class B
Net asset value, beginning of period	$21.46		$19.16		$20.46	$19.55	$16.90	$13.56

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.05	(c)	$(0.02)	$0.01	$(0.01)	$0.01
Net realized and unrealized gain (loss)	1.96		2.66		(0.46)	0.99	2.70	3.39
Total from investment operations	$1.86		$2.71		$(0.48)	$1.00	$2.69	$3.40

Less distributions declared to shareholders
From net investment income	$—		$(0.04)		$(0.14)	$(0.09)	$(0.04)	$(0.06)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.41)		$(0.82)	$(0.09)	$(0.04)	$(0.06)
Net asset value, end of period (x)	$23.32		$21.46		$19.16	$20.46	$19.55	$16.90
Total return (%) (r)(s)(t)(x)	8.67	(n)	14.39	(c)	(2.26)	5.12	15.93	25.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.15	(c)	1.15	1.14	1.12	1.13
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	(c)	1.13	1.13	1.12	1.13
Net investment income (loss) (l)	(0.87	)(a)	0.23	(c)	(0.11)	0.07	(0.03)	0.05
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$65,579		$65,287		$71,184	$85,310	$96,456	$100,340

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class C
Net asset value, beginning of period	$21.26		$18.99		$20.30	$19.43	$16.81	$13.51

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.05	(c)	$(0.02)	$0.01	$(0.01)	$0.01
Net realized and unrealized gain (loss)	1.94		2.64		(0.45)	0.97	2.70	3.37
Total from investment operations	$1.84		$2.69		$(0.47)	$0.98	$2.69	$3.38

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.16)	$(0.11)	$(0.07)	$(0.08)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.42)		$(0.84)	$(0.11)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$23.10		$21.26		$18.99	$20.30	$19.43	$16.81
Total return (%) (r)(s)(t)(x)	8.65	(n)	14.42	(c)	(2.24)	5.08	16.01	25.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.15	(c)	1.15	1.15	1.12	1.12
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	(c)	1.13	1.13	1.12	1.12
Net investment income (loss) (l)	(0.87	)(a)	0.24	(c)	(0.12)	0.07	(0.04)	0.04
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$276,856		$274,450		$282,953	$294,608	$265,993	$195,777

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class I
Net asset value, beginning of period	$22.14		$19.77		$21.09	$20.16	$17.41	$13.98

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.25	(c)	$0.18	$0.22	$0.18	$0.17
Net realized and unrealized gain (loss)	2.03		2.74		(0.46)	1.01	2.80	3.48
Total from investment operations	$2.04		$2.99		$(0.28)	$1.23	$2.98	$3.65

Less distributions declared to shareholders
From net investment income	$—		$(0.25)		$(0.36)	$(0.30)	$(0.23)	$(0.22)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.62)		$(1.04)	$(0.30)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$24.18		$22.14		$19.77	$21.09	$20.16	$17.41
Total return (%) (r)(s)(t)(x)	9.21	(n)	15.49	(c)	(1.23)	6.16	17.15	26.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.15	(c)	0.15	0.15	0.12	0.12
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	(c)	0.13	0.13	0.12	0.12
Net investment income (loss) (l)	0.12	(a)	1.19	(c)	0.89	1.06	0.94	1.05
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$129,985		$112,479		$62,542	$64,751	$58,061	$45,150

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14		5/31/13
Class R1
Net asset value, beginning of period	$20.97		$18.74		$20.03	$19.14	$16.55		$13.28

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.05	(c)	$(0.02)	$(0.02)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss)	1.90		2.60		(0.44)	0.99	2.64		3.31
Total from investment operations	$1.81		$2.65		$(0.46)	$0.97	$2.64		$3.32

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.15)	$(0.08)	$(0.05)		$(0.05)
From net realized gain	—		(0.37)		(0.68)	—	—		—
Total distributions declared to shareholders	$—		$(0.42)		$(0.83)	$(0.08)	$(0.05)		$(0.05)
Net asset value, end of period (x)	$22.78		$20.97		$18.74	$20.03	$19.14		$16.55
Total return (%) (r)(s)(t)(x)	8.63	(n)	14.42	(c)	(2.21)	5.08	15.95		25.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.15	(c)	1.15	1.15	1.12		1.13
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	(c)	1.13	1.13	1.12		1.13
Net investment income (loss) (l)	(0.87	)(a)	0.27	(c)	(0.12)	(0.11)	(0.02)		0.05
Portfolio turnover	1	(n)	2		5	6	4		9
Net assets at end of period (000 omitted)	$16,447		$16,835		$17,908	$20,596	$18,849		$18,793

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14		5/31/13
Class R2
Net asset value, beginning of period	$21.36		$19.08		$20.38	$19.48	$16.84		$13.53

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.15	(c)	$0.08	$0.10	$0.08		$0.09
Net realized and unrealized gain (loss)	1.94		2.64		(0.45)	0.99	2.70		3.37
Total from investment operations	$1.90		$2.79		$(0.37)	$1.09	$2.78		$3.46

Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.25)	$(0.19)	$(0.14)		$(0.15)
From net realized gain	—		(0.37)		(0.68)	—	—		—
Total distributions declared to shareholders	$—		$(0.51)		$(0.93)	$(0.19)	$(0.14)		$(0.15)
Net asset value, end of period (x)	$23.26		$21.36		$19.08	$20.38	$19.48		$16.84
Total return (%) (r)(s)(t)(x)	8.90	(n)	14.96	(c)	(1.69)	5.61	16.54		25.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.65	(c)	0.65	0.64	0.62		0.63
Expenses after expense reductions (f)(h)	0.63	(a)	0.63	(c)	0.63	0.63	0.62		0.63
Net investment income (loss) (l)	(0.37	)(a)	0.76	(c)	0.40	0.51	0.46		0.56
Portfolio turnover	1	(n)	2		5	6	4		9
Net assets at end of period (000 omitted)	$76,355		$77,558		$82,546	$94,097	$119,055		$106,825

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R3
Net asset value, beginning of period	$21.63		$19.31		$20.62	$19.72	$17.05	$13.69

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.19	(c)	$0.12	$0.16	$0.13	$0.12
Net realized and unrealized gain (loss)	1.97		2.69		(0.45)	0.99	2.73	3.42
Total from investment operations	$1.96		$2.88		$(0.33)	$1.15	$2.86	$3.54

Less distributions declared to shareholders
From net investment income	$—		$(0.19)		$(0.30)	$(0.25)	$(0.19)	$(0.18)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.56)		$(0.98)	$(0.25)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$23.59		$21.63		$19.31	$20.62	$19.72	$17.05
Total return (%) (r)(s)(t)(x)	9.06	(n)	15.28	(c)	(1.47)	5.89	16.80	26.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.40	(c)	0.40	0.40	0.37	0.38
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	(c)	0.38	0.38	0.37	0.38
Net investment income (loss) (l)	(0.12	)(a)	0.94	(c)	0.65	0.82	0.71	0.79
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$149,135		$142,459		$158,309	$174,355	$164,977	$128,498

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class R4
Net asset value, beginning of period	$21.87		$19.53		$20.85	$19.93	$17.22	$13.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01		$0.25	(c)	$0.16	$0.24	$0.19	$0.14
Net realized and unrealized gain (loss)	2.00		2.71		(0.44)	0.98	2.75	3.49
Total from investment operations	$2.01		$2.96		$(0.28)	$1.22	$2.94	$3.63

Less distributions declared to shareholders
From net investment income	$—		$(0.25)		$(0.36)	$(0.30)	$(0.23)	$(0.22)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.62)		$(1.04)	$(0.30)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$23.88		$21.87		$19.53	$20.85	$19.93	$17.22
Total return (%) (r)(s)(t)(x)	9.19	(n)	15.53	(c)	(1.24)	6.18	17.11	26.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.15	(c)	0.14	0.15	0.12	0.13
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	(c)	0.13	0.13	0.12	0.13
Net investment income (loss) (l)	0.13	(a)	1.23	(c)	0.80	1.21	1.00	0.88
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$77,835		$72,011		$60,355	$79,509	$41,968	$26,339

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529A
Net asset value, beginning of period	$21.66		$19.34		$20.66	$19.76	$17.08	$13.72

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.19	(c)	$0.11	$0.16	$0.13	$0.12
Net realized and unrealized gain (loss)	1.98		2.69		(0.45)	0.98	2.73	3.42
Total from investment operations	$1.96		$2.88		$(0.34)	$1.14	$2.86	$3.54

Less distributions declared to shareholders
From net investment income	$—		$(0.19)		$(0.30)	$(0.24)	$(0.18)	$(0.18)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.56)		$(0.98)	$(0.24)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$23.62		$21.66		$19.34	$20.66	$19.76	$17.08
Total return (%) (r)(s)(t)(x)	9.05	(n)	15.23	(c)	(1.54)	5.84	16.78	25.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.50	(c)	0.50	0.50	0.47	0.48
Expenses after expense reductions (f)(h)	0.42	(a)	0.42	(c)	0.42	0.42	0.41	0.42
Net investment income (loss) (l)	(0.16	)(a)	0.93	(c)	0.59	0.78	0.68	0.75
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$135,457		$129,294		$128,357	$127,112	$117,316	$94,653

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529B
Net asset value, beginning of period	$21.22		$18.94		$20.23	$19.34	$16.72	$13.43

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.04	(c)	$(0.03)	$0.00 (w)	$(0.01)	$(0.00	)(w)
Net realized and unrealized gain (loss)	1.93		2.62		(0.44)	0.97	2.67	3.34
Total from investment operations	$1.83		$2.66		$(0.47)	$0.97	$2.66	$3.34

Less distributions declared to shareholders
From net investment income	$—		$(0.01)		$(0.14)	$(0.08)	$(0.04)	$(0.05)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.38)		$(0.82)	$(0.08)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$23.05		$21.22		$18.94	$20.23	$19.34	$16.72
Total return (%) (r)(s)(t)(x)	8.62	(n)	14.29	(c)	(2.23)	5.05	15.91	24.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.25	(c)	1.25	1.24	1.22	1.23
Expenses after expense reductions (f)(h)	1.18	(a)	1.18	(c)	1.18	1.18	1.17	1.17
Net investment income (loss) (l)	(0.92	)(a)	0.18	(c)	(0.15)	0.02	(0.07)	(0.01)
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$5,150		$5,357		$6,868	$8,151	$8,759	$8,832

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/17 (unaudited)		Year ended
			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13
Class 529C
Net asset value, beginning of period	$20.97		$18.73		$20.04	$19.18	$16.60	$13.34

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.04	(c)	$(0.03)	$0.01	$(0.02)	$(0.00	)(w)
Net realized and unrealized gain (loss)	1.91		2.60		(0.44)	0.96	2.66	3.33
Total from investment operations	$1.81		$2.64		$(0.47)	$0.97	$2.64	$3.33

Less distributions declared to shareholders
From net investment income	$—		$(0.03)		$(0.16)	$(0.11)	$(0.06)	$(0.07)
From net realized gain	—		(0.37)		(0.68)	—	—	—
Total distributions declared to shareholders	$—		$(0.40)		$(0.84)	$(0.11)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$22.78		$20.97		$18.73	$20.04	$19.18	$16.60
Total return (%) (r)(s)(t)(x)	8.63	(n)	14.37	(c)	(2.27)	5.06	15.90	25.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.25	(c)	1.25	1.25	1.22	1.22
Expenses after expense reductions (f)(h)	1.17	(a)	1.17	(c)	1.17	1.17	1.16	1.17
Net investment income (loss) (l)	(0.91	)(a)	0.19	(c)	(0.15)	0.03	(0.08)	(0.01)
Portfolio turnover	1	(n)	2		5	6	4	9
Net assets at end of period (000 omitted)	$35,115		$34,237		$37,772	$37,784	$35,650	$28,527
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as

“underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Each fund has adopted the Rule’s Regulation S-X amendments and believes that the funds’ financial statements are in compliance with those amendments.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there

Notes to Financial Statements (unaudited) – continued

were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Financial Instruments
Mutual Funds	$2,980,808,280	$—	$—	$2,980,808,280

MFS Moderate Allocation Fund
Financial Instruments
Mutual Funds	$5,879,061,023	$—	$—	$5,879,061,023

MFS Growth Allocation Fund
Financial Instruments
Mutual Funds	$5,104,133,788	$—	$—	$5,104,133,788

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Aggressive Growth Allocation Fund
Financial Instruments
Mutual Funds	$1,775,390,236	$—	$—	$1,775,390,236

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$47,474,231	$78,543,458	$52,365,053	$13,686,589
Long-term capital gains	20,970,420	72,886,493	77,841,596	29,346,293
Total distributions	$68,444,651	$151,429,951	$130,206,649	$43,032,882

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,397,143,317	$4,316,112,411	$3,295,126,947	$996,208,610
Gross appreciation	604,583,611	1,658,788,639	1,886,566,944	802,443,263
Gross depreciation	(20,918,648)	(95,840,027)	(77,560,103)	(23,261,637)
Net unrealized appreciation (depreciation)	$583,664,963	$1,562,948,612	$1,809,006,841	$779,181,626

As of 5/31/17
Undistributed ordinary income	13,660,198	23,773,997	18,436,585	2,255,617
Undistributed long-term capital gain	35,515,340	74,421,636	77,312,269	28,745,798
Late year ordinary loss deferral	—	—	—	(1,649,480)
Net unrealized appreciation (depreciation)	521,717,515	1,330,430,701	1,531,900,732	646,179,682

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Effective April 23, 2018, Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A and Class 529A shares on April 23, 2018. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Class A	$7,188,168	$24,033,259	$13,922,129	$45,024,210	$—	$32,638,234	$—	$7,156,960
Class B	231,677	1,402,669	254,242	2,212,721	—	985,823	—	130,195
Class C	1,198,017	7,001,325	1,038,374	9,272,704	—	4,421,768	—	692,383
Class I	1,862,334	4,515,899	1,271,531	2,638,988	—	1,676,074	—	1,164,926
Class R1	25,364	163,203	30,408	253,687	—	157,777	—	48,138
Class R2	375,829	1,445,957	657,198	2,434,788	—	1,781,459	—	548,109
Class R3	828,393	2,641,167	1,626,273	4,967,103	—	2,804,641	—	1,318,189
Class R4	918,553	2,473,515	1,540,573	4,319,121	—	3,248,702	—	788,078
Class 529A	604,701	1,653,561	943,655	2,791,412	—	2,239,534	—	1,093,104
Class 529B	12,081	61,797	9,941	106,797	—	41,396	—	3,105
Class 529C	82,944	431,689	71,159	575,741	—	305,796	—	57,076
Total	$13,328,061	$45,824,041	$21,365,483	$74,597,272	$—	$50,301,204	$—	$13,000,263

From net realized gain

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17	Six Months Ended 11/30/17	Year Ended 5/31/17
Class A	$—	$10,413,124	$—	$39,994,979	$—	$43,439,038	$—	$13,541,544
Class B	—	1,086,420	—	3,921,923	—	3,852,491	—	1,235,473
Class C	—	5,337,616	—	16,328,376	—	15,550,383	—	5,167,281
Class I	—	1,736,111	—	2,001,161	—	1,833,948	—	1,742,417
Class R1	—	121,756	—	440,590	—	587,469	—	337,109
Class R2	—	738,747	—	2,646,297	—	2,996,921	—	1,421,089
Class R3	—	1,112,000	—	4,399,606	—	3,721,910	—	2,535,442
Class R4	—	948,566	—	3,334,327	—	3,554,707	—	1,178,754
Class 529A	—	740,543	—	2,567,927	—	3,053,835	—	2,148,103
Class 529B	—	49,042	—	196,335	—	189,836	—	101,561
Class 529C	—	336,685	—	1,001,158	—	1,124,907	—	623,846
Total	$—	$22,620,610	$—	$76,832,679	$—	$79,905,445	$—	$30,032,619

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $3,528 and is included in the reduction of total expenses in the Statements of Operations.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $79,443 and is included in the reduction of total expenses in the Statements of Operations.

Effective December 28, 2017, for the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund, the investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$202,751	$19,472
MFS Moderate Allocation Fund	414,235	52,260
MFS Growth Allocation Fund	443,094	73,383
MFS Aggressive Growth Allocation Fund	130,051	58,840

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,645,163
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	3,804,471
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,432,804
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	981,492

Notes to Financial Statements (unaudited) – continued

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$670,531
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,433,103
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,172,141
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	326,003

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$3,304,957
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	5,808,598
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,623,808
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,363,499

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$69,575
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	150,064
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	161,044
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	80,723

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$209,482
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	468,700
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	449,866
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	192,188

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$181,936
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	436,717
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	298,457
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	179,934

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$143,603
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	266,205
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	271,354
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	164,156

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	0.99%	$35,749
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	67,596
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	61,675
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	26,202

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$234,848
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	399,372
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	374,305
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	171,432

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$6,495,844	$12,834,826	$10,845,454	$3,485,629

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$5,051	$18,770	$19,716	$11,464
Class B	131	832	815	488
Class C	423	1,890	4,442	1,763
Class R2	80	24	15	3
Class R3	—	110	—	—
Class 529A	7,776	7,606	7,103	7,482
Class 529B	432	470	191	8
Class 529C	881	1,723	1,513	1,545

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

CDSC Imposed	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$6,935	$1,376	$4,310	$1,218
Class B	81,154	181,296	120,176	32,278
Class C	40,745	59,882	68,938	20,669
Class 529B	1,181	1,208	3,111	1,488
Class 529C	392	661	867	724

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. Effective December 10, 2017, this waiver agreement will be terminated.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2017, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$57,441	$106,482	$108,542	$65,663
Class 529B	3,575	6,760	6,167	2,620
Class 529C	23,485	39,937	37,431	17,143
Total Program Manager Fees	$84,501	$153,179	$152,140	$85,426

For the six months ended November 30, 2017, MFD waived the following amount of program manager fees for each fund, which is included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$28,721	$53,241	$54,271	$32,831
Class 529B	1,787	3,380	3,084	1,310
Class 529C	11,742	19,968	18,715	8,572
Total Program Manager Fees Waiver	$42,250	$76,589	$76,070	$42,713

The program manager fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds. Effective December 11, 2017, each fund will enter into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class.

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2017, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Percentage of average daily net assets	0.0006%	0.0003%	0.0003%	0.0010%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,577	$5,144	$4,453	$1,514

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased (redeemed) the following fund shares:

Fund	Class	Shares	Amount
MFS Conservative Allocation Fund	Class I	116,478	$1,766,967
MFS Moderate Allocation Fund	Class I	(14)	(233)
MFS Growth Allocation Fund	Class I	9,349	179,778

(4)	Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$57,229,707	$17,717,898	$16,725,254	$14,584,710
Sales	$152,516,263	$372,336,049	$363,296,440	$101,605,772

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six Months Ended 11/30/17		Year ended 5/31/17		Six Months Ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,316,759	$83,223,454	14,519,530	$217,453,004	7,319,744	$129,792,658	22,844,888	$380,578,300
Class B	193,917	3,024,157	737,834	10,982,035	334,529	5,867,660	1,220,703	20,040,524
Class C	2,335,365	35,991,550	6,532,306	96,252,355	2,871,199	49,977,948	8,731,491	142,308,732
Class I	3,349,639	52,928,074	7,114,001	107,198,483	3,524,381	63,198,406	7,238,472	121,860,754
Class R1	92,425	1,405,309	220,694	3,195,078	144,524	2,459,299	343,636	5,495,409
Class R2	501,128	7,633,937	1,491,020	21,736,930	588,038	10,194,540	1,710,717	27,837,985
Class R3	853,398	13,243,443	2,810,721	41,543,361	2,138,524	37,559,102	3,870,342	63,883,901
Class R4	3,068,775	48,609,864	3,224,684	48,354,147	1,771,250	31,433,723	3,869,810	64,154,551
Class 529A	2,010,595	31,312,570	6,002,011	89,450,005	1,673,608	29,552,414	5,098,697	84,204,133
Class 529B	151,744	2,323,934	455,550	6,687,551	83,138	1,444,693	340,694	5,538,786
Class 529C	680,443	10,401,727	2,458,965	35,985,865	500,108	8,611,209	1,678,036	27,090,469
	18,554,188	$290,098,019	45,567,316	$678,838,814	20,949,043	$370,091,652	56,947,486	$942,993,544

Shares issued to shareholders in reinvestment of distributions
Class A	441,676	$6,886,855	2,264,465	$33,298,319	757,248	$13,347,517	5,075,138	$82,394,212
Class B	14,267	222,040	163,153	2,378,448	14,133	247,569	370,955	5,939,878
Class C	73,739	1,137,274	791,015	11,437,019	56,458	982,750	1,464,652	23,292,945
Class I	88,159	1,386,494	308,538	4,578,610	53,007	946,374	202,242	3,330,757
Class R1	1,676	25,364	20,078	284,959	1,785	30,408	44,514	694,277
Class R2	22,718	344,938	139,831	1,999,761	35,003	604,744	296,777	4,717,570
Class R3	53,537	828,260	257,268	3,753,167	92,921	1,625,593	581,261	9,366,677
Class R4	58,057	905,446	232,126	3,417,065	86,111	1,515,781	468,627	7,608,087
Class 529A	38,975	604,701	163,518	2,391,715	53,771	943,302	331,559	5,358,509
Class 529B	788	12,081	7,716	110,839	573	9,941	19,128	303,132
Class 529C	5,424	82,899	53,625	768,209	4,128	71,124	99,982	1,574,683
	799,016	$12,436,352	4,401,333	$64,418,111	1,155,138	$20,325,103	8,954,835	$144,580,727

Shares reacquired
Class A	(10,192,663)	$(159,404,456)	(28,274,139)	$(422,696,260)	(18,824,149)	$(333,319,187)	(56,970,988)	$(945,981,704)
Class B	(936,821)	(14,582,387)	(2,263,417)	(33,685,530)	(1,884,899)	(33,063,561)	(4,532,965)	(74,564,308)
Class C	(5,108,462)	(78,747,336)	(13,416,079)	(197,873,997)	(7,973,000)	(138,669,126)	(24,157,332)	(395,732,621)
Class I	(1,521,557)	(23,982,234)	(3,654,621)	(55,036,115)	(2,095,064)	(37,600,870)	(4,167,252)	(70,139,001)
Class R1	(166,538)	(2,514,451)	(587,573)	(8,493,241)	(308,037)	(5,233,352)	(847,016)	(13,525,071)
Class R2	(990,167)	(15,096,319)	(2,741,818)	(39,924,604)	(1,688,260)	(29,331,175)	(4,616,711)	(75,036,073)
Class R3	(1,997,898)	(31,139,625)	(5,290,011)	(78,525,398)	(2,760,695)	(48,660,910)	(7,099,738)	(117,448,050)
Class R4	(869,051)	(13,605,079)	(2,146,022)	(32,081,304)	(1,948,525)	(34,392,131)	(4,492,725)	(74,089,915)
Class 529A	(1,536,000)	(23,911,754)	(5,186,363)	(77,325,081)	(1,895,832)	(33,456,349)	(5,574,024)	(92,076,211)
Class 529B	(133,437)	(2,044,191)	(450,904)	(6,625,637)	(192,448)	(3,337,444)	(578,411)	(9,403,297)
Class 529C	(774,800)	(11,835,254)	(2,334,177)	(34,175,581)	(649,652)	(11,208,599)	(2,254,669)	(36,414,557)
	(24,227,394)	$(376,863,086)	(66,345,124)	$(986,442,748)	(40,220,561)	$(708,272,704)	(115,291,831)	$(1,904,410,808)

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Six Months Ended 11/30/17		Year ended 5/31/17		Six Months Ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(4,434,228)	$(69,294,147)	(11,490,144)	$(171,944,937)	(10,747,157)	$(190,179,012)	(29,050,962)	$(483,009,192)
Class B	(728,637)	(11,336,190)	(1,362,430)	(20,325,047)	(1,536,237)	(26,948,332)	(2,941,307)	(48,583,906)
Class C	(2,699,358)	(41,618,512)	(6,092,758)	(90,184,623)	(5,045,343)	(87,708,428)	(13,961,189)	(230,130,944)
Class I	1,916,241	30,332,334	3,767,918	56,740,978	1,482,324	26,543,910	3,273,462	55,052,510
Class R1	(72,437)	(1,083,778)	(346,801)	(5,013,204)	(161,728)	(2,743,645)	(458,866)	(7,335,385)
Class R2	(466,321)	(7,117,444)	(1,110,967)	(16,187,913)	(1,065,219)	(18,531,891)	(2,609,217)	(42,480,518)
Class R3	(1,090,963)	(17,067,922)	(2,222,022)	(33,228,870)	(529,250)	(9,476,215)	(2,648,135)	(44,197,472)
Class R4	2,257,781	35,910,231	1,310,788	19,689,908	(91,164)	(1,442,627)	(154,288)	(2,327,277)
Class 529A	513,570	8,005,517	979,166	14,516,639	(168,453)	(2,960,633)	(143,768)	(2,513,569)
Class 529B	19,095	291,824	12,362	172,753	(108,737)	(1,882,810)	(218,589)	(3,561,379)
Class 529C	(88,933)	(1,350,628)	178,413	2,578,493	(145,416)	(2,526,266)	(476,651)	(7,749,405)
	(4,874,190)	$(74,328,715)	(16,376,475)	$(243,185,823)	(18,116,380)	$(317,855,949)	(49,389,510)	$(816,836,537)

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six Months Ended 11/30/17		Year ended 5/31/17		Six Months Ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	5,730,589	$117,047,370	17,631,896	$330,902,522	1,862,853	$42,082,522	5,215,495	$106,102,055
Class B	318,949	6,439,772	947,384	17,501,483	118,499	2,622,723	325,453	6,484,381
Class C	2,162,127	43,186,169	6,549,675	119,760,717	715,304	15,714,564	1,763,254	34,769,150
Class I	1,681,541	34,575,234	3,951,105	74,634,861	1,036,151	23,833,093	2,860,597	58,811,995
Class R1	82,219	1,607,979	278,232	4,973,025	49,363	1,069,051	97,684	1,901,127
Class R2	493,843	9,822,404	1,074,641	19,615,557	254,076	5,593,743	511,856	10,225,627
Class R3	1,031,257	20,888,410	2,041,251	37,691,225	639,396	14,304,572	1,026,133	20,574,559
Class R4	1,005,079	20,531,999	2,909,189	54,298,777	501,609	11,345,140	1,054,806	21,264,059
Class 529A	1,122,315	22,762,138	3,308,699	61,242,661	436,622	9,787,134	1,166,916	23,454,517
Class 529B	57,381	1,150,259	211,189	3,850,768	20,596	451,315	57,069	1,119,670
Class 529C	338,572	6,687,475	1,124,462	20,265,749	104,460	2,270,918	289,290	5,621,930
	14,023,872	$284,699,209	40,027,723	$744,737,345	5,738,929	$129,074,775	14,368,553	$290,329,070

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	4,112,286	$74,432,373	—	$—	1,016,969	$19,881,737
Class B	—	—	262,328	4,714,042	—	—	69,600	1,343,288
Class C	—	—	1,036,938	18,447,131	—	—	281,909	5,390,107
Class I	—	—	119,225	2,174,665	—	—	79,872	1,583,861
Class R1	—	—	42,732	745,246	—	—	20,427	385,247
Class R2	—	—	258,624	4,582,820	—	—	98,897	1,895,864
Class R3	—	—	363,781	6,526,235	—	—	198,708	3,852,954
Class R4	—	—	376,161	6,797,233	—	—	100,291	1,964,704
Class 529A	—	—	294,479	5,291,789	—	—	166,904	3,241,207
Class 529B	—	—	12,982	231,213	—	—	5,483	104,666
Class 529C	—	—	81,472	1,430,703	—	—	36,083	680,526
	—	$—	6,961,008	$125,373,450	—	$—	2,075,143	$40,324,161

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Six Months Ended 11/30/17		Year ended 5/31/17		Six Months Ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,130,692)	$(287,906,804)	(44,544,367)	$(832,516,552)	(3,647,989)	$(82,195,797)	(10,878,913)	$(220,086,855)
Class B	(1,292,612)	(26,068,302)	(3,625,103)	(67,119,072)	(348,196)	(7,726,255)	(1,068,061)	(21,364,291)
Class C	(5,590,010)	(111,466,178)	(16,244,642)	(298,985,079)	(1,639,067)	(35,899,027)	(4,032,123)	(80,116,135)
Class I	(924,296)	(19,091,198)	(2,044,135)	(38,560,337)	(739,985)	(16,927,958)	(1,025,370)	(21,133,145)
Class R1	(290,695)	(5,647,989)	(776,756)	(13,954,284)	(130,328)	(2,798,589)	(270,679)	(5,332,756)
Class R2	(1,542,848)	(30,936,272)	(3,051,784)	(55,544,220)	(603,292)	(13,339,764)	(1,306,371)	(25,652,238)
Class R3	(1,529,650)	(31,133,446)	(4,026,643)	(74,706,246)	(903,608)	(20,201,402)	(2,835,322)	(57,150,183)
Class R4	(3,379,935)	(69,147,221)	(2,668,377)	(49,502,390)	(535,044)	(12,049,160)	(953,195)	(19,293,374)
Class 529A	(1,209,964)	(24,527,574)	(3,796,467)	(70,026,396)	(670,522)	(15,060,015)	(1,999,894)	(39,919,811)
Class 529B	(98,265)	(1,965,907)	(343,796)	(6,265,950)	(49,607)	(1,092,457)	(172,869)	(3,376,914)
Class 529C	(504,725)	(9,957,242)	(1,414,862)	(25,471,124)	(195,642)	(4,234,892)	(709,037)	(13,706,848)
	(30,493,692)	$(617,848,133)	(82,536,932)	$(1,532,651,650)	(9,463,280)	$(211,525,316)	(25,251,834)	$(507,132,550)

Net change
Class A	(8,400,103)	$(170,859,434)	(22,800,185)	$(427,181,657)	(1,785,136)	$(40,113,275)	(4,646,449)	$(94,103,063)
Class B	(973,663)	(19,628,530)	(2,415,391)	(44,903,547)	(229,697)	(5,103,532)	(673,008)	(13,536,622)
Class C	(3,427,883)	(68,280,009)	(8,658,029)	(160,777,231)	(923,763)	(20,184,463)	(1,986,960)	(39,956,878)
Class I	757,245	15,484,036	2,026,195	38,249,189	296,166	6,905,135	1,915,099	39,262,711
Class R1	(208,476)	(4,040,010)	(455,792)	(8,236,013)	(80,965)	(1,729,538)	(152,568)	(3,046,382)
Class R2	(1,049,005)	(21,113,868)	(1,718,519)	(31,345,843)	(349,216)	(7,746,021)	(695,618)	(13,530,747)
Class R3	(498,393)	(10,245,036)	(1,621,611)	(30,488,786)	(264,212)	(5,896,830)	(1,610,481)	(32,722,670)
Class R4	(2,374,856)	(48,615,222)	616,973	11,593,620	(33,435)	(704,020)	201,902	3,935,389
Class 529A	(87,649)	(1,765,436)	(193,289)	(3,491,946)	(233,900)	(5,272,881)	(666,074)	(13,224,087)
Class 529B	(40,884)	(815,648)	(119,625)	(2,183,969)	(29,011)	(641,142)	(110,317)	(2,152,578)
Class 529C	(166,153)	(3,269,767)	(208,928)	(3,774,672)	(91,182)	(1,963,974)	(383,664)	(7,404,392)
	(16,469,820)	$(333,148,924)	(35,548,201)	$(662,540,855)	(3,724,351)	$(82,450,541)	(8,808,138)	$(176,479,319)

Class T shares were not publicly available for sale during the period. Please see each fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$10,503	$20,315	$17,614	$5,851
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund		6,152,193	242,121	(156,300)	6,238,014
MFS Commodity Strategy Fund		4,987,570	268,961	(349,579)	4,906,952
MFS Emerging Markets Debt Fund		5,921,924	227,639	(210,430)	5,939,133
MFS Emerging Markets Debt Local Currency Fund		8,395,687	498,423	(498,084)	8,396,026
MFS Global Bond Fund		16,893,808	488,336	(752,535)	16,629,609
MFS Global Real Estate Fund		1,911,880	29,861	(93,779)	1,847,962
MFS Government Securities Fund		29,839,761	1,124,905	(537,116)	30,427,550
MFS Growth Fund		2,035,203	13,355	(227,853)	1,820,705
MFS High Income Fund		42,692,782	2,060,189	(1,502,487)	43,250,484
MFS Inflation-Adjusted Bond Fund		28,141,199	1,046,477	(489,530)	28,698,146
MFS Institutional Money Market Portfolio		767,771	43,087,586	(42,419,183)	1,436,174
MFS International Growth Fund		1,916,847	9,686	(185,061)	1,741,472
MFS International Value Fund		1,455,526	11,329	(115,148)	1,351,707
MFS Limited Maturity Fund		49,105,422	1,781,933	(938,076)	49,949,279
MFS Mid Cap Growth Fund		7,174,595	40,868	(779,775)	6,435,688
MFS Mid Cap Value Fund		5,199,733	105,339	(345,387)	4,959,685
MFS New Discovery Fund		1,020,535	5,249	(113,500)	912,284
MFS New Discovery Value Fund		1,957,154	87,613	(188,156)	1,856,611
MFS Research Fund		4,306,955	28,778	(383,514)	3,952,219
MFS Research International Fund		6,739,085	33,581	(544,568)	6,228,098
MFS Total Return Bond Fund		41,291,639	1,353,042	(1,038,677)	41,606,004
MFS Value Fund		4,631,715	135,304	(378,312)	4,388,707

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(67,917)	$(293,756)	$—	$384,611	$59,385,899
MFS Commodity Strategy Fund	(1,232,013)	2,680,332	—	—	29,392,641
MFS Emerging Markets Debt Fund	(15,444)	370,047	—	2,085,077	89,383,958
MFS Emerging Markets Debt Local Currency Fund	(446,048)	823,909	—	1,381,833	59,611,784
MFS Global Bond Fund	(1,142,202)	3,500,714	—	1,251,665	148,336,110
MFS Global Real Estate Fund	99,774	1,538,838	—	—	29,807,627
MFS Government Securities Fund	(332,412)	(3,255,026)	—	3,989,047	296,972,885
MFS Growth Fund	10,888,533	7,429,937	—	—	177,846,440
MFS High Income Fund	(135,489)	(710,193)	—	3,761,087	149,214,169
MFS Inflation-Adjusted Bond Fund	(417,048)	(2,403,370)	—	2,878,572	296,451,844
MFS Institutional Money Market Portfolio	(506)	—	—	8,830	1,436,030
MFS International Growth Fund	1,292,208	3,935,619	—	—	59,244,887
MFS International Value Fund	1,882,645	2,174,592	—	—	59,434,546
MFS Limited Maturity Fund	(197,280)	(1,283,565)	—	2,826,464	297,198,213
MFS Mid Cap Growth Fund	6,015,217	6,541,518	—	—	119,188,948
MFS Mid Cap Value Fund	2,243,109	7,200,103	—	—	121,065,900
MFS New Discovery Fund	885,885	2,989,797	—	—	30,087,139
MFS New Discovery Value Fund	519,501	2,553,610	375,669	299,283	30,281,325
MFS Research Fund	5,883,353	(1,506,104)	—	—	180,221,162
MFS Research International Fund	1,505,485	11,681,216	—	—	119,018,959
MFS Total Return Bond Fund	(145,956)	7,841,728	—	5,925,711	445,184,248
MFS Value Fund	4,151,661	10,137,502	—	1,418,146	182,043,566
	$31,235,056	$61,947,448	$375,669	$26,210,326	$2,980,808,280

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund		6,117,056	81,931	(172,892)	6,026,095
MFS Commodity Strategy Fund		29,520,904	503,237	(940,431)	29,083,710
MFS Emerging Markets Debt Fund		11,792,005	294,068	(438,778)	11,647,295
MFS Emerging Markets Debt Local Currency Fund		16,739,266	515,242	(1,078,128)	16,176,380
MFS Global Bond Fund		33,648,324	456,533	(1,570,584)	32,534,273
MFS Global Real Estate Fund		7,579,515	21,237	(299,521)	7,301,232
MFS Government Securities Fund		59,206,467	1,117,870	(1,020,126)	59,304,211
MFS Growth Fund		5,421,964	2,338	(595,474)	4,828,828
MFS High Income Fund		85,028,323	2,245,827	(2,588,238)	84,685,912
MFS Inflation-Adjusted Bond Fund		39,061,305	685,990	(468,672)	39,278,623
MFS Institutional Money Market Portfolio		1,054	61,335,168	(58,434,426)	2,901,796
MFS International Growth Fund		5,759,174	865	(573,179)	5,186,860
MFS International New Discovery Fund		1,817,551	41	(168,726)	1,648,866
MFS International Value Fund		4,368,877	2,049	(347,780)	4,023,146
MFS Mid Cap Growth Fund		25,094,907	10,818	(2,698,261)	22,407,464
MFS Mid Cap Value Fund		18,142,807	46,257	(1,044,425)	17,144,639
MFS New Discovery Fund		3,061,031	5,430	(339,977)	2,726,484
MFS New Discovery Value Fund		5,853,428	164,336	(483,857)	5,533,907
MFS Research Fund		11,473,003	3,633	(1,037,343)	10,439,293
MFS Research International Fund		20,244,725	7,716	(1,708,522)	18,543,919
MFS Total Return Bond Fund		43,728,904	735,296	(1,052,388)	43,411,812
MFS Value Fund		12,333,618	114,786	(946,957)	11,501,447

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(71,993)	$(276,192)	$—	$379,061	$57,368,427
MFS Commodity Strategy Fund	(3,776,176)	12,209,807	—	—	174,211,422
MFS Emerging Markets Debt Fund	(93,209)	796,052	—	4,138,625	175,291,796
MFS Emerging Markets Debt Local Currency Fund	(965,769)	1,743,430	—	2,731,864	114,852,301
MFS Global Bond Fund	(2,422,316)	7,125,488	—	2,478,388	290,205,713
MFS Global Real Estate Fund	210,040	6,287,646	—	—	117,768,863
MFS Government Securities Fund	(654,320)	(6,407,339)	—	7,895,898	578,809,094
MFS Growth Fund	24,412,606	24,158,340	—	—	471,679,932
MFS High Income Fund	(415,240)	(1,279,493)	—	7,474,185	292,166,397
MFS Inflation-Adjusted Bond Fund	(403,022)	(3,482,009)	—	3,981,480	405,748,173
MFS Institutional Money Market Portfolio	(383)	—	—	13,898	2,901,506
MFS International Growth Fund	3,668,616	11,926,420	—	—	176,456,990
MFS International New Discovery Fund	1,128,326	4,061,696	—	—	59,045,884
MFS International Value Fund	3,590,545	8,525,308	—	—	176,897,737
MFS Mid Cap Growth Fund	14,455,525	29,273,332	—	—	414,986,239
MFS Mid Cap Value Fund	4,578,110	28,187,961	—	—	418,500,640
MFS New Discovery Fund	1,761,236	9,799,349	—	—	89,919,434
MFS New Discovery Value Fund	1,181,597	7,971,063	1,121,254	893,266	90,258,015
MFS Research Fund	8,444,885	38,108,145	—	—	476,031,743
MFS Research International Fund	3,377,988	24,517,094	—	—	354,374,289
MFS Total Return Bond Fund	(330,411)	(1,387,372)	—	6,264,347	464,506,390
MFS Value Fund	7,038,415	30,659,185	—	3,761,552	477,080,038
	$64,715,050	$232,517,911	$1,121,254	$40,012,564	$5,879,061,023

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund		5,213,504	86,364	(118,057)	5,181,811
MFS Commodity Strategy Fund		33,359,387	788,325	(663,785)	33,483,927
MFS Emerging Markets Debt Fund		10,054,591	276,400	(309,079)	10,021,912
MFS Emerging Markets Debt Local Currency Fund		14,298,358	464,106	(834,912)	13,927,552
MFS Emerging Markets Equity Fund		1,592,705	476	(199,140)	1,394,041
MFS Global Bond Fund		11,482,102	190,855	(472,841)	11,200,116
MFS Global Real Estate Fund		9,674,162	46,772	(252,564)	9,468,370
MFS Growth Fund		6,436,608	1,269	(691,468)	5,746,409
MFS High Income Fund		72,525,766	2,098,752	(1,637,852)	72,986,666
MFS Inflation-Adjusted Bond Fund		23,752,635	511,372	(132,711)	24,131,296
MFS Institutional Money Market Portfolio		7,939,564	64,832,715	(62,037,192)	10,735,087
MFS International Growth Fund		8,303,706	312	(817,933)	7,486,085
MFS International New Discovery Fund		3,136,049	123	(282,470)	2,853,702
MFS International Value Fund		6,296,981	910	(494,843)	5,803,048
MFS Mid Cap Growth Fund		27,853,381	4,396	(2,935,517)	24,922,260
MFS Mid Cap Value Fund		19,932,857	71,986	(984,090)	19,020,753
MFS New Discovery Fund		3,506,114	605	(363,747)	3,142,972
MFS New Discovery Value Fund		6,661,221	191,941	(481,952)	6,371,210
MFS Research Fund		9,865,286	2,215	(845,457)	9,022,044
MFS Research International Fund		20,408,748	2,612	(1,685,303)	18,726,057
MFS Total Return Bond Fund		13,965,104	282,699	(245,534)	14,002,269
MFS Value Fund		14,538,862	145,922	(1,079,143)	13,605,641

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(47,529)	$(253,783)	$—	$325,493	$49,330,842
MFS Commodity Strategy Fund	(2,651,217)	12,265,167	—	—	200,568,723
MFS Emerging Markets Debt Fund	(67,503)	669,552	—	3,552,528	150,829,783
MFS Emerging Markets Debt Local Currency Fund	(740,862)	1,400,456	—	2,350,156	98,885,621
MFS Emerging Markets Equity Fund	664,897	4,992,215	—	—	49,864,832
MFS Global Bond Fund	(748,635)	2,367,992	—	851,657	99,905,031
MFS Global Real Estate Fund	138,875	8,208,497	—	—	152,724,812
MFS Growth Fund	27,985,208	29,503,165	—	—	561,309,207
MFS High Income Fund	(295,455)	(1,163,607)	—	6,419,217	251,803,998
MFS Inflation-Adjusted Bond Fund	(121,209)	(2,258,794)	—	2,434,986	249,276,284
MFS Institutional Money Market Portfolio	(20)	(786)	—	59,383	10,734,013
MFS International Growth Fund	4,900,891	17,468,699	—	—	254,676,616
MFS International New Discovery Fund	1,730,922	7,201,169	—	—	102,191,063
MFS International Value Fund	4,641,329	12,727,076	—	—	255,160,046
MFS Mid Cap Growth Fund	13,434,721	34,964,606	—	—	461,560,246
MFS Mid Cap Value Fund	4,151,295	32,071,742	—	—	464,296,579
MFS New Discovery Fund	1,811,522	11,453,002	—	—	103,655,230
MFS New Discovery Value Fund	1,090,503	9,396,403	1,287,783	1,025,931	103,914,436
MFS Research Fund	6,371,681	33,722,259	—	—	411,405,211
MFS Research International Fund	2,746,067	25,283,675	—	—	357,854,948
MFS Total Return Bond Fund	(63,233)	(490,842)	—	2,015,694	149,824,277
MFS Value Fund	7,007,419	37,578,245	—	4,455,037	564,361,990
	$71,939,667	$277,106,108	$1,287,783	$23,490,082	$5,104,133,788

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund		14,005,264	690,096	(192,815)	14,502,545
MFS Emerging Markets Equity Fund		1,073,682	9,159	(118,960)	963,881
MFS Global Real Estate Fund		5,408,441	142,237	(77,738)	5,472,940
MFS Growth Fund		2,568,291	5,255	(220,400)	2,353,146
MFS Institutional Money Market Portfolio		1,415,557	19,877,803	(20,675,014)	618,346
MFS International Growth Fund		4,501,826	7,145	(361,359)	4,147,612
MFS International New Discovery Fund		2,117,575	3,657	(141,702)	1,979,530
MFS International Value Fund		3,409,462	15,315	(206,547)	3,218,230
MFS Mid Cap Growth Fund		10,449,098	16,931	(855,443)	9,610,586
MFS Mid Cap Value Fund		7,368,930	104,483	(137,579)	7,335,834
MFS New Discovery Fund		1,470,344	1,252	(107,257)	1,364,339
MFS New Discovery Value Fund		2,777,438	113,436	(122,507)	2,768,367
MFS Research Fund		3,723,930	522	(199,262)	3,525,190
MFS Research International Fund		7,891,190	26,458	(500,773)	7,416,875
MFS Value Fund		5,712,667	110,635	(227,672)	5,595,630

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(765,600)	$4,869,703	$—	$—	$86,870,247
MFS Emerging Markets Equity Fund	428,382	3,418,418	—	—	34,478,017
MFS Global Real Estate Fund	11,687	4,728,363	—	—	88,278,521
MFS Growth Fund	6,729,653	16,512,936	—	—	229,855,267
MFS Institutional Money Market Portfolio	72	—	—	2,243	618,284
MFS International Growth Fund	1,981,182	10,239,330	—	—	141,101,745
MFS International New Discovery Fund	785,895	5,320,444	—	—	70,886,983
MFS International Value Fund	1,714,918	7,800,198	—	—	141,505,565
MFS Mid Cap Growth Fund	2,979,369	15,436,933	—	—	177,988,049
MFS Mid Cap Value Fund	128,665	13,588,390	—	—	179,067,719
MFS New Discovery Fund	482,893	5,196,798	—	—	44,995,884
MFS New Discovery Value Fund	82,083	4,411,550	541,071	431,053	45,152,070
MFS Research Fund	1,393,022	14,039,513	—	—	160,748,661
MFS Research International Fund	686,743	10,257,412	—	—	141,736,486
MFS Value Fund	775,253	17,181,956	—	1,788,762	232,106,738
	$17,414,217	$133,001,944	$541,071	$2,222,058	$1,775,390,236

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Moderate Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total

Board Review of Investment Advisory Agreement – continued

return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Aggressive Growth Allocation Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes expense limitations for the Aggressive Growth Allocation Fund and Growth Allocation Fund, each of which may not be changed without the Trustee’s approval. The Trustees also considered that according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Broadridge expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was lower than the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.9%
MFS International Value Fund	25.0%
MFS International Growth Fund	24.9%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	9.9%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS fund-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS fund-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS fund-of-funds’ Statements of Assets and Liabilities until the trades with the underlying funds settle. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.35%	$1,000.00	$1,084.12	$1.83
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,080.16	$5.74
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,080.45	$5.74
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,085.48	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,080.51	$5.74
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,082.77	$3.13
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,084.12	$1.83
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,085.76	$0.52
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R6	Actual (i)	0.00%	$1,000.00	$1,037.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.07	$0.00

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, October 2, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 60/365 (to reflect the period from the commencement of the class’s investment operations, October 2, 2017, through November 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Investment Companies (h) - 99.9%
Issuer	Shares/Par	Value ($)
International Stock Funds - 99.7%
MFS Emerging Markets Equity Fund - Class R6	27,555,266	$985,651,856
MFS International Growth Fund - Class R6	72,975,672	2,482,632,372
MFS International New Discovery Fund - Class R6	27,783,964	994,943,773
MFS International Value Fund - Class R6	56,590,494	2,488,284,015
MFS Research International Fund - Class R6	156,137,165	2,983,781,218
		$9,935,293,234
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.19% (v)	17,003,622	$17,001,922
Total Investment Companies (Identified Cost, $7,995,962,995)		$9,952,295,156

Other Assets, Less Liabilities - 0.1%		8,305,205
Net Assets - 100.0%		$9,960,600,361

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $9,952,295,156 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in affiliated issuers, at value (identified cost, $7,995,962,995)	$9,952,295,156
Receivables for fund shares sold	41,782,344
Receivable from investment adviser	170,862
Total assets	$9,994,248,362
Liabilities
Payables for
Investments purchased	$23,085,015
Fund shares reacquired	7,518,472
Payable to affiliates
Shareholder servicing costs	2,962,247
Distribution and service fees	66,044
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	16,210
Total liabilities	$33,648,001
Net assets	$9,960,600,361
Net assets consist of
Paid-in capital	$8,050,171,843
Unrealized appreciation (depreciation)	1,956,332,161
Accumulated net realized gain (loss)	(63,295,262)
Undistributed net investment income	17,391,619
Net assets	$9,960,600,361
Shares of beneficial interest outstanding	505,595,153

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,036,824,699	103,968,232	$19.59
Class B	35,676,538	1,850,974	19.27
Class C	537,126,247	28,168,189	19.07
Class I	5,951,893,633	300,386,667	19.81
Class R1	8,781,108	467,439	18.79
Class R2	75,596,649	3,930,429	19.23
Class R3	347,793,866	17,874,399	19.46
Class R4	893,864,300	45,262,407	19.75
Class R6	73,043,321	3,686,417	19.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.79 [100 / 94.25 x $19.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$94,294
Other	1,870
Total investment income	$96,164
Expenses
Distribution and service fees	$5,696,978
Shareholder servicing costs	4,809,093
Administrative services fee	8,775
Independent Trustees’ compensation	48,507
Custodian fee	46,247
Shareholder communications	179,292
Audit and tax fees	19,391
Legal fees	36,156
Miscellaneous	311,852
Total expenses	$11,156,291
Reduction of expenses by investment adviser and distributor	(1,061,180)
Net expenses	$10,095,111
Net investment income (loss)	$(9,998,947)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$12,734,166
Change in unrealized appreciation (depreciation) from affiliated issuers	$724,794,014
Net realized and unrealized gain (loss)	$737,528,180
Change in net assets from operations	$727,529,233

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
Change in net assets
From operations
Net investment income (loss)	$(9,998,947)	$78,401,612
Net realized gain (loss)	12,734,166	42,842,158
Net unrealized gain (loss)	724,794,014	967,850,103
Change in net assets from operations	$727,529,233	$1,089,093,873
Distributions declared to shareholders
From net investment income	$—	$(109,200,234)
Change in net assets from fund share transactions	$1,556,444,236	$1,961,042,637
Total change in net assets	$2,283,973,469	$2,940,936,276
Net assets
At beginning of period	7,676,626,892	4,735,690,616
At end of period (including undistributed net investment income of $17,391,619 and $27,390,566, respectively)	$9,960,600,361	$7,676,626,892

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$18.07		$15.59		$16.91	$16.96	$15.05	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.24	(c)	$0.17	$0.26	$0.17	$0.18
Net realized and unrealized gain (loss)	1.55		2.54		(1.24)	(0.12)	1.88	2.82
Total from investment operations	$1.52		$2.78		$(1.07)	$0.14	$2.05	$3.00
Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.25)	$(0.19)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$19.59		$18.07		$15.59	$16.91	$16.96	$15.05
Total return (%) (r)(s)(t)(x)	8.41	(n)	18.18	(c)	(6.36)	0.91	13.68	24.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.37	(c)	0.38	0.38	0.35	0.33
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	(c)	0.35	0.35	0.35	0.33
Net investment income (loss) (l)	(0.35	)(a)	1.51	(c)	1.11	1.57	1.04	1.26
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$2,036,825		$1,804,722		$2,388,830	$2,434,548	$2,503,563	$2,051,682

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$17.84		$15.38		$16.75	$16.76	$14.85	$12.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.09	(c)	$0.06	$0.14	$0.05	$0.07
Net realized and unrealized gain (loss)	1.53		2.54		(1.25)	(0.11)	1.86	2.78
Total from investment operations	$1.43		$2.63		$(1.19)	$0.03	$1.91	$2.85
Less distributions declared to shareholders
From net investment income	$—		$(0.17)		$(0.18)	$(0.04)	$—	$(0.01)
Net asset value, end of period (x)	$19.27		$17.84		$15.38	$16.75	$16.76	$14.85
Total return (%) (r)(s)(t)(x)	8.02	(n)	17.27	(c)	(7.09)	0.21	12.86	23.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.12	(c)	1.13	1.13	1.10	1.08
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.10	1.08
Net investment income (loss) (l)	(1.10	)(a)	0.56	(c)	0.37	0.83	0.29	0.54
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$35,677		$34,040		$35,760	$47,145	$63,527	$75,185

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$17.65		$15.23		$16.60	$16.64	$14.79	$11.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.09	(c)	$0.06	$0.13	$0.04	$0.07
Net realized and unrealized gain (loss)	1.52		2.51		(1.23)	(0.10)	1.86	2.77
Total from investment operations	$1.42		$2.60		$(1.17)	$0.03	$1.90	$2.84
Less distributions declared to shareholders
From net investment income	$—		$(0.18)		$(0.20)	$(0.07)	$(0.05)	$(0.03)
Net asset value, end of period (x)	$19.07		$17.65		$15.23	$16.60	$16.64	$14.79
Total return (%) (r)(s)(t)(x)	8.05	(n)	17.28	(c)	(7.07)	0.21	12.84	23.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.12	(c)	1.13	1.13	1.10	1.08
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.10	1.08
Net investment income (loss) (l)	(1.10	)(a)	0.57	(c)	0.36	0.82	0.29	0.50
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$537,126		$470,214		$460,869	$502,461	$505,528	$411,445

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$18.25		$15.75		$17.05	$17.10	$15.16	$12.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.23	(c)	$0.22	$0.31	$0.21	$0.21
Net realized and unrealized gain (loss)	1.57		2.61		(1.26)	(0.13)	1.91	2.86
Total from investment operations	$1.56		$2.84		$(1.04)	$0.18	$2.12	$3.07
Less distributions declared to shareholders
From net investment income	$—		$(0.34)		$(0.26)	$(0.23)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$19.81		$18.25		$15.75	$17.05	$17.10	$15.16
Total return (%) (r)(s)(t)(x)	8.55	(n)	18.42	(c)	(6.09)	1.16	13.99	25.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.12	(c)	0.13	0.14	0.10	0.08
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	(c)	0.10	0.10	0.10	0.08
Net investment income (loss) (l)	(0.10	)(a)	1.39	(c)	1.38	1.85	1.32	1.45
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$5,951,894		$4,166,366		$1,036,517	$857,731	$694,822	$454,999

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$17.39		$15.01		$16.36	$16.43	$14.59	$11.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.10)		$0.09	(c)	$0.05	$0.17	$0.04	$0.08
Net realized and unrealized gain (loss)	1.50		2.47		(1.21)	(0.15)	1.84	2.72
Total from investment operations	$1.40		$2.56		$(1.16)	$0.02	$1.88	$2.80
Less distributions declared to shareholders
From net investment income	$—		$(0.18)		$(0.19)	$(0.09)	$(0.04)	$(0.02)
Net asset value, end of period (x)	$18.79		$17.39		$15.01	$16.36	$16.43	$14.59
Total return (%) (r)(s)(t)(x)	8.05	(n)	17.29	(c)	(7.08)	0.18	12.89	23.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.12	(c)	1.13	1.14	1.10	1.08
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	(c)	1.10	1.10	1.10	1.08
Net investment income (loss) (l)	(1.10	)(a)	0.58	(c)	0.36	1.06	0.24	0.62
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$8,781		$8,716		$7,736	$10,347	$9,306	$6,921

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$17.76		$15.34		$16.66	$16.71	$14.84	$12.04
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$0.17	(c)	$0.13	$0.22	$0.12	$0.14
Net realized and unrealized gain (loss)	1.53		2.52		(1.22)	(0.12)	1.87	2.78
Total from investment operations	$1.47		$2.69		$(1.09)	$0.10	$1.99	$2.92
Less distributions declared to shareholders
From net investment income	$—		$(0.27)		$(0.23)	$(0.15)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$19.23		$17.76		$15.34	$16.66	$16.71	$14.84
Total return (%) (r)(s)(t)(x)	8.28	(n)	17.82	(c)	(6.55)	0.68	13.41	24.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.62	(c)	0.63	0.63	0.60	0.58
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	(c)	0.60	0.60	0.60	0.58
Net investment income (loss) (l)	(0.60	)(a)	1.07	(c)	0.86	1.36	0.77	0.99
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$75,597		$72,991		$59,795	$62,242	$62,817	$45,337

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$17.95		$15.49		$16.80	$16.86	$14.96	$12.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.21	(c)	$0.17	$0.26	$0.16	$0.18
Net realized and unrealized gain (loss)	1.54		2.55		(1.24)	(0.12)	1.89	2.80
Total from investment operations	$1.51		$2.76		$(1.07)	$0.14	$2.05	$2.98
Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.24)	$(0.20)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$19.46		$17.95		$15.49	$16.80	$16.86	$14.96
Total return (%) (r)(s)(t)(x)	8.41	(n)	18.19	(c)	(6.34)	0.89	13.73	24.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.37	(c)	0.38	0.39	0.35	0.33
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	(c)	0.35	0.35	0.35	0.33
Net investment income (loss) (l)	(0.35	)(a)	1.32	(c)	1.11	1.59	0.99	1.28
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$347,794		$289,853		$230,042	$246,552	$212,909	$141,317

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17		5/31/16	5/31/15	5/31/14	5/31/13

Net asset value, beginning of period	$18.19		$15.70		$17.00	$17.04	$15.11	$12.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.26	(c)	$0.20	$0.31	$0.23	$0.22
Net realized and unrealized gain (loss)	1.57		2.57		(1.24)	(0.12)	1.88	2.83
Total from investment operations	$1.56		$2.83		$(1.04)	$0.19	$2.11	$3.05
Less distributions declared to shareholders
From net investment income	$—		$(0.34)		$(0.26)	$(0.23)	$(0.18)	$(0.18)
Net asset value, end of period (x)	$19.75		$18.19		$15.70	$17.00	$17.04	$15.11
Total return (%) (r)(s)(t)(x)	8.58	(n)	18.42	(c)	(6.11)	1.23	13.97	24.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.12	(c)	0.13	0.14	0.11	0.08
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	(c)	0.10	0.10	0.10	0.08
Net investment income (loss) (l)	(0.10	)(a)	1.57	(c)	1.30	1.86	1.43	1.56
Portfolio turnover	0	(n)	3		3	4	2	2
Net assets at end of period (000 omitted)	$893,864		$829,724		$506,597	$467,961	$328,533	$142,166
See Notes to Financial Statements

17

Financial Highlights – continued

Class R6	Six months ended 11/30/17 (i)
Net asset value, beginning of period	$19.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.00	(w)
Net realized and unrealized gain (loss)	0.72
Total from investment operations	$0.72
Less distributions declared to shareholders
Net asset value, end of period (x)	$19.81
Total return (%) (r)(s)(t)(x)	3.77	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income (loss) (l)	0.00	(a)(w)
Portfolio turnover	0	(n)
Net assets at end of period (000 omitted)	$73,043

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the international stock funds held by the fund at November 30, 2017 was to seek capital appreciation.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative

19

Notes to Financial Statements (unaudited) – continued

investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments

20

Notes to Financial Statements (unaudited) – continued

are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,952,295,156	$—	$—	$9,952,295,156

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

21

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

22

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$109,200,234

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$8,059,090,647
Gross appreciation	1,893,206,103
Gross depreciation	(1,594)
Net unrealized appreciation (depreciation)	$1,893,204,509

As of 5/31/17
Undistributed ordinary income	27,390,566
Capital loss carryforwards	(12,901,776)
Net unrealized appreciation (depreciation)	1,168,410,495

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

5/31/19	$(12,901,776)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C will convert to Class A shares approximately ten years after purchase. Any shares with an original

23

Notes to Financial Statements (unaudited) – continued

purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$42,843,397
Class B	—	339,388
Class C	—	5,091,111
Class I	—	41,038,449
Class R1	—	88,451
Class R2	—	1,076,408
Class R3	—	4,828,840
Class R4	—	13,894,190
Total	$—	$109,200,234

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the class’ average daily net assets for each of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and 0.00% annually of the class’ average daily net assets for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $1,057,104, which is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $583,871 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

24

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,391,997
Class B	0.75%	0.25%	1.00%	1.00%	174,659
Class C	0.75%	0.25%	1.00%	1.00%	2,480,690
Class R1	0.75%	0.25%	1.00%	1.00%	43,459
Class R2	0.25%	0.25%	0.50%	0.50%	187,780
Class R3	—	0.25%	0.25%	0.25%	418,393
Total Distribution and Service Fees					$5,696,978

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $3,767, $45 ,$234, $1 and $29 for Class A, Class B, Class C, Class R1, and Class R2, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017, were as follows:

Amount
Class A	$18,204
Class B	15,239
Class C	23,580

Shareholder Servicing Agent – Effective September 28, 2017, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the funds’ Board of Trustees. For the period from September 28, 2017 through November 30, 2017, the fee was $72,090 which equated to 0.0016%.

Effective September 28, 2017, MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur

25

Notes to Financial Statements (unaudited) – continued

sub-accounting fees. For the period from September 28, 2017 through November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,690,302.

Prior to September 28, 2017, under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund paid a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. Effective September 28, 2017, the fund was removed from the Special Servicing Agreement. For the period from June 1, 2017 through September 27, 2017, these costs for the fund amounted to $3,046,701 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0002% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $7,168 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of shares of underlying funds aggregated $1,586,464,278 and $38,608,781, respectively.

26

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	13,397,748	$250,677,933	38,938,295	$630,066,211
Class B	184,806	3,405,019	246,915	3,977,346
Class C	4,373,548	79,879,213	4,890,858	77,962,860
Class I	91,619,620	1,733,054,491	197,372,499	3,216,726,990
Class R1	28,791	516,576	188,046	2,921,639
Class R2	503,576	9,204,381	1,694,035	26,814,629
Class R3	4,464,053	81,175,206	6,264,373	99,674,509
Class R4	6,465,568	121,012,876	20,821,787	333,879,840
Class R6	3,688,507	71,818,084	—	—
Class 529A	—	—	12,652	194,288
Class 529B	—	—	136	2,055
Class 529C	—	—	5,674	85,365
	124,726,217	$2,350,743,779	270,435,270	$4,392,305,732

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,707,880	$41,295,164
Class B	—	—	21,275	321,463
Class C	—	—	289,220	4,323,841
Class I	—	—	2,278,490	35,065,962
Class R1	—	—	6,005	88,451
Class R2	—	—	45,983	690,210
Class R3	—	—	318,735	4,828,840
Class R4	—	—	842,755	12,927,863

	—	$—	6,510,343	$99,541,794

Shares reacquired
Class A	(9,315,509)	$(174,425,838)	(94,956,712)	$(1,515,823,346)
Class B	(241,566)	(4,468,787)	(685,074)	(10,889,260)
Class C	(2,842,819)	(51,572,478)	(8,795,685)	(140,649,319)
Class I	(19,514,696)	(369,503,349)	(37,192,749)	(605,920,301)
Class R1	(62,554)	(1,120,685)	(208,097)	(3,235,051)
Class R2	(682,823)	(12,578,058)	(1,529,276)	(24,261,319)
Class R3	(2,741,751)	(50,660,196)	(5,280,427)	(84,646,715)
Class R4	(6,816,372)	(129,929,029)	(8,325,450)	(135,451,214)
Class R6	(2,090)	(41,123)	—	—
Class 529A	—	—	(450,093)	(7,037,286)
Class 529B	—	—	(25,112)	(388,583)
Class 529C	—	—	(164,158)	(2,502,495)
	(42,220,180)	$(794,299,543)	(157,612,833)	$(2,530,804,889)

27

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	4,082,239	$76,252,095	(53,310,537)	$(844,461,971)
Class B	(56,760)	(1,063,768)	(416,884)	(6,590,451)
Class C	1,530,729	28,306,735	(3,615,607)	(58,362,618)
Class I	72,104,924	1,363,551,142	162,458,240	2,645,872,651
Class R1	(33,763)	(604,109)	(14,046)	(224,961)
Class R2	(179,247)	(3,373,677)	210,742	3,243,520
Class R3	1,722,302	30,515,010	1,302,681	19,856,634
Class R4	(350,804)	(8,916,153)	13,339,092	211,356,489
Class R6	3,686,417	71,776,961	—	—
Class 529A	—	—	(437,441)	(6,842,998)
Class 529B	—	—	(24,976)	(386,528)
Class 529C	—	—	(158,484)	(2,417,130)
	82,506,037	$1,556,444,236	119,332,780	$1,961,042,637

Effective July 15, 2016 Class 529A, Class 529B and Class 529C closed. Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $24,031 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers – An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund		23,898,489	4,163,075	(506,298)	27,555,266
MFS Institutional Money Market Portfolio		18,120,933	208,061,239	(209,178,550)	17,003,622
MFS International Growth Fund		61,395,716	11,742,137	(162,181)	72,975,672
MFS International New Discovery Fund		23,329,998	4,625,914	(171,948)	27,783,964
MFS International Value Fund		46,577,607	10,127,164	(114,277)	56,590,494
MFS Research International Fund		129,953,107	26,477,279	(293,221)	156,137,165

		303,275,850	265,196,808	(210,426,475)	358,046,183

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$3,898,037	$90,314,824	$—	$—	$985,651,856
MFS Institutional Money Market Portfolio	(1,735)	(1,594)	—	94,294	17,001,922
MFS International Growth Fund	2,235,825	192,927,704	—	—	2,482,632,372
MFS International New Discovery Fund	2,695,548	76,221,970	—	—	994,943,773
MFS International Value Fund	2,266,383	155,336,005	—	—	2,488,284,015
MFS Research International Fund	1,640,108	209,995,105	—	—	2,983,781,218

	$12,734,166	$724,794,014	$—	$94,294	$9,952,295,156

29

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee

30

Board Review of Investment Advisory Agreement – continued

and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the

31

Board Review of Investment Advisory Agreement – continued

data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

32

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

33

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2017

MFS® MANAGED WEALTH FUND

MGW-SEM

MFS® MANAGED WEALTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Most markets have proved resilient over the past year, despite uncertainty accompanying a new presidential administration in the United States and unease over ongoing negotiations between the United Kingdom and the European Union regarding Brexit. U.S. share prices have reached new highs in recent months although the U.S. Federal Reserve has continued to gradually hike interest rates and has begun to shrink its balance sheet.

Globally, we’ve experienced a synchronized upturn in economic growth for more than a year. Despite the improvement in economic activity, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Emerging market economies have been boosted in part by a weaker

U.S. dollar and are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Commodity markets have recovered somewhat in response to solid global demand and robust global trade, though not enough to rekindle inflation fears.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

January 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

	Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Strategic Allocation
MFS Growth Fund	31.4%
MFS Value Fund	31.3%
MFS Institutional International Equity Fund	30.8%
Market Exposure Overlay
Mini MSCI EAFE Index Future DEC 2017		(24.1)%
Russell 1000 Mini Value Index Future DEC 2017		(24.4)%
Russell 1000 Mini Growth Index Future DEC 2017		(25.1)%
Net Equity Exposure			19.9%
S&P 500 Index Option 1950 PUT JAN 2018 (o)		(0.0)%
S&P 500 Index Option 2200 PUT DEC 2017		(0.1)%
S&P 500 Index Option 2375 PUT DEC 2017		(0.1)%
S&P 500 Index Option 2075 PUT JUN 2018		(0.4)%
Standard & Poors Index Option PUT(s)			(0.6)%
Russell 2000 Index Option 1200 PUT DEC 2017 (o)		(0.0)%
Russell 2000 Index Option 1230.00 PUT MAR 2018		(0.1)%
Russell 2000 Index Option 1190 PUT JUN 2018		(0.3)%
Russell 2000 Index Option PUT(s)			(0.4)%

2

Portfolio Composition – continued

		Active Security Selection (a)	Derivative Overlay Positions (b)	Net Market Exposure (c)
Downside Hedge(s)				(1.0)%
	S&P 500 Index Option 2250 PUT DEC 2017 (o)		0.0%
Other Market Exposure(s) (o)				0.0%
Net Equivalent Equity Exposure		93.5%	(74.6)%	18.9%
Cash	Cash & Cash Equivalents (d)			6.5%
	Other (e)			74.6%
Total Net Exposure Summary				100.0%

Top ten holdings (c)(l)
Facebook, Inc., “A”	1.7%
Nestle S.A.	1.7%
Mircosoft Corp.	1.6%
JPMorgan Chase & Co.	1.5%
Amazon.com Inc	1.5%
Philip Morris International Inc.	1.3%
Alphabet Inc “A”	1.3%
Mini MSCI EAFE Index Future JUN 2017	(24.1)%
Russell 1000 Mini Value Index Future JUN 2017	(24.4)%
Russell 1000 Mini Growth Index Future JUN 2017	(25.1)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

3

Portfolio Composition – continued

(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(l)	For purposes of this presentation, the components include a look-through to the individual holdings within the underlying affiliated funds.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of November 30, 2017.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2017 through November 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2017 through November 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/17	Ending Account Value 11/30/17	Expenses Paid During Period (p) 6/01/17-11/30/17
A	Actual	0.80%	$1,000.00	$1,010.85	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,021.06	$4.05
B	Actual	1.66%	$1,000.00	$1,006.01	$8.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
C	Actual	1.67%	$1,000.00	$1,006.04	$8.40
	Hypothetical (h)	1.67%	$1,000.00	$1,016.70	$8.44
I	Actual	0.67%	$1,000.00	$1,010.82	$3.38
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40
R1	Actual	1.66%	$1,000.00	$1,006.01	$8.35
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39
R2	Actual	1.16%	$1,000.00	$1,007.91	$5.84
	Hypothetical (h)	1.16%	$1,000.00	$1,019.25	$5.87
R3	Actual	0.91%	$1,000.00	$1,009.85	$4.58
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
R4	Actual	0.66%	$1,000.00	$1,010.82	$3.33
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R6	Actual (i)	0.63%	$1,000.00	$1,006.86	$1.04
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, October 2, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 60/365 (to reflect the period from the commencement of the class’s investment operations, October 2, 2017, through November 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended November 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.12%. See Note 3 in the Notes to Financial Statements for additional information.

6

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Investment Companies (h) - 97.9%
Issuer			Shares/Par		Value ($)
International Stock Funds - 30.8%
MFS Institutional International Equity Fund				276,533	$7,079,254

U.S. Stock Funds - 62.7%
MFS Value Fund - Class R6				173,575	$7,199,894
MFS Growth Fund - Class R6				74,012	7,229,494
					$14,429,388

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 1.19% (v)				1,019,367	$1,019,265
Total Investment Companies (Identified Cost, $17,285,660)					$22,527,907

Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options - 0.1%
Market Index Securities - 0.1%
Russell 2000 Index - December 2017 @ $1,200	Put	Exchange traded	$1,698,555	11	$110
Russell 2000 Index - March 2018 @ $1,230	Put	Exchange traded	1,235,313	8	1,000
Russell 2000 Index - June 2018 @ $1,190	Put	Exchange traded	1,235,313	8	5,760
S&P 500 Index - December 2017 @ $2,375	Put	Exchange traded	1,323,790	5	325
S&P 500 Index - December 2017 @ $1,950	Put	Exchange traded	2,382,822	9	45
S&P 500 Index - January 2018 @ $2,200	Put	Exchange traded	794,274	3	375
S&P 500 Index - June 2018 @ $2,075	Put	Exchange traded	1,588,548	6	7,572
Total Purchased Options (Premiums Paid, $105,492)					$15,187

Written Options (see table below) - 0.0%
(Premiums Received, $4,885)					$(175)

Other Assets, Less Liabilities - 2.0%					467,128
Net Assets - 100.0%					$23,010,222

7

Portfolio of Investments – continued

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $22,527,907 and $15,187, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 11/30/17

Written Options

Underlying	Put/ Call	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Equity Options
S&P 500 Index	Put	Merrill Lynch, Pierce Fenner & Smith Inc.	5	$1,323,790	$2,250	December 2017	$(175)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	55	$5,552,800	December - 2017	$(190,990)
Russell 1000 Mini Value Index	Short	USD	93	5,616,270	December - 2017	(374,669)
Russell 1000 Mini Growth Index	Short	USD	86	5,774,900	December - 2017	(446,443)

						$(1,012,102)

At November 30, 2017, the fund had cash collateral of $599,850 to cover any collateral or margin obligations for derivative contracts. Restricted cash and deposits with brokers in the Statement of Assets and Liabilities is comprised of cash collateral.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $105,492)	$15,187
Investments in affiliated issuers, at value (identified cost, $17,285,660)	22,527,907
Deposits with brokers for futures contracts	599,850
Receivables for
Investments sold	33,496
Fund shares sold	5
Receivable from investment adviser	16,428
Receivable from distributor	719
Total assets	$23,193,592
Liabilities
Payable to custodian	$1,000
Payables for
Daily variation margin on open futures contracts	96,419
Fund shares reacquired	25,000
Written options outstanding, at value (premiums received, $4,885)	175
Payable to affiliates
Shareholder servicing costs	7,142
Payable for independent Trustees’ compensation	42
Accrued expenses and other liabilities	53,592
Total liabilities	$183,370
Net assets	$23,010,222
Net assets consist of
Paid-in capital	$23,311,433
Unrealized appreciation (depreciation)	4,144,550
Accumulated net realized gain (loss)	(4,615,686)
Undistributed net investment income	169,925
Net assets	$23,010,222
Shares of beneficial interest outstanding	2,244,042

9

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,147,192	404,685	$10.25
Class B	62,257	6,203	10.04
Class C	1,306,564	130,783	9.99
Class I	17,232,948	1,676,774	10.28
Class R1	52,057	5,187	10.04
Class R2	52,685	5,169	10.19
Class R3	52,949	5,166	10.25
Class R4	53,224	5,178	10.28
Class R6	50,346	4,897	10.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.87 [100 / 94.25 x $10.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends from affiliated issuers	$66,151
Interest	2,513
Total investment income	$68,664
Expenses
Management fee	$41,547
Distribution and service fees	14,140
Shareholder servicing costs	7,508
Administrative services fee	8,775
Independent Trustees’ compensation	1,344
Custodian fee	19,921
Shareholder communications	3,671
Audit and tax fees	23,488
Legal fees	319
Registration fees	58,049
Miscellaneous	8,154
Total expenses	$186,916
Reduction of expenses by investment adviser and distributor	(96,394)
Net expenses	$90,522
Net investment income (loss)	$(21,858)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(52,225)
Affiliated issuers	360,178
Futures contracts	(1,011,758)
Net realized gain (loss)	$(703,805)
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$(40,823)
Affiliated issuers	1,459,487
Written options	4,710
Futures contracts	(448,087)
Net unrealized gain (loss)	$975,287
Net realized and unrealized gain (loss)	$271,482
Change in net assets from operations	$249,624

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/17 (unaudited)	Year ended 5/31/17
From operations
Net investment income (loss)	$(21,858)	$293,090
Net realized gain (loss)	(703,805)	(3,603,192)
Net unrealized gain (loss)	975,287	4,950,262
Change in net assets from operations	$249,624	$1,640,160
Distributions declared to shareholders
From net realized gain	$—	$(1,400,104)
Change in net assets from fund share transactions	$(1,187,350)	$(37,255,243)
Total change in net assets	$(937,726)	$(37,015,187)
Net assets
At beginning of period	23,947,948	60,963,135
At end of period (including undistributed net investment income of $169,925 and $191,783, respectively)	$23,010,222	$23,947,948

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/17 (unaudited)		Year ended
Class A			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$10.14		$10.00	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05	$0.02	$0.05
Net realized and unrealized gain (loss)	0.12		0.34	(0.08)	0.19
Total from investment operations	$0.11		$0.39	$(0.06)	$0.24
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$(0.07)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$10.25		$10.14	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	1.08	(n)	4.09	(0.59)	2.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	(a)	1.14	0.99	1.35	(a)
Expenses after expense reductions (f)(h)	0.80	(a)	0.83	0.83	0.73	(a)
Net investment income (loss)	(0.22	)(a)(l)	0.48	0.20	0.51	(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$4,147		$4,842	$6,319	$2,418

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class B			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$9.98		$9.92	$10.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.12		0.35	(0.08)	0.19
Total from investment operations	$0.06		$0.31	$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)
From net realized gain on investments	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.04		$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	0.60	(n)	3.30	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.46	(a)	1.90	1.74	2.21	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	1.66	1.66	(a)
Net investment income (loss)	(1.10	)(a)(l)	(0.42)	(0.71)	(0.43	)(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$62		$62	$68	$111

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class C			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$9.93		$9.88	$10.09	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.03)	$(0.06)	$(0.08)
Net realized and unrealized gain (loss)	0.11		0.33	(0.08)	0.23	(g)
Total from investment operations	$0.06		$0.30	$(0.14)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$(0.06)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$9.99		$9.93	$9.88	$10.09
Total return (%) (r)(s)(t)(x)	0.60	(n)	3.22	(1.40)	1.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.45	(a)	1.87	1.74	2.05	(a)
Expenses after expense reductions (f)(h)	1.67	(a)	1.66	1.66	1.66	(a)
Net investment income (loss)	(1.08	)(a)(l)	(0.28)	(0.60)	(0.90	)(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$1,307		$1,668	$3,618	$960

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class I			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$10.17		$10.01	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.06	$0.05	$0.05
Net realized and unrealized gain (loss)	0.11		0.35	(0.09)	0.20
Total from investment operations	$0.11		$0.41	$(0.04)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.06)	$(0.08)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$10.28		$10.17	$10.01	$10.17
Total return (%) (r)(s)(t)(x)	1.08	(n)	4.28	(0.41)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	(a)	0.87	0.74	1.17	(a)
Expenses after expense reductions (f)(h)	0.67	(a)	0.66	0.66	0.66	(a)
Net investment income (loss)	(0.09	)(a)(l)	0.65	0.51	0.59	(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$17,233		$17,167	$50,757	$32,990

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R1			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$9.98		$9.92	$10.13	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.05)		$(0.04)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	0.11		0.35	(0.08)	0.19
Total from investment operations	$0.06		$0.31	$(0.15)	$0.15
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$10.04		$9.98	$9.92	$10.13
Total return (%) (r)(s)(t)(x)	0.60	(n)	3.30	(1.48)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.45	(a)	1.90	1.74	2.22	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	1.66	1.66	(a)
Net investment income (loss)	(1.08	)(a)(l)	(0.42)	(0.71)	(0.40	)(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$52		$52	$50	$102

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R2			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$10.11		$10.00	$10.15	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01	$(0.02)	$0.01
Net realized and unrealized gain (loss)	0.11		0.35	(0.07)	0.19
Total from investment operations	$0.08		$0.36	$(0.09)	$0.20
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.05)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.06)	$(0.05)
Net asset value, end of period (x)	$10.19		$10.11	$10.00	$10.15
Total return (%) (r)(s)(t)(x)	0.79	(n)	3.78	(0.89)	2.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.95	(a)	1.40	1.24	1.72	(a)
Expenses after expense reductions (f)(h)	1.16	(a)	1.16	1.16	1.16	(a)
Net investment income (loss)	(0.58	)(a)(l)	0.08	(0.22)	0.10	(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$53		$52	$50	$102

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R3			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$10.15		$10.01	$10.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.03	$0.00 (w)	$0.03
Net realized and unrealized gain (loss)	0.12		0.36	(0.07)	0.19
Total from investment operations	$0.10		$0.39	$(0.07)	$0.22
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$(0.06)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$10.25		$10.15	$10.01	$10.16
Total return (%) (r)(s)(t)(x)	0.99	(n)	4.08	(0.74)	2.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	(a)	1.15	0.99	1.47	(a)
Expenses after expense reductions (f)(h)	0.91	(a)	0.91	0.91	0.91	(a)
Net investment income (loss)	(0.33	)(a)(l)	0.33	0.03	0.35	(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$53		$52	$50	$102

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/17 (unaudited)		Year ended
Class R4			5/31/17	5/31/16	5/31/15 (c)

Net asset value, beginning of period	$10.17		$10.00	$10.17	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.06	$0.03	$0.06
Net realized and unrealized gain (loss)	0.11		0.36	(0.08)	0.19
Total from investment operations	$0.11		$0.42	$(0.05)	$0.25
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.06)	$(0.08)
From net realized gain	—		(0.25)	(0.06)	—
From tax return of capital	—		—	—	(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.25)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$10.28		$10.17	$10.00	$10.17
Total return (%) (r)(s)(t)(x)	1.08	(n)	4.39	(0.51)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.45	(a)	0.90	0.74	1.22	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.66	0.66	0.66	(a)
Net investment income (loss)	(0.08	)(a)(l)	0.58	0.28	0.60	(a)
Portfolio turnover	3	(n)	5	26	0	(n)(u)
Net assets at end of period (000 omitted)	$53		$53	$50	$102

See Notes to Financial Statements

20

Financial Highlights – continued

Class R6	Six months ended 11/30/17 (i) (unaudited)
Net asset value, beginning of period	$10.21
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)
Net realized and unrealized gain (loss)	0.08
Total from investment operations	$0.07
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(t)(x)	0.69	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.46	(a)
Expenses after expense reductions (f)(h)	0.63	(a)
Net investment income (loss)	(0.53	)(a)(l)
Portfolio turnover	3	(n)
Net assets at end of period (000 omitted)	$50

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, October 2, 2017, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the International and U.S. Stock funds held by the fund November 30, 2017 was to seek capital appreciation.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has

22

Notes to Financial Statements (unaudited) – continued

adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are

23

Notes to Financial Statements (unaudited) – continued

converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

24

Notes to Financial Statements (unaudited) – continued

such as futures contracts, and written options. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,317	$6,870	$—	$15,187
Mutual Funds	22,527,907	—	—	22,527,907
Total	$22,536,224	$6,870	$—	$22,543,094

Other Financial Instruments
Futures Contracts – Liabilities	$(1,012,102)	$—	$—	$(1,012,102)
Written Options – Liabilities	(175)	—	—	(175)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$—	$(1,012,102)
Equity	Purchased Equity Options	15,187	—
Equity	Written Equity Options	—	(175)
Total		$15,187	$(1,012,277)

(a)	The value for futures contracts presented in this table corresponds to the value reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

25

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)
Equity	$(1,011,758)	$(52,225)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Written Options
Equity	$(448,087)	$(40,823)	$4,710

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of

26

Notes to Financial Statements (unaudited) – continued

interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” in the Statement of Operations.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2017:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(96,419)
Purchased Options	15,187	—
Written Options	—	(175)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$15,187	$(96,594)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	15,187	(96,594)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the

27

Notes to Financial Statements (unaudited) – continued

fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

28

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

29

Notes to Financial Statements (unaudited) – continued

The tax character of distributions declared to shareholders for the fiscal year is as follows:

Year ended 5/31/17
Ordinary income (including any short-term capital gains)	$4,747
Long-term capital gain	1,395,357
Total distributions	$1,400,104

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/17
Cost of investments	$18,220,710
Gross appreciation	4,412,689
Gross depreciation	(90,305)
Net unrealized appreciation (depreciation)	$4,322,384

As of 5/31/17
Undistributed ordinary income	191,783
Capital loss carryforwards	(3,695,820)
Other temporary differences	49,482
Net unrealized appreciation (depreciation)	2,903,720

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2017 the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,156,682)
Long-Term	(539,138)
Total	$(3,695,820)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. Any shares with an original purchase date of April 30, 2008 or earlier will automatically convert to Class A shares on April 23, 2018.

30

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 11/30/17	Year ended 5/31/17
Class A	$—	$160,265
Class B	—	1,757
Class C	—	93,309
Class I	—	1,139,635
Class R1	—	1,287
Class R2	—	1,283
Class R3	—	1,282
Class R4	—	1,286
Total	$—	$1,400,104

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2017, this management fee reduction amounted to $971 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2017, was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%	0.63%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2018. For the six months ended November 30, 2017, this reduction amounted to $92,832 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

31

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $691 for the six months ended November 30, 2017, as its portion of the initial sales charge on sales of Class shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.13%	$5,458
Class B	0.75%	0.25%	1.00%	1.00%	311
Class C	0.75%	0.25%	1.00%	1.00%	7,913
Class R1	0.75%	0.25%	1.00%	1.00%	260
Class R2	0.25%	0.25%	0.50%	0.50%	132
Class R3	—	0.25%	0.25%	0.25%	66
Total Distribution and Service Fees					$14,140

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2017, this rebate amounted to $2,591 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2017 were as follows:

Amount
Class A	$—
Class B	—
Class C	37

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

32

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2017, the fee was $537, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended November 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,974.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2017 was equivalent to an annual effective rate of 0.0739% of the fund’s average daily net assets:

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2017, the fee paid by the fund under this agreement was $22 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/29/17	Class R6	4,897	$50,000

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
6/07/16	Class I	299,103	$3,000,000
6/08/16	Class I	298,805	3,000,000
5/10/17	Class I	994,036	10,000,000
5/17/17	Class I	991,080	10,000,000

33

Notes to Financial Statements (unaudited) – continued

At November 30, 2017, MFS held approximately 84%, 100%, 100%, 100%, 100%, and 100% of the outstanding shares of Class B, Class R1, Class R2, Class R3, Class R4 and Class R6, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2017, purchases and sales of shares of underlying funds aggregated $738,080 and $2,657,506, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/17(i)		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	37,569	$384,718	111,165	$1,112,580
Class B	30	300	61	600
Class C	751	7,482	10,686	105,144
Class I	191,517	1,954,841	430,314	4,285,082
Class R6	4,897	50,000	—	—
	234,764	$2,397,341	552,226	$5,503,406

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	16,660	$160,265
Class B	—	—	185	1,757
Class C	—	—	9,874	93,309
Class I	—	—	109,711	1,057,610
Class R1	—	—	136	1,287
Class R2	—	—	134	1,283
Class R3	—	—	133	1,282
Class R4	—	—	133	1,286
	—	$—	136,966	$1,318,079

Shares reacquired
Class A	(110,176)	$(1,123,698)	(282,450)	$(2,771,199)
Class B	—	—	(951)	(9,440)
Class C	(37,968)	(379,173)	(218,905)	(2,102,861)
Class I	(203,333)	(2,081,820)	(3,924,006)	(39,193,228)
	(351,477)	$(3,584,691)	(4,426,312)	$(44,076,728)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/17(i)		Year ended 5/31/17
	Shares	Amount	Shares	Amount
Net change
Class A	(72,607)	$(738,980)	(154,625)	$(1,498,354)
Class B	30	300	(705)	(7,083)
Class C	(37,217)	(371,691)	(198,345)	(1,904,408)
Class I	(11,816)	(126,979)	(3,383,981)	(33,850,536)
Class R1	—	—	136	1,287
Class R2	—	—	134	1,283
Class R3	—	—	133	1,282
Class R4	—	—	133	1,286
Class R6	4,897	50,000	—	—
	(116,713)	$(1,187,350)	(3,737,120)	$(37,255,243)

(i)	For Class R6, the period is from inception October 2, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2017, the fund’s commitment fee and interest expense were $131, and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	82,405	2,339	(10,732)	74,012
MFS Institutional International Equity Fund	298,430	10,790	(32,687)	276,533
MFS Institutional Money Market Portfolio	1,756,339	5,458,134	(6,195,106)	1,019,367
MFS Value Fund	186,867	8,192	(21,484)	173,575

35

Notes to Financial Statements (unaudited) – continued

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$189,401	$552,506	$—	$—	$7,229,494
MFS Institutional International Equity Fund	92,054	408,191	—	—	7,079,254
MFS Institutional Money Market Portfolio	(7)	(100)	—	8,328	1,019,265
MFS Value Fund	78,730	498,890	—	57,823	7,199,894

	$360,178	$1,459,487	$—	$66,151	$22,527,907

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

37

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Lipper performance universe over the one-year period ended December 31, 2016. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 27, 2014, and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have

38

Board Review of Investment Advisory Agreement – continued

comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

39

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

41

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.